Nationwide Advisory Retirement Income Annuity®
Individual Flexible Premium Deferred Variable Annuity Contracts
Issued by
Nationwide Life Insurance Company
through its
Nationwide Variable Account-15
The date of this prospectus is May 1, 2020.
The contracts described in this prospectus are not available in the State of New York.
This prospectus contains basic information about the contracts that should be understood before investing. Read this prospectus carefully and keep it for future reference.
Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial professionals, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features, and investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with the purchaser’s investment objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics and needs.
The Statement of Additional Information (dated May 1, 2020), which contains additional information about the contracts and the Variable Account, has been filed with the SEC and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 65. To obtain free copies of the Statement of Additional Information or to make any other service requests, contact Nationwide by one of the methods described in Contacting the Service Center.
The SEC maintains a web site (www.sec.gov) that contains the prospectus, the Statement of Additional Information, material incorporated by reference, and other information.
Variable annuities are not insured by the Federal Deposit Insurance Corporation or any other federal government agency, and are not deposits of, guaranteed by, or insured by the depository institution where offered or any of its affiliates. Variable annuity contracts involve investment risk and may lose value. These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.
The Sub-Accounts offered through this contract invest in the underlying mutual funds listed below. For a complete list of underlying mutual funds, refer to Appendix A: Underlying Mutual Fund Information. Nationwide may assess an additional charge on allocations to certain Sub-Accounts (see Low Cost Fund Fee). For more information on the underlying mutual funds, refer to the prospectus for the underlying mutual fund. To obtain free copies of prospectuses for the underlying mutual funds, Contract Owners can visit their online account or contact the Service Center using any of the methods described in Contacting the Service Center.
•	Alger Capital Appreciation Portfolio: Class I-2 Shares
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A
•	ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III
•	ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III
•	American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
•	American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II
•	American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II
•	American Funds Insurance Series® - Asset Allocation Fund: Class 4
•	American Funds Insurance Series® - Blue Chip Income and Growth Fund: Class 4
•	American Funds Insurance Series® - Bond Fund: Class 4

•	American Funds Insurance Series® - Global Growth Fund: Class 4
•	American Funds Insurance Series® - Growth Fund: Class 4
•	American Funds Insurance Series® - Growth-Income Fund: Class 4
•	American Funds Insurance Series® - High-Income Bond Fund: Class 4
•	American Funds Insurance Series® - International Fund: Class 4
•	American Funds Insurance Series® - New World Fund®: Class 4
•	BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III
•	BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III
•	Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2
•	Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class
•	DFA Investment Dimensions Group Inc. - DFA VA Global Moderate Allocation Portfolio: Institutional Class
•	DFA Investment Dimensions Group Inc. - VA Equity Allocation Portfolio: Institutional Class
•	DFA Investment Dimensions Group Inc. - VA Global Bond Portfolio
•	DFA Investment Dimensions Group Inc. - VA International Small Portfolio
•	DFA Investment Dimensions Group Inc. - VA International Value Portfolio
•	DFA Investment Dimensions Group Inc. - VA Short-Term Fixed Portfolio
•	DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio
•	DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio
•	Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class
•	Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2
•	First Eagle Variable Funds - Overseas Variable Fund
•	Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
•	Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares
•	Goldman Sachs Variable Insurance Trust - Goldman Sachs Small Cap Equity Insights Fund: Service Shares
•	Guggenheim Variable Funds Trust - Series E (Total Return Bond Series)
•	Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series)
•	Guggenheim Variable Funds Trust - Series P (High Yield Series)
•	Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares
•	Invesco Oppenheimer V.I. Global Fund: Series II
•	Invesco Oppenheimer V.I. International Growth Fund: Series I
•	Invesco Oppenheimer V.I. Main Street Fund: Series II
•	Ivy Variable Insurance Portfolios - Energy: Class II
•	Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II
•	Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares
•	Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares
•	Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares
•	Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares
•	John Hancock Variable Insurance Trust - Emerging Markets Value Trust: Series II
•	Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
•	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Growth Portfolio: Class I
•	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II
•	Lord Abbett Series Fund, Inc. - Bond Debenture Portfolio: Class VC
•	Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC
•	MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class
•	MFS® Variable Insurance Trust - MFS Growth Series: Service Class
•	MFS® Variable Insurance Trust - MFS Utilities Series: Service Class
•	MFS® Variable Insurance Trust - MFS Value Series: Service Class
•	MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class
•	MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class
•	Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II
•	Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II
•	Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I
•	Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I
•	Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class Y
•	Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
•	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II

•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class Y
•	Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT International Index Fund: Class Y
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class Y
•	Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class Y
•	Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic℠ Multi-Asset Fund: Class Y
•	Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II
•	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class Y
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class Y
•	Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class Y
•	Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II
•	Northern Lights Variable Trust - Probabilities VIT Fund: Class 1
•	PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - CommodityRealReturn® Strategy Portfolio: Administrative Class
•	PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Administrative Class
•	PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Administrative Class
•	PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class
•	PIMCO Variable Insurance Trust - Income Portfolio: Administrative Class
•	PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class
•	PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class
•	PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio: Administrative Class
•	PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class
•	PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class
•	PIMCO Variable Insurance Trust - Short Term Portfolio: Administrative Class
•	PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class
•	Putnam Variable Trust - Putnam VT Diversified Income Fund: Class IB
•	Putnam Variable Trust - Putnam VT Income Fund: Class IB
•	Putnam Variable Trust - Putnam VT International Value Fund: Class IB
•	Rydex Variable Trust - Consumer Products Fund
•	Rydex Variable Trust - Financial Services Fund
•	Rydex Variable Trust - Telecommunications Fund
•	T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II
•	T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
•	The Merger Fund VL - The Merger Fund VL
•	Two Roads Shared Trust - Redwood Managed Volatility Portfolio: Class I
•	VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Class S
•	VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S
•	VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S
•	Vanguard Variable Insurance Fund - Balanced Portfolio
•	Vanguard Variable Insurance Fund - Capital Growth Portfolio
•	Vanguard Variable Insurance Fund - Diversified Value Portfolio
•	Vanguard Variable Insurance Fund - Equity Income Portfolio
•	Vanguard Variable Insurance Fund - Equity Index Portfolio
•	Vanguard Variable Insurance Fund - Global Bond Index Portfolio
•	Vanguard Variable Insurance Fund - Growth Portfolio
•	Vanguard Variable Insurance Fund - High Yield Bond Portfolio
•	Vanguard Variable Insurance Fund - International Portfolio

•	Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio
•	Vanguard Variable Insurance Fund - Real Estate Index Portfolio
•	Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio
•	Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio
•	Vanguard Variable Insurance Fund - Total International Stock Market Index Portfolio
•	Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio
•	Wells Fargo Variable Trust - VT Discovery Fund: Class 2
Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, Nationwide may discontinue mailing paper copies of shareholder reports for underlying mutual funds available under the contract unless the Contract Owner specifically requests that paper copies continue to be delivered. Instead, the shareholder reports will be made available on a website. Nationwide will notify Contract Owners by mail each time a shareholder report is posted and will provide a website link to access the report. Instructions for requesting paper copies will also be included in the notice.
Contracts where the Contract Owner already elected to receive shareholder reports electronically will not be affected by this change and no action is required. To elect to receive shareholder reports and other communications from Nationwide electronically, contact the Service Center (see Contacting the Service Center).
Contract Owners may elect to receive all future shareholder reports in paper free of charge. To do so, Contract Owners should contact the Service Center to inform Nationwide that paper copies of shareholder reports should continue to be delivered. Any election to receive shareholder reports in paper will apply to all underlying funds available under the contract.

Glossary of Special Terms
Accumulation Unit – An accounting unit of measure used to calculate the Contract Value allocated to the Variable Account before the Annuitization Date.
Annual Adviser Fee Allowance – An amount used to determine whether a withdrawal from the contract to pay investment advisory fees is a Standard Adviser Fee or an Excess Adviser Fee. Information on how to calculate the Annual Adviser Fee Allowance is in the Withdrawals to Pay Investment Advisory Fees provision.
Annual Adviser Fee Allowance Percentage – A specified percentage used to determine the Annual Adviser Fee Allowance. The Annual Adviser Fee Allowance Percentage is identified in the Withdrawals to Pay Investment Advisory Fees provision.
Annuitant – The person(s) whose length of life determines how long annuity payments are paid.
Annuitization Date – The date on which annuity payments begin.
Annuity Commencement Date – The date on which annuity payments are scheduled to begin.
Charitable Remainder Trust – A trust meeting the requirements of Section 664 of the Internal Revenue Code.
Co-Annuitant – The person designated by the Contract Owner to receive the benefit associated with the Spousal Protection Feature.
Contingent Annuitant – The individual who becomes the Annuitant if the Annuitant dies before the Annuitization Date.
Contract Anniversary – Each recurring one-year anniversary of the date the contract was issued.
Contract Owner(s) – The person(s) who owns all rights under the contract.
Contract Value – The value of all Accumulation Units in a contract.
Contract Year – Each year the contract is in force beginning with the date the contract is issued.
Current Income Benefit Base – For purposes of the Retirement Income DeveloperSM option and the Nationwide Lifetime Income® Rider Advisory option, it is equal to the Original Income Benefit Base adjusted throughout the life of the contract to account for subsequent purchase payments, Early Withdrawals (applicable for Retirement Income Developer only), Excess Withdrawals, Excess Adviser Fees, reset opportunities, and if elected, the Non-Lifetime Withdrawal. Starting with the first Lifetime Withdrawal, this amount is multiplied by the Lifetime Withdrawal Percentage to arrive at the Lifetime Withdrawal Amount for any given calendar year.
Daily Net Assets – A figure that is calculated at the end of each Valuation Date and represents the sum of all the Contract Owners' interests in the Sub-Accounts after the deduction of underlying mutual fund expenses.
Early Withdrawal – For purposes of the Retirement Income Developer option, any withdrawal taken before the Withdrawal Start Date, excluding a Non-Lifetime Withdrawal, Excess Adviser Fees, and Standard Adviser Fees.
Excess Adviser Fee – Any withdrawal or combination of withdrawals from the contract to pay investment advisory fees in excess of the Annual Adviser Fee Allowance for the current Contract Year.
Excess Withdrawal – For purposes of the Retirement Income Developer option and the Nationwide Lifetime Income Rider Advisory option, the amount of any withdrawal taken in excess of the Lifetime Withdrawal for that year, excluding a Non-Lifetime Withdrawal, Excess Adviser Fees, and Standard Adviser Fees.
General Account – All assets of Nationwide other than those of the Variable Account or in other separate accounts of Nationwide.
Individual Retirement Account – An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.
Individual Retirement Annuity or IRA – An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs or Simple IRAs.

Lifetime Withdrawal – For purposes of the Retirement Income Developer option and the Nationwide Lifetime Income Rider Advisory option, it is a withdrawal of all or a portion of the Lifetime Withdrawal Amount.
Lifetime Withdrawal Amount – For purposes of the Retirement Income Developer option and the Nationwide Lifetime Income Rider Advisory option, the maximum amount that can be withdrawn during a calendar year after the Withdrawal Start Date without reducing the Current Income Benefit Base. It is calculated annually, on each January 1, by multiplying the Current Income Benefit Base by the Lifetime Withdrawal Percentage.
Lifetime Withdrawal Percentage – An age-based percentage used to determine the Lifetime Withdrawal Amount under the Retirement Income Developer option and the Nationwide Lifetime Income Rider Advisory option. The applicable percentage is multiplied by the Current Income Benefit Base to arrive at the Lifetime Withdrawal Amount.
Nationwide – Nationwide Life Insurance Company.
Net Asset Value – The value of one share of an underlying mutual fund at the close of regular trading on the New York Stock Exchange.
Non-Lifetime Withdrawal – For purposes of the Retirement Income Developer option and the Nationwide Lifetime Income Rider Advisory option, a one-time only election to take a withdrawal from the contract after the first Contract Anniversary and before the first Lifetime Withdrawal that will not initiate the lifetime income benefit.
Non-Qualified Contract – A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.
Original Income Benefit Base – For purposes of the Retirement Income Developer option and the Nationwide Lifetime Income Rider Advisory option, the initial benefit base calculated on the date the option is elected, which is equal to the Contract Value.
Qualified Plan – A retirement plan that receives favorable tax treatment under Section 401 of the Internal Revenue Code.
Rate Sheet Supplement – A supplement to this prospectus that contains certain information applicable to the Retirement Income Developer option and the Nationwide Lifetime Income Rider Advisory option during the stipulated period. The Rate Sheet Supplement discloses the Roll-up Interest Rate, Roll-up Crediting Period, and Lifetime Withdrawal Percentages that are available for new contracts.
Roll-up Interest Rate – For purposes of the Nationwide Lifetime Income Rider Advisory option, the simple interest rate used to determine the roll-up in the calculation of the Current Income Benefit Base.
Roll-up Crediting Period – For purposes of the Nationwide Lifetime Income Rider Advisory option, beginning with the date the contract is issued, the maximum period of time that the Roll-up Interest Rate will be applied in the calculation of the Current Income Benefit Base.
Roth IRA – An annuity contract that qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.
SEC – Securities and Exchange Commission.
SEP IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.
Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the contract. For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility. Information on how to contact the Service Center is in the Contacting the Service Center provision.
Simple IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.
Standard Adviser Fee – Any withdrawal or combination of withdrawals from the contract to pay investment advisory fees that is less than or equal to the Annual Adviser Fee Allowance for the current Contract Year.

Sub-Account Daily Net Assets – A figure that is calculated at the end of each Valuation Date and represents the sum of the Contract Owners’ interests in a specific Sub-Account after the deduction of underlying mutual fund expenses.
Sub-Accounts – Divisions of the Variable Account, each of which invests in a single underlying mutual fund.
Tax Sheltered Annuity – An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code. Contracts issued pursuant to this prospectus cannot be issued as Tax Sheltered Annuities.
Valuation Date – Each day the New York Stock Exchange is open for business or any other day during which there is a sufficient degree of trading such that the current Net Asset Value of the underlying mutual fund shares might be materially affected. Values of the Variable Account are determined as of the close of regular trading on the New York Stock Exchange, which generally closes at 4:00 p.m. EST.
Valuation Period – The period of time commencing at the close of a Valuation Date and ending at the close of regular trading on the New York Stock Exchange for the next succeeding Valuation Date.
Variable Account – Nationwide Variable Account-15, a separate account that Nationwide established to hold Contract Owner assets allocated to variable investment options. The Variable Account is divided into Sub-Accounts, each of which invests in a separate underlying mutual fund.
Withdrawal Start Date – For purposes of the Retirement Income Developer option, the date Lifetime Withdrawals begin which must be on or after the date the Contract Owner reaches age 59½, or if the Joint Option for the Retirement Income Developer option is elected, the date the younger spouse reaches age 59½. For purposes of the Nationwide Lifetime Income Rider Advisory option, the date the Lifetime Withdrawals begin.

Table of Contents (continued)

Table of Contents (continued)

Contract Expenses
The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, or surrendering the contract.
The first table describes the fees and expenses a Contract Owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.
Contract Owner Transaction Expenses
Maximum Premium Tax Charge (as a percentage of purchase payments)	5%[1]

The next table describes the fees and expenses that a Contract Owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).
Recurring Contract Expenses
Variable Account Annual Expenses (assessed as an annualized percentage of Daily Net Assets)
Mortality and Expense Risk Charge	0.15%
Administrative Charge	0.05%
Total Variable Account Charges	0.20%
Additional Optional Riders (assessed annually as a percentage of a benefit base)
Return of Premium Death Benefit Option Charge (the benefit base is the death benefit value)	0.15%
Maximum Retirement Income Developer Charge (the benefit base is the Current Income Benefit Base2)	1.25%[3]
Joint Option for the Retirement Income Developer Charge (the benefit base is the Current Income Benefit Base2)	0.15%[4]
Maximum Nationwide Lifetime Income Rider Advisory Option Charge (the benefit base is the Current Income Benefit Base5)	1.50%[6]
Maximum Joint Option for Nationwide Lifetime Income Rider Advisory Option Charge (the benefit base is the Current Income Benefit Base2)	0.40%[7]
Maximum Low Cost Fund Fee (assessed as an annualized percentage of Sub-Account Daily Net Assets on certain Sub-Accounts)	0.35%[8]

[1]	Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities. The amount assessed to the contract will equal the amount assessed by the state or government entity.
[2]	For information about how the Current Income Benefit Base is calculated, see Determination of the Current Income Benefit Base Prior to the First Lifetime Withdrawal in the Retirement Income Developer Option provision.
[3]	Currently, the charge associated with the Retirement Income Developer option is equal to 0.80% of the Current Income Benefit Base.
[4]	The Joint Option for the Retirement Income Developer option may only be elected if and when the Retirement Income Developer option is elected. This charge is in addition to the charge for the Retirement Income Developer option.
5
For information about how the Current Income Benefit Base is calculated, see Determination of the Current Income Benefit Base Prior to the First Lifetime Withdrawal in the Nationwide Lifetime Income Rider Advisory Option provision.
[6]	Currently, the charge associated with the Nationwide Lifetime Income Rider Advisory option is equal to 1.20% of the Current Income Benefit Base.
7
The Joint Option for the Nationwide Lifetime Income Rider Advisory option may only be elected if and when the Nationwide Lifetime Income Rider Advisory option is elected. This charge is in addition to the charge for the Nationwide Lifetime Income Rider Advisory option. Currently, the charge associated with the Joint Option for the Nationwide Lifetime Income Rider Advisory option is equal to 0.30% of the Current Income Benefit Base.
[8]	The Low Cost Fund Fee is only applicable to certain Sub-Accounts (see Low Cost Fund Fee).

Underlying Mutual Fund Annual Expenses
The next table provides the minimum and maximum total operating expenses, as of December 31, 2019, charged by the underlying mutual funds that the Contract Owner may pay periodically during the life of the contract. More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.
Total Annual Underlying Mutual Fund Operating Expenses
	Minimum	Maximum
(Expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets.)	0.11%	7.50%
The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds. Therefore, actual expenses could be lower. Refer to the underlying mutual fund prospectuses for specific expense information. Additionally, the minimum and maximum underlying mutual fund operating expenses indicated above do not reflect the assessment of the Low Cost Fund Fee, which is assessed by Nationwide on certain Sub-Account allocations. The Low Cost Fund Fee may increase the cost of investing in certain underlying funds beyond the minimum and maximum underlying mutual fund operating expenses reflected in the above table (see Low Cost Fund Fee).
Example
This Example is intended to help Contract Owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, Variable Account annual expenses, and underlying mutual fund fees and expenses. The Example does not reflect premium taxes which, if reflected, would result in higher expenses. The Example does not reflect the assessment of the Low Cost Fund Fee, which, if reflected, would result in higher expenses.
The following Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds; and
•	the total Variable Account charges associated with the contract (0.20%).
The Example does not reflect the deduction of charges associated with optional benefits for which charges are assessed via a redemption of Accumulation Units.
	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (7.50%)	$809	$2,351	$3,801	$7,050	*	$2,351	$3,801	$7,050	$809	$2,351	$3,801	$7,050
Minimum Total Underlying Mutual Fund Operating Expenses (0.11%)	$33	$102	$179	$403	*	$102	$179	$403	$33	$102	$179	$403
*	The contracts sold under this prospectus do not permit annuitization during the first two Contract Years.
Synopsis of the Contracts
The annuity described in this prospectus is intended to provide benefits to a single or joint owner and his/her beneficiaries. The contracts described in this prospectus are Individual Flexible Premium Deferred Variable Annuity Contracts.
The contracts can be categorized as:
•	Charitable Remainder Trusts

•	Individual Retirement Annuities ("IRAs")
•	Non-Qualified Contracts
•	Roth IRAs
•	Simplified Employee Pension IRAs ("SEP IRAs")
•	Simple IRAs
For more detailed information about the differences in contract types, see Appendix C: Contract Types and Tax Information.
Prospective purchasers may apply to purchase a contract through broker dealers that have entered into a selling agreement with Nationwide Investment Services Corporation.
Surrenders/Withdrawals
Contract Owners may generally withdraw some or all of their Contract Value at any time prior to annuitization by notifying the Service Center in writing (see Surrender/Withdrawal Prior to Annuitization). After the Annuitization Date, withdrawals are not permitted (see Surrender/Withdrawal After Annuitization).
Minimum Initial and Subsequent Purchase Payments
All purchase payments must be paid in the currency of the United States of America. The minimum initial purchase payment is $25,000. The minimum subsequent purchase payment is $1,000. However, for subsequent purchase payments sent via electronic deposit, the minimum subsequent purchase payment is $150.
Some states have different minimum initial and subsequent purchase payment amounts, and subsequent purchase payments may not be permitted in all states. Contact the Service Center for information on subsequent purchase payment requirements in a particular state.
Some optional benefits may restrict the Contract Owner's ability to make subsequent purchase payments (see Dollar Limit Restrictions).
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide or its affiliates or subsidiaries on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs. All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner. In the event that Nationwide does not accept a purchase payment under these guidelines, the purchase payment will be immediately returned in its entirety in the same manner as it was received. If Nationwide accepts the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value. Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.
Nationwide prohibits subsequent purchase payments made after death of the Contract Owner(s), the Annuitant, or Co-Annuitant. If upon notification of death of the Contract Owner(s), the Annuitant, or Co-Annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment.
Dollar Limit Restrictions
Certain features of the contract have additional purchase payment and/or Contract Value limitations associated with them:
Annuitization. Annuity payment options will be limited if the Contract Owner submits total purchase payments in excess of $2,000,000. Furthermore, if the amount to be annuitized is greater than $5,000,000, Nationwide may limit both the amount that can be annuitized on a single life and the annuity payment options (see Annuity Payment Options).
Death Benefit Calculations. Purchase payments up to $3,000,000 may result in a higher death benefit payment than purchase payments in excess of $3,000,000 (see Death Benefit Calculations).

Subsequent Purchase Payments. If the Contract Owner elects the Retirement Income Developer option or the Nationwide Lifetime Income Rider Advisory option, Nationwide reserves the right to refuse any subsequent purchase payments. Contract Owners should consider this reservation of right when making the initial purchase payment.
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 0.15% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. This charge will be assessed until annuitization. Nationwide may realize a profit from this charge.
Administrative Charge
Nationwide deducts an Administrative Charge equal to an annualized rate of 0.05% of the Daily Net Assets. The Administrative Charge reimburses Nationwide for administrative costs it incurs resulting from providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees, as well as various related expenses. This charge will be assessed until annuitization. Nationwide may realize a profit from this charge.
Low Cost Fund Fee
For allocations to certain Sub-Accounts, Nationwide deducts a daily Low Cost Fund Fee equal to an annualized rate up to 0.35% of the Sub-Account Daily Net Assets. The Low Cost Fund Fee is assessed on allocations to certain Sub-Accounts that invest in underlying mutual funds that do not pay Nationwide sufficient mutual fund service fee payments, which compensate Nationwide for promoting, marketing, and administering the contract and the underlying mutual funds. To the extent that any Low Cost Fund Fees collected exceed actual expenses associated with promoting, marketing, and administering the contract, Nationwide may realize a profit from this fee. For more information, including a list of Sub-Accounts to which the Low Cost Fund Fee applies, see Low Cost Fund Fee provision within the Standard Charges and Deductions section.
Death Benefit Options
The contract contains a standard death benefit (Return of Contract Value) at no additional charge. An optional death benefit is also available for an additional charge, which may provide a greater death benefit than the standard death benefit.
In lieu of the standard death benefit, an applicant may elect the following death benefit option at the time of application:
•	The Return of Premium Death Benefit Option is available at the time of application. The charge for this option is equal to 0.15% of the death benefit value.
Changes in ownership and contract assignments could have a negative impact on the death benefit (see Death Benefits).
Retirement Income Developer Option
After the Contract Owner reaches age 59 ½ (or if the Joint Option for the Retirement Income Developer option is elected, the date the younger spouse reaches age 59 ½) the Retirement Income Developer option provides for Lifetime Withdrawals up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking Early Withdrawals, Excess Withdrawals, a Non-Lifetime Withdrawal, or Excess Adviser Fees and does not make certain assignments or Contract Owner changes (see Automatic Termination of Retirement Income Developer in the Retirement Income Developer Option provision). Investment restrictions apply.
The Retirement Income Developer option is only available under the contract at the time of application. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be age 85 or younger at the time of application.
If the applicant elects the Retirement Income Developer option, Nationwide will deduct an additional charge not to exceed 1.25% of the Current Income Benefit Base, which is the amount upon which the Lifetime Withdrawal Amount is based. Currently, the charge for the Retirement Income Developer option is 0.80% of the Current Income Benefit Base. Changes in the current charge will only be applicable to new Contract Owners purchasing the contract or in the event existing Contract Owners elect to reset the Current Income Benefit Base (see Reset Opportunities in the Retirement Income Developer Option provision). The charge is deducted on each Contract Anniversary and is taken from the Sub-Accounts proportionally based on contract allocations at the time the charge is deducted.
Election of the Retirement Income Developer option requires that the Contract Owner, until annuitization, allocate Contract Value according to certain parameters. If the Contract Value is greater than $0, then Lifetime Withdrawals are paid from the Contract Owner's Contract Value. If the Contract Value is equal to $0, then Lifetime Withdrawals are paid from Nationwide's General Account. Lifetime Withdrawals paid from the General Account are subject to Nationwide's creditors and ultimately, its overall claims paying ability. Certain actions by the Contract Owner will terminate this optional benefit (see Automatic Termination of the Retirement Income Developer sub-section of Retirement Income Developer Option). The cost of the Retirement Income Developer option may exceed the benefit.
Joint Option for the Retirement Income Developer Option
The Joint Option for the Retirement Income Developer option ("Joint Option") allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the Retirement Income Developer option, provided that certain conditions are satisfied. The Joint Option is only available for election if and when the Retirement Income Developer option is elected.
If the applicant elects the Joint Option, Nationwide will deduct an additional charge equal to 0.15% of the Current Income Benefit Base. In addition, if the Joint Option is elected, the Lifetime Withdrawal Percentages will likely be reduced. The Contract Owner’s spouse (or the Annuitant’s spouse in the case of a non-natural Contract Owner) must be age 85 or younger at the time of application. The charge is deducted at the same time and in the same manner as the Retirement Income Developer option charge. The cost of the Joint Option (including the likely reduction in the Lifetime Withdrawal Percentages) may exceed the benefit.
Nationwide Lifetime Income Rider® Advisory Option
The Nationwide Lifetime Income Rider Advisory option ("Nationwide L.inc Rider Advisory") provides for Lifetime Withdrawals, up to a certain amount each calendar year, even after the Contract Value is $0, provided the Contract Owner does not deplete the Current Income Benefit Base by taking Excess Withdrawals, a Non-Lifetime Withdrawal, Excess Adviser Fees, and does not make certain assignments or Contract Owner changes (see Automatic Termination of Nationwide Lifetime Income Rider Advisory Option provision). Investment restrictions apply. Additionally, if the Contract Owner delays taking Lifetime Withdrawals, does not take Excess Adviser Fees, and does not elect to take a Non-Lifetime Withdrawal for the duration of the Roll-up Crediting Period, Nationwide will guarantee that the Current Income Benefit Base on the Contract Anniversary after the Roll-up Crediting Period will be no less than the Original Income Benefit Base plus simple interest at the Roll-up Interest Rate annually for each of those years.
The Nationwide L.inc Rider Advisory option is only available under the contract at the time of application. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between the ages of 45 and 85 at the time of application. The Nationwide L.inc Rider Advisory option may not be elected if the Retirement Income Developer option is elected.
If the Nationwide L.inc Rider Advisory option is elected, Nationwide will deduct an additional charge not to exceed 1.50% of the Current Income Benefit Base, which is the amount upon which the Lifetime Withdrawal Amount is based. Currently, the charge for the Nationwide L.inc Rider Advisory option is 1.20% of the Current Income Benefit Base. The charge is deducted on each Contract Anniversary and is taken from the Sub-Accounts proportionally based on the contract allocations at the time the charge is deducted.
Election of the Nationwide L.inc Rider Advisory option requires that the Contract Owner, until annuitization, allocate the entire Contract Value according to certain parameters. If the Contract Value is greater than $0, Lifetime Withdrawals are paid from the Contract Owner’s Contract Value. If the Contract Value is equal to $0, Lifetime Withdrawals are paid from Nationwide’s General Account. Lifetime Withdrawals paid from the General Account are subject to Nationwide’s creditors and ultimately, its overall claims paying ability. Certain actions by the Contract Owner will terminate this optional benefit (see Automatic Termination of Nationwide Lifetime Income Rider Advisory Option). The cost of the Nationwide L.inc Rider Advisory option may exceed the benefit.

Joint Option for the Nationwide Lifetime Income Rider Advisory Option
The Joint Option for the Nationwide L.inc Rider Advisory option ("Joint Option") allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the Nationwide L.inc Rider Advisory option, provided that certain conditions are satisfied. The Joint Option is only available for election if and when the Nationwide L.inc Rider Advisory option is elected.
If the Joint Option is elected, Nationwide will deduct an additional charge not to exceed 0.40% of the Current Income Benefit Base. Currently, the charge for the Joint Option is 0.30% of the Current Income Benefit Base. In addition, if the Joint Option is elected, the Lifetime Withdrawal Percentages will likely be reduced. The Contract Owner’s spouse (or the Annuitant’s spouse in the case of a non-natural Contract Owner) must be between the ages of 45 and 85 at the time of application. The charge is deducted at the same time and in the same manner as the Nationwide Lifetime Income Rider Advisory option charge. The cost of the Joint Option (including the reduction in the Lifetime Withdrawal Percentages) may exceed the benefit.
Charges for Optional Benefits
Optional benefits are irrevocable once elected. The charges associated with optional benefits are only assessed prior to annuitization.
Underlying Mutual Fund Annual Expenses
The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets. These fees and expenses are in addition to the fees and expenses assessed by the contract. The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund.
Annuity Payments
On the Annuitization Date, annuity payments begin (see Annuitizing the Contract). Annuity payments will be based on the annuity payment option chosen prior to annuitization. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Taxation
How distributions from an annuity contract are taxed depends on the type of contract issued and the purpose for which the contract is purchased. Generally, distributions from an annuity contract, including the payment of death benefits, are taxable to the extent the cash value exceeds the investment in the contract (see Appendix C: Contract Types and Tax Information). Nationwide will charge against the contract any premium taxes levied by any governmental authority. Premium tax rates currently range from 0% to 5% (see Premium Taxes and Appendix C: Contract Types and Tax Information).
Death Benefit
An applicant may elect either the standard death benefit (Return of Contract Value) or the optional death benefit that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
Cancellation of the Contract
Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it. This right is referred to as a "free look" right. The length of this time period depends on state law and may vary depending on whether the purchase is a replacement of another annuity contract. For ease of administration, Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the contract issue date (see Right to Examine and Cancel and Contacting the Service Center).

If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any withdrawals from the contract, and applicable federal and state income tax withholding. Otherwise, Nationwide will return the Contract Value, less any withdrawals from the contract, and applicable federal and state income tax withholding (see Right to Examine and Cancel).
Condensed Financial Information
The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of Variable Account charges which may vary from contract to contract (see Determining the Contract Value). Since this annuity contract was not available as of December 31, 2018, there are no Accumulation Unit values available.
Financial Statements
Financial statements for the Variable Account and financial statements and schedules of Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting the Service Center (see Contacting the Service Center).
Nationwide Life Insurance Company
Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities, and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico.
Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.
Nationwide Investment Services Corporation
The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. NISC is a wholly-owned subsidiary of Nationwide.
Investing in the Contract
The Variable Account and Underlying Mutual Funds
Nationwide Variable Account-15 is a variable account that invests in the underlying mutual funds listed in Appendix A: Underlying Mutual Fund Information. Nationwide established the Variable Account on August 8, 2002 pursuant to Ohio law. Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the Variable Account.
Income, gains, and losses credited to or charged against the Variable Account reflect the Variable Account’s own investment experience and not the investment experience of Nationwide’s other assets. The Variable Account’s assets are held separately from Nationwide’s assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to Contract Owners under the contracts. Amounts paid to Contract Owners under the contracts in excess of the Contract Value, such as amounts that may be paid under an elected death benefit option or a living benefit option, are paid from the General Account and are subject to Nationwide's creditors and ultimately, its overall claims paying ability.
The Variable Account is divided into Sub-Accounts, each of which invests in shares of a single underlying mutual fund. Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on Contract Owner instructions.

Contract Owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations. Contract Owners can obtain prospectuses for underlying mutual funds free of charge at any time by contacting the Service Center. Contract Owners should read these prospectuses carefully before investing.
Underlying mutual funds in the Variable Account are NOT publicly available mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.
The investment advisers of the underlying mutual funds may manage publicly available mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT the same as any publicly available mutual fund. Contract Owners should not compare the performance of a publicly available fund with the performance of underlying mutual funds participating in the Variable Account. The performance of the underlying mutual funds could differ substantially from that of any publicly available funds.
The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract Owners will receive notice of any such changes that affect their contract. The underlying mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts. Additionally, the Retirement Income Developer option and the Nationwide Lifetime Income Rider Advisory option limit how Contract Value may be allocated to help Nationwide manage its obligation to provide Contract Owners with Lifetime Withdrawals by reducing the likelihood that it will have to make unanticipated payments (see Income Benefit Investment Options).
In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms, or their affiliates may be added to the Variable Account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.
Voting Rights
Contract Owners are not shareholders of the underlying mutual funds in which the Sub-Accounts invest; however, Contract Owners with assets allocated to Sub-Accounts are entitled to certain voting rights. Nationwide will vote underlying mutual fund shares at special shareholder meetings based on Contract Owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.
Contract Owners with voting interests in an underlying mutual fund will be notified of issues requiring shareholder vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of Contract Owners vote, each vote has a greater impact on, and may control, the outcome.
The number of shares which a Contract Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.
Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Contract Owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities
Nationwide may substitute shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
Nationwide will not substitute shares of any underlying mutual fund in which the Sub-Accounts invest without any necessary prior approval of the appropriate state or federal regulatory authorities. All affected Contract Owners will be notified in the event there is a substitution, elimination, or combination of shares.
The substitute underlying mutual fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future purchase payments, or both. Nationwide may close Sub-Accounts to allocations of purchase payments or Contract Value, or both, at any time in its sole discretion. The underlying mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.
Deregistration of the Variable Account
Nationwide may deregister the Variable Account under the 1940 Act in the event the Variable Account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account, or for any other purpose approved by the SEC.
No deregistration may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event Nationwide deregisters the Variable Account. If the Variable Account is deregistered, Nationwide’s contractual obligations to the Contract Owner will continue.
If the Variable Account is deregistered, Nationwide’s contractual obligations to the Contract Owner will continue.
Statements and Reports
Nationwide will provide Contract Owners statements and reports showing activity on their contract. Statements and reports will be delivered by U.S. mail unless the Contract Owner elects electronic delivery (see Electronic Administration and Delivery) Contract Owners should promptly notify Nationwide of any change in address or other contact information. Changes can be made via the Contract Owner’s online account or by contacting the Service Center.
The statements and reports will contain:
•	statements showing information about the contract’s account value;
•	confirmation statements showing transactions that affect the contract’s value; and
•	semi-annual and annual reports of allocated underlying mutual funds.
Contract Owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.
Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
•	by logging on to the Contract Owner’s online account at www.nationwideadvisory.com (see Electronic Administration and Delivery)
•	by telephone at 1-866-667-0561
•	by mail to P.O. Box 36750, Louisville, KY 40233
•	by courier or overnight mail to 10350 Ormsby Park Place, Louisville, KY 40223
•	by fax at 1-866-667-0563
Nationwide reserves the right to restrict or remove the ability to submit service requests via online accounts, phone, or fax upon advance written notice or notice posted to the Contract Owner’s online account.

Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus or call the Service Center. In order to take withdrawals from the contract, the Contract Owner must complete an authorization form specified by Nationwide. Requests submitted by means other than described in this prospectus could be returned or delayed.
Service and transaction requests will generally be processed on the Valuation Date they are received at the Service Center as long as the request is in good order. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any purchase payment or withdrawal request sent to a location other than the Service Center on the Valuation Date it is received at the Service Center. On any day the post office is closed, Nationwide is unable to retrieve service and transaction requests that are submitted by mail. This will result in a delay of the delivery of those requests to the Service Center.
Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.
Electronic Administration and Delivery
Electronic Administration
The contract is designed to be administered electronically ("Electronic Administration") through a secure online account that feeds into the Service Center. The Contract Owner creates the online account by visiting Nationwide’s website after purchasing the contract. In order to elect Electronic Administration, the Contract Owner must have Internet access so the Contract Owner can access the Nationwide website that hosts the online account. Contract Owners who do not have access to the Internet should NOT elect Electronic Administration.
Through the online account, Contract Owners can access personal documents relating to the contract (such as transaction confirmations, account statements, and other personal correspondence) as well as general regulatory and disclosure documents (such as current contract prospectuses and supplements, current underlying mutual fund prospectuses and supplements, and current underlying mutual fund annual and semi-annual reports). Additionally, through the online account, Contract Owners can set certain preferences, update their personal information, communicate with the Service Center, and submit certain transactions (as described in this prospectus) to the Service Center. All documents posted to an online account will be printable and downloadable. Contract Owners should regularly check their online account to ensure that they fully aware of all activity relating to their account and should verify and update their personal contact information on a regular basis. Contract Owners will continue to have access to their online account after the contract is surrendered.
Contract Owners can request Nationwide delete their online access at any time by contacting the Service Center. Additionally, Nationwide reserves the right to delete any online access upon 30 days' notice, which will be communicated via notification to the online account. In the event of such a notice, Contract Owners should consider printing the information contained in the online account for their records. Upon request, Nationwide will provide paper copies of any deleted document. Nationwide has no present intention of deleting any online access.
Electronic Delivery
If the Contract Owner consents to Electronic Administration, the Contract Owner is also consenting to electronic delivery of all documents associated with the contract. This means that all documents associated with the contract will only be delivered electronically to the Contract Owner’s online account, unless the Contract Owner requests to receive documents by paper via U.S. mail (at no extra charge). A request to receive contract documents via paper can be made at the time of application or at any time after the contract is issued. Nationwide will continue to post documents to the Contract Owner’s online account. Contract Owners may revoke or reinstate consent to electronic delivery at any time either by updating the preferences in the online account or by contacting the Service Center.

Under the electronic delivery program, Nationwide will send an email to the Contract Owner each time a transaction relating to the contract has occurred or a document impacting the contract is posted. If Nationwide’s email notifications fail after three attempts, Nationwide will automatically revoke the electronic delivery consent and will change delivery preferences going forward so that the Contract Owner will receive all future documents by paper via U.S. mail (at no extra charge). If this occurs, Nationwide will continue to post documents to the Contract Owner’s online account.
Note: All proxy statements for the underlying mutual funds will be sent via U.S. mail, regardless of whether electronic delivery is elected.
The Contract in General
In order to comply with the USA PATRIOT Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities. If mandated under applicable law, Nationwide may be required to reject a purchase payment and/or block a Contract Owner’s account and thereby refuse to process any request for transfers, withdrawals, surrenders, loans, or death benefits until instructions are received from the appropriate regulators. Nationwide may also be required to provide additional information about a Contract Owner or a Contract Owner’s account to governmental regulators.
Due to state law variations, the options and benefits described in this prospectus may vary or may not be available depending on the state in which the contract is issued. Possible state law variations include, but are not limited to, minimum initial and subsequent purchase payment amounts, age issuance limitations, availability of certain investment options, optional benefits, free look rights, annuity payment options, ownership and interests in the contract, assignment, and death benefit calculations. This prospectus describes all the material features of the contract. State variations are subject to change without notice at any time. To review a copy of the contract and any endorsements, contact the Service Center.
If the contract described in this prospectus is replacing another variable annuity, the mortality tables used to determine the amount of annuity payments for this contract may be less favorable than those in the contract being replaced. Additionally, upon replacement, all benefits accrued under the replaced contract are forfeited.
Except in certain circumstances involving fraud and where permitted by state law, Nationwide will not contest the contract after it has been in force during the lifetime of the Annuitant for two years after the date of contract issuance or effective date of certain contract changes, as defined in the contract.
Nationwide will not pay insurance proceeds directly to minors. Contact a legal advisor for options to facilitate the timely availability of monies intended for a minor’s benefit.
The annuity described in this prospectus is intended to provide benefits to the individual(s) named in the contract and any named beneficiaries. It is not intended to be used by institutional investors, in connection with other Nationwide contracts that have the same Annuitant, or in connection with other Nationwide contracts that have different Annuitants, but the same Contract Owner. If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk. Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete, or otherwise deficient information provided by the Contract Owner.
These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for any of the contractual insurance benefits and features guaranteed under the contracts. Certain features under this contract provide guarantees. These guarantees are the sole responsibility of Nationwide.
In general, deferred variable annuities are long-term investments; they are not intended as short-term investments. The contracts associated with this prospectus are not intended to be sold to a terminally ill Contract Owner or Annuitant. Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It is very important that Contract Owners and prospective purchasers understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract. Contract charges may not be the same in later Contract Years as they are in early Contract Years. The various contract charges are assessed to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.

Cybersecurity
Nationwide’s businesses are highly dependent upon its computer systems and those of its business partners. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption, and destruction of data maintained by Nationwide, and indirect risks, such as denial of service, attacks on service provider websites and other operational disruptions that impede Nationwide’s ability to electronically interact with service providers. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and Contract Values. In connection with any such cyber-attack, Nationwide and/or its service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will avoid losses affecting contracts due to cyber-attacks or information security breaches in the future.
In the event that Contract Values are adversely affected as a result of the failure of Nationwide’s cybersecurity controls, Nationwide will take reasonable steps to restore Contract Values to the levels that they would have been had the cyber-attack not occurred. Nationwide will not, however, be responsible for any adverse impact to Contract Values that result from the Contract Owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks.
Reservation of Rights
In addition to rights that Nationwide specifically reserves elsewhere in this prospectus, Nationwide reserves the right, subject to any applicable regulatory approvals, to perform any or all of the following:
•	close Sub-Accounts to additional purchase payments on existing contracts or close Sub-Accounts for contracts purchased on or after specified dates. Changes of this nature will be made as directed by the underlying mutual funds or because Nationwide determines that the underlying mutual fund is no longer suitable (see Identification of Underlying Mutual Funds);
•	make changes required by any change in the federal securities laws, including, but not limited to, the Securities Act of 1933, the Securities Exchange Act of 1934, the Investment Company Act of 1940, or any other changes to the Securities and Exchange Commission’s rules and regulations thereunder or interpretations thereof;
•	make any changes necessary to maintain the status of the contracts as annuities under the Internal Revenue Code;
•	make any changes required by federal or state laws with respect to annuity contracts; and
•	suspend or discontinue sale of the contracts. The decision to suspend or discontinue sale of the contracts is made at Nationwide's discretion. Any decision of this nature would not impact current Contract Owners.
Contract Owners will be notified of any resulting changes by way of a supplement to the prospectus.
Following is a discussion of some relevant factors that may be of particular interest to prospective investors.
Distribution, Promotional, and Sales Expenses
No commissions are paid to firms that sell the contracts. However, to the extent permitted by SEC and FINRA rules and other applicable laws and regulations, Nationwide may pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide’s products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide’s products, which may include but not be limited to providing conferences or seminars, sales or training programs, advertising and sales campaigns regarding the contracts, and payments to assist a firm in connection with its administrative systems, operations, and marketing expenses, and/or other events or activities sponsored by the firms.
Nationwide may also host training and/or educational meetings including the cost of travel, accommodations, and meals for firms that sell the contracts as well as assist such firms with marketing or advertisement costs.
For more information on the exact compensation arrangement associated with this contract, consult your financial professional.

Underlying Mutual Fund Service Fee Payments
Nationwide’s Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The Variable Account aggregates Contract Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily. The Variable Account (not the Contract Owners) is the underlying mutual fund shareholder. When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing Contract Owners with Sub-Account options that correspond to the underlying mutual funds.
An investment adviser or subadvisor of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the adviser or subadvisor (or their affiliates) with increased exposure to persons involved in the distribution of the contract.
Types of Payments Nationwide Receives
In light of the above, some of the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee. These payments are made for various purposes, including payments for the services provided and expenses incurred by the Nationwide companies in promoting, marketing and administering the contracts and underlying funds. Nationwide may realize a profit on the payments received.
Nationwide or its affiliates receive the following types of payments:
•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
•	Payments by an underlying mutual fund’s adviser or subadvisor (or its affiliates). Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.
Furthermore, Nationwide benefits from assets invested in Nationwide’s affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services provided. Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
Nationwide took into consideration the anticipated mutual fund service fee payments from the underlying mutual funds when it determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds). Without these mutual fund service fee payments, Nationwide would have imposed higher charges under the contract.
Some of the underlying mutual funds do not pay mutual fund service fee payments to Nationwide or pay lower mutual fund service fee payments than necessary to support the contract’s pricing model. In an effort to offset expenses that would otherwise be offset by mutual fund service fee payments, Nationwide assesses a Low Cost Fund Fee on allocations to certain Sub-Accounts that invest in underlying mutual funds that do not make such payments. To the extent that any Low Cost Fund Fees collected exceed actual expenses associated with promoting, marketing, and administering the contract, Nationwide may realize a profit from this charge.
Amount of Payments Nationwide Receives
For the year end December 31, 2019, the underlying mutual fund service fee payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.75% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through the contract or through other variable contracts Nationwide and its affiliates issue. Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.

Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
For contracts owned by an employer sponsored retirement plan subject to ERISA, upon a plan trustee’s request, Nationwide will provide a best estimate of plan-specific, aggregate data regarding the amount of underlying mutual fund service fee payments Nationwide received in connection with the plan’s investments either for the previous calendar year or plan year, if the plan year is not the same as the calendar year.
Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, risk characteristics, investment capabilities, experience and resources, investment consistency, fund expenses, asset class coverage, the alignment of the investment objectives of the underlying mutual fund with Nationwide’s hedging strategy, the strength of the adviser’s or subadvisor’s reputation and tenure, brand recognition, and the capability and qualification of each investment firm. Other factors Nationwide may consider during the identification process are: whether the underlying mutual fund’s adviser or subadvisor is a Nationwide affiliate; whether the underlying mutual fund or its service providers (e.g. the investment adviser or subadvisors), or its affiliates will make mutual fund service fee payments to Nationwide or its affiliates in connection with certain administrative, marketing, and support services; or whether affiliates of the underlying mutual fund can provide marketing and distribution support for sales of the contracts. For additional information on these arrangements, see Types of Payments Nationwide Receives. Nationwide reviews the funds periodically and may remove a fund or limit its availability to new contributions and/or transfers of account value if Nationwide determines that a fund no longer satisfies one or more of the selection criteria, and/or if the fund has not attracted significant allocations from Contract Owners.
Nationwide does not recommend or endorse any particular fund and it does not provide investment advice.
There may be underlying mutual funds with lower fees and expenses, as well as other variable contracts that offer underlying mutual funds with lower fees and expenses. The purchaser should consider all of the fees and charges of the contract in relation to its features and benefits when making a decision to invest. Note: Higher contract and underlying mutual fund fees and expenses have a direct effect on and may lower investment performance.
Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's Annuity Commencement Date or the date Nationwide becomes informed that a death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be surrendered and placed in a non-interest bearing account. While in the non-interest bearing account, Nationwide will continue to perform due diligence required by state law. Once the state mandated period has expired, Nationwide will escheat the death benefit to the abandoned property division or unclaimed property office of the state in which the beneficiary or the Contract Owner last resided, as shown on Nationwide’s books and records, or to Ohio, Nationwide’s state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
Profitability
Nationwide does consider profitability when determining the charges in the contract. In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later Contract Years. In general, Nationwide’s profit will be greater the higher the investment return and the longer the contract is held.

Contract Modification
Nationwide may modify the contract, but no modification will affect the amount or term of any contract unless a modification is required to conform the contract to applicable federal or state law. No modification will affect the method by which Contract Value is determined.
Standard Charges and Deductions
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 0.15% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. This charge will be assessed until annuitization. Nationwide may realize a profit from this charge.
Administrative Charge
Nationwide deducts an Administrative Charge equal to an annualized rate of 0.05% of the Daily Net Assets. The Administrative Charge reimburses Nationwide for administrative costs it incurs resulting from providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees, as well as various related expenses. This charge will be assessed until annuitization. Nationwide may realize a profit from this charge.
Low Cost Fund Fee
For allocations to certain Sub-Accounts, Nationwide deducts a daily Low Cost Fund Fee equal to an annualized rate of up to 0.35% of the Sub-Account Daily Net Assets. The Low Cost Fund Fee is assessed on allocations to certain Sub-Accounts that invest in underlying mutual funds that do not pay Nationwide sufficient mutual fund service fee payments, which compensate Nationwide for promoting, marketing, and administering the contract and the underlying mutual funds. To the extent that any Low Cost Fund Fees collected exceed actual expenses associated with promoting, marketing, and administering the contract, Nationwide may realize a profit from this charge.
The Sub-Accounts that are subject to a Low Cost Fund Fee are indicated below. The fee will be calculated as part of the unit value calculation on each Valuation Date that Contract Value is allocated to the specified Sub-Accounts.
The determination of which Sub-Accounts impose a Low Cost Fund Fee is made by Nationwide at its sole discretion. Nationwide may add, change, or remove a Low Cost Fund Fee from any Sub-Account at its sole discretion upon written or online notice to Contract Owners. In the event Nationwide determines to add a Low Cost Fund Fee to an existing Sub-Account, Nationwide will not impose the Low Cost Fund Fee on existing allocations to that Sub-Account.
Some of the indicated Sub-Accounts may not be available due to the date your contract was issued. Refer to "Appendix A: More Information About the Investment Portfolios" for more information regarding Sub-Account availability.
Sub-Accounts with a Low Cost Fund Fee equal to an annualized rate of up to 0.35%:
•	DFA Investment Dimensions Group Inc. - DFA VA Global Moderate Allocation Portfolio: Institutional Class
•	DFA Investment Dimensions Group Inc. - VA Equity Allocation Portfolio: Institutional Class
•	DFA Investment Dimensions Group Inc. - VA Global Bond Portfolio
•	DFA Investment Dimensions Group Inc. - VA International Small Portfolio
•	DFA Investment Dimensions Group Inc. - VA International Value Portfolio
•	DFA Investment Dimensions Group Inc. - VA Short-Term Fixed Portfolio
•	DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio
•	DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio
•	John Hancock Variable Insurance Trust - Emerging Markets Value Trust: Series II
•	Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class Y

•	Nationwide Variable Insurance Trust - NVIT International Index Fund: Class Y
•	Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class Y
•	Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class Y
•	Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic℠ Multi-Asset Fund: Class Y
•	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class Y
•	Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class Y
•	Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class Y
•	Vanguard Variable Insurance Fund - Balanced Portfolio
•	Vanguard Variable Insurance Fund - Capital Growth Portfolio
•	Vanguard Variable Insurance Fund - Diversified Value Portfolio
•	Vanguard Variable Insurance Fund - Equity Income Portfolio
•	Vanguard Variable Insurance Fund - Equity Index Portfolio
•	Vanguard Variable Insurance Fund - Global Bond Index Portfolio
•	Vanguard Variable Insurance Fund - Growth Portfolio
•	Vanguard Variable Insurance Fund - High Yield Bond Portfolio
•	Vanguard Variable Insurance Fund - International Portfolio
•	Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio
•	Vanguard Variable Insurance Fund - Real Estate Index Portfolio
•	Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio
•	Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio
•	Vanguard Variable Insurance Fund - Total International Stock Market Index Portfolio
•	Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio
Sub-Accounts with a Low Cost Fund Fee equal to an annualized rate of up to 0.25%:
•	Nationwide Variable Insurance Trust – DoubleLine NVIT Total Return Tactical (Class Y)
Sub-Accounts with a Low Cost Fund Fee equal to an annualized rate of up to 0.10%:
•	John Hancock Variable Insurance Trust - Emerging Markets Value Trust: Series II
Premium Taxes
Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5% and vary from state to state. This range is subject to change. Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state. Premium taxes may be deducted from death benefit proceeds.
Optional Contract Benefits, Charges, and Deductions
For an additional charge, the following optional benefits are available to applicants.
Return of Premium Death Benefit Option
For an additional charge at an annualized rate of 0.15% of the current death benefit value, an applicant can elect the Return of Premium Death Benefit Option. This option must be elected at the time of application, and the option is irrevocable. The age of the person upon which the benefit depends (the "determining life") must be 85 or younger at the time of application. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for the purposes of this option, the determining life is that of the Annuitant. If, in addition to the Annuitant, a Co-Annuitant or joint Annuitant has been elected, the determining life will be that of the younger Annuitant. The determining life cannot be changed. The charge will be assessed on each Contract Anniversary and will be deducted via redemption of Accumulation Units. The charge will be assessed until annuitization. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the determining life dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greater of:
(1)	the Contract Value; or
(2)	the total of all purchase payments, less adjustments for amounts withdrawn (excluding Standard Adviser Fees).
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the withdrawal(s).
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
Standard Adviser Fees, for purposes of this option, will not be considered a withdrawal of premium and will not reduce the death benefit value. However, Excess Adviser Fees will be considered a withdrawal of premium and will result in a negative adjustment to the death benefit value.
The Return of Premium Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse (see Spousal Protection Feature in the Return of Premium Death Benefit Option provision).
Retirement Income Developer Option
After the Contract Owner reaches age 59½ (or if the Joint Option is elected, the date the younger spouse reaches age 59½), the Retirement Income Developer option provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking Early Withdrawals, Excess Withdrawals, a Non-Lifetime Withdrawal, or Excess Adviser Fees and does not make certain assignments or Contract Owner changes. Investment restrictions apply. The age of the person upon which the benefit depends (the "determining life") must be 85 or younger at the time of application. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. If, in addition to the Annuitant, a Co-Annuitant or joint Annuitant has been elected, the determining life will be that of the younger Annuitant. The determining life may not be changed.
Availability
The Retirement Income Developer option is available under the contract at the time of application. The Retirement Income Developer option may not be elected if the Nationwide Life Income Rider Advisory option is elected. Once elected, the Retirement Income Developer option is irrevocable. The Retirement Income Developer option is not available on beneficially owned contracts – those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes. However, if such contract becomes beneficially owned by the spouse of the Contract Owner, and the Joint Option for the Retirement Income Developer option is elected, then the spouse may keep the Retirement Income Developer option and the RMD privilege discussed later in this section. All other beneficially owned contracts will not receive the benefit of the RMD privilege discussed later in this section.

Retirement Income Developer Charge
In exchange for this Lifetime Withdrawal benefit, Nationwide will assess an annual charge not to exceed 1.25% of the Current Income Benefit Base. The current charge for the Retirement Income Developer option is 0.80% of the Current Income Benefit Base. The current charge associated with the Retirement Income Developer option will not change, except, possibly, upon the Contract Owner's election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 1.25% of the Current Income Benefit Base.
The charge will be assessed on each Contract Anniversary and will be deducted via redemption of Accumulation Units. The charge will be assessed until annuitization. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken. Amounts redeemed as the Retirement Income Developer option charge will not negatively impact calculations associated with other benefits elected or available under the contract.
Investment Requirements
Election of the Retirement Income Developer option requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available in the contract, or if the Custom Choice Asset Rebalancing Service is elected, all underlying mutual funds currently available in the contract are permitted subject to applicable allocation limitations of Custom Choice. For the list of investment options available, see Income Benefit Investment Options. Allocation requests to investment options other than those listed in the Income Benefit Investment Options section will not be honored; they will be treated as though no allocation request was submitted.
Dollar Cost Averaging programs for the Retirement Income Developer option are not available (see Dollar Cost Averaging).
Transfers Among Permitted Investment Options
The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the Transfers Prior to Annuitization provision. The Contract Owner may reallocate the Contract Value within the Custom Choice Asset Rebalancing Service in accordance with that provision. Additionally, Contract Owners may change from the Custom Choice Asset Rebalancing Service to the permitted investment options, and vice versa.
Subsequent Purchase Payments
Currently, subsequent purchase payments are permitted under the Retirement Income Developer option as long as the Contract Value is greater than $0. Any subsequent purchase payments will increase the Current Income Benefit Base by the amount of the purchase payment submitted.
Nationwide reserves the right to reject subsequent purchase payments in the event subsequent purchase payments create a financial risk that Nationwide is unwilling to bear. This reservation of right may limit the amount a Contract Owner can invest in the contract. Contract Owners should consider this reservation of right when making the initial purchase payment. If Nationwide exercises this right to refuse a purchase payment, the entire purchase payment will be immediately returned to the Contract Owner in the same form in which it was received. If Nationwide exercises the right to refuse a purchase payment, and then subsequently decides that it will accept purchase payments again, Nationwide will so inform Contract Owners via U.S. mail unless the Contract Owner has elected electronic delivery. Generally, Nationwide may invoke this right in times of economic instability, whether to the economy generally or Nationwide in particular. Contract Owners may contact the Service Center to find out if Nationwide will accept a particular subsequent purchase payment.
Determination of the Income Benefit Base Prior to the First Lifetime Withdrawal
Upon contract issuance, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the Lifetime Withdrawal Amount.
The Current Income Benefit Base for the Retirement Income Developer option will equal the highest Contract Value on any Contract Anniversary (unless the Contract Owner cancels the automatic reset feature as described in Reset Opportunities) adjusted by the following:
(1)	Additional Purchase Payments: Purchase payments submitted after the initial purchase payment will result in an immediate increase to the Current Income Benefit Base equal to the dollar amount of the additional purchase payment(s).

(2)	Early Withdrawals: Early Withdrawals (i.e. withdrawals taken before the Contract Owner reaches age 59½, or if the Joint Option is elected, the date the younger spouse reaches age 59½) will result in a decrease to the Current Income Benefit Base. The amount of that decrease will be the greater of (a) or (b), where:
(a) = the gross dollar amount of the Early Withdrawal; and
(b) = a figure representing the proportional amount of the Early Withdrawal as determined by the following formula:

Gross dollar amount of the Early Withdrawal	X	Current Income Benefit Base prior to the Early Withdrawal
Contract Value prior to the Early Withdrawal
In situations where the Contract Value exceeds the existing Current Income Benefit Base, Early Withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, Early Withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.
(3)	Non-Lifetime Withdrawal: A Non-Lifetime Withdrawal (described herein) will result in a decrease to the Current Income Benefit Base. The amount of that decrease will be a figure representing the proportional amount of the Non-Lifetime Withdrawal, as determined by the following formula:

Gross dollar amount of the Non-Lifetime Withdrawal	X	Current Income Benefit Base prior to the Non-Lifetime Withdrawal
Contract Value
(4)	Adviser Fees: Standard Advisor Fees do not reduce the Current Income Benefit Base. Standard Adviser Fees and Excess Adviser Fees withdrawn from the contract prior to the first Lifetime Withdrawal reduce the Contract Value by the gross dollar amount of the surrender. Excess Adviser Fees withdrawn from the contract prior to the first Lifetime Withdrawal will result in a decrease to the Current Income Benefit Base. The amount of that decrease will be the greater of (a) or (b), where:
(a) = the gross dollar amount of the Excess Adviser Fee; and
(b) = a figure representing the proportional amount of the Excess Adviser Fee as determined by the following formula:

Gross dollar amount of the Excess Adviser Fee	X	Current Income Benefit Base prior to the Excess Adviser Fee
Contract Value (reduced by the Standard Adviser Fees withdrawn)
If at any time prior to the first Lifetime Withdrawal the Contract Value equals $0, no additional purchase payments will be accepted and no further benefit base calculations will be made. The Lifetime Withdrawal Amount will be calculated using the Current Income Benefit Base as of the date the Contract Value fell to $0.
Note: If the Contract Value falls to $0 as a result of an Excess Withdrawal, Excess Adviser Fees and/or a Non-Lifetime Withdrawal, the Current Income Benefit Base will be reduced to $0 and the contract will terminate.
Non-Lifetime Withdrawal
After the first Contract Anniversary and before the Withdrawal Start Date, the Contract Owner may request a one-time withdrawal ("Non-Lifetime Withdrawal") without initiating the lifetime income benefit under the Retirement Income Developer option. The Non-Lifetime Withdrawal will not lock in the Lifetime Withdrawal Percentage. A Non-Lifetime Withdrawal will reduce the Contract Value by the gross dollar amount of the amount withdrawn. A Non-Lifetime Withdrawal will reduce the Current Income Benefit Base by the proportional amount of the withdrawal, and consequently, the Lifetime Withdrawal Amount, as described in the Determination of the Income Benefit Base Prior to the First Lifetime Withdrawal in the Retirement Income Developer Option provision. A request for a Non-Lifetime Withdrawal must be made in writing and specify that it is for a Non-Lifetime Withdrawal. If the Contract Owner requests a withdrawal without specifying it is for a Non-Lifetime Withdrawal, the withdrawal request will be treated as a Lifetime Withdrawal request and will not be treated as a request for a Non-Lifetime Withdrawal.
A Non-Lifetime Withdrawal cannot be taken after the Contract Owner initiates the Lifetime Withdrawals.
Note: If the Contract Value falls to $0 as a result of an Excess Withdrawal, Excess Adviser Fees, and/or a Non-Lifetime Withdrawal, the Current Income Benefit Base will be reduced to $0 and the contract will terminate.
Standard Adviser Fees and Excess Adviser Fees
To the extent permitted by applicable law, the Contract Owner may take withdrawals to pay investment advisory fees. To do so, the investment adviser and Contract Owner must provide authorization to Nationwide by contacting the Service Center. Withdrawals for Standard Adviser Fees and Excess Adviser Fees reduce the Contract Value by the gross dollar amount withdrawn. Standard Adviser Fees will not reduce the Current Income Benefit Base. Excess Adviser Fees will reduce the Current Income Benefit base as described in Determination of Income Benefit Base Prior to First Lifetime Withdrawal in the Retirement Income Developer Option provision. For information on the tax consequences of Standard Adviser Fee and Excess Adviser Fee withdrawals, please see Appendix C: Contract Types and Tax Information.
Once the Contract Value is zero, withdrawals for Standard Adviser Fees or Excess Adviser Fees are no longer permitted.
Note: If the Contract Value falls to $0 as a result of an Excess Withdrawal, Excess Adviser Fees, and/or a Non-Lifetime Withdrawal, the Current Income Benefit Base will be reduced to $0 and the contract will terminate.
Lifetime Withdrawals
On the Withdrawal Start Date, the Contract Owner may begin taking the lifetime income benefit by taking a withdrawal from the contract. Unless the Contract Owner requests a one-time Non-Lifetime Withdrawal or takes Standard Adviser Fees and/or Excess Adviser Fees, the first withdrawal after the Withdrawal Start Date constitutes the first Lifetime Withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code. Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the withdrawal request. As with any withdrawal, Lifetime Withdrawals reduce the Contract Value and consequently, the amount available for annuitization.
At the time of the first Lifetime Withdrawal, the Current Income Benefit Base is locked in and will not change unless one or more of the following specified events occurs:
(1)	the Contract Owner takes Excess Withdrawals or Excess Adviser Fees (both discussed later in this provision);
(2)	a reset opportunity occurs (discussed later in this provision); or
(3)	the Contract Owner submits additional purchase payments. As long as the Retirement Income Developer option is in effect, additional purchase payments submitted after the first Lifetime Withdrawal will increase the Current Income Benefit Base by the amount of the purchase payment accepted, and any resulting increase in the Lifetime Withdrawal Amount will be available in full (not prorated) in the calendar year of the purchase payment. For any such increase, the Contract Owner may elect to set up Systematic Withdrawals or separate withdrawals.
The Lifetime Withdrawal Percentage is determined based on the age of the determining life at the time of the first Lifetime Withdrawal (or if the Joint Option is elected, the age of the younger spouse at the time of the first Lifetime Withdrawal).
The currently applicable Lifetime Withdrawal Percentages for Retirement Income Developer are disclosed in the Rate Sheet Supplement that is attached to the front of this prospectus. In order to receive the current Lifetime Withdrawal Percentages stated in a Rate Sheet Supplement, the application must be signed and received in good order by Nationwide within the stated time period during which such rates are applicable. Lifetime Withdrawal Percentages applicable in time periods other than the time period when the application is signed are not applicable to the contract. Nationwide reserves the right to change the Lifetime Withdrawal Percentages at any time; however, Nationwide will not change the Lifetime Withdrawal Percentages for contracts once issued. Contract Owners should not purchase the contract without first obtaining the applicable Rate Sheet Supplement that contains the Lifetime Withdrawal Percentages that are applicable at the time. All Rate Sheet Supplements are available by contacting the Service Center and are also available on the SEC’s EDGAR system at www.sec.gov (file number: 333-227783).
For contracts with applications signed prior to the date of this prospectus, see Appendix E: Historical Rates and Percentages.

For contracts that elect the Joint Option for the Retirement Income Developer option, the Lifetime Withdrawal Percentages will likely be less than the Lifetime Withdrawal Percentages for the Retirement Income Developer option.
At the time of the first Lifetime Withdrawal and for each calendar year thereafter, the Lifetime Withdrawal Percentage is multiplied by the Current Income Benefit Base to determine the Lifetime Withdrawal Amount for that calendar year. The Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract during the calendar year without reducing the Current Income Benefit Base. If the contract is issued in the same calendar year as the first Lifetime Withdrawal, then the Lifetime Withdrawal Amount for the first calendar year will be prorated based upon the number of calendar days from the date the contract was issued to the end of the calendar year (December 31). If the first Lifetime Withdrawal occurs in any year other than the calendar year in which the contract was issued, the Lifetime Withdrawal Amount will not be prorated. The ability to withdraw the Lifetime Withdrawal Amount will continue until the earlier of the death of the determining life (or if the Joint Option for the Retirement Income Developer option is elected, the death of the last survivor of the determining life and spouse of the determining life) or annuitization.
The Contract Owner can elect to set up Systematic Withdrawals or can request each withdrawal separately. All Lifetime Withdrawal requests must be made in writing to the Service Center.
Each calendar year's Lifetime Withdrawal Amount is non-cumulative. A Contract Owner cannot take a previous calendar year's Lifetime Withdrawal Amount in a subsequent calendar year without causing an Excess Withdrawal (discussed herein) that will reduce the Current Income Benefit Base. Although withdrawals up to the Lifetime Withdrawal Amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit.
Note: The Internal Revenue Code requires that IRAs, SEP IRAs, and Simple IRAs begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½ (age 72 for those Contract Owners who turn age 72 on or after January 1, 2020). Contract Owners subject to minimum required distribution rules may not be able to take advantage of the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements. Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands. Consult a qualified tax advisor for more information.
Impact of Excess Withdrawals after the first Lifetime Withdrawal
After the first Lifetime Withdrawal, the Contract Owner is permitted to take an Excess Withdrawal provided that the Contract Value is greater than $0. Excess Withdrawals immediately reduce the Contract Value and the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent calendar years. In the event of Excess Withdrawals, the Current Income Benefit Base will be reduced by the greater of:
(1)	the gross dollar amount of the Excess Withdrawal; or
(2)	a figure representing the proportional amount of the Excess Withdrawal, as determined by the following formula:

Gross dollar amount of the Excess Withdrawal	X	Current Income Benefit Base prior to the Excess Withdrawal
Contract Value (reduced by the amount of the Lifetime Withdrawal Amount)
In situations where the Contract Value exceeds the existing Current Income Benefit Base, Excess Withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, Excess Withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.
Once the Contract Value falls to $0, the Contract Owner is no longer permitted to take Excess Withdrawals. Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option the only income stream producing benefit remaining in the contract.
Note: If the Contract Value falls to $0 as a result of an Excess Withdrawal, Excess Adviser Fees, and/or a Non-Lifetime Withdrawal, the Current Income Benefit Base will be reduced to $0 and the contract will terminate.

Withdrawal of Adviser Fees after the First Lifetime Withdrawal
After the first Lifetime Withdrawal, the Contract Owner is permitted to take withdrawals to pay investment advisory fees provided that the Contract Value is greater than $0. Standard Adviser Fees reduce the Contract Value but not the Current Income Benefit Base. Excess Adviser Fees immediately reduce the Contract Value and the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount. Excess Adviser Fees will reduce the Current Income Benefit Base by the greater of:
(1)	the gross dollar amount of the Excess Adviser Fees; or
(2)	a figure representing the proportional amount of the Excess Adviser Fees, as determined by the following formula:

Gross dollar amount of the Excess Adviser Fee	X	Current Income Benefit Base prior to the Excess Adviser Fee
Contract Value (reduced by the Standard Adviser Fees withdrawn)
Once the Contract Value falls to $0, the Contract Owner is no longer permitted to take Standard Adviser Fees or Excess Adviser Fees. Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option the only income stream producing benefit remaining in the contract.
Note: If the Contract Value falls to $0 as a result of an Excess Withdrawal, Excess Adviser Fees, and/or a Non-Lifetime Withdrawal, the Current Income Benefit Base will be reduced to $0 and the contract will terminate.
RMD Privilege
Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to take Excess Withdrawals without reducing the Current Income Benefit Base if such Excess Withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. The RMD privilege is not available in the calendar year of the date the contract is issued. In order to qualify for the RMD privilege, the Contract Owner must:
(1)	be at least 70½ years old (72 years old for those Contract Owners who turn age 72 on or after January 1, 2020) as of the date of the request;
(2)	own the contract as an IRA, SEP IRA, or Simple IRA; and
(3)	submit a completed administrative form in advance of the withdrawal to the Service Center.
While exercising the RMD privilege, the Contract Owner is permitted to withdraw investment advisory fees provided that the Contract Value is greater than $0. Withdrawals of Standard Adviser Fees will not reduce the Current Income Benefit Base. Withdrawals of Excess Adviser Fees will reduce the Current Income Benefit Base as described in Withdrawal of Adviser Fees after the First Lifetime Withdrawal.
Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any Excess Withdrawal will reduce the remaining Current Income Benefit Base.
Reset Opportunities
Nationwide offers an automatic reset of the Current Income Benefit Base. If, on any Contract Anniversary, the Contract Value exceeds the Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that Contract Value. This higher amount will be the new Current Income Benefit Base. After the first Lifetime Withdrawal, any increase in the Lifetime Withdrawal Amount as a result of a reset will be available in full (not prorated) in the calendar year of the reset.
The Contract Owner can elect to set up Systematic Withdrawals or can request each withdrawal separately. All Lifetime Withdrawal requests must be made in writing to the Service Center.
This automatic reset will continue until Nationwide changes either the current charge for or the list of permitted investment options associated with the Retirement Income Developer option. Changes associated with the Custom Choice Asset Rebalancing Service will not impact the automatic reset.

In the event the current charge or the list of permitted investment options of the Retirement Income Developer option changes after the first Lifetime Withdrawal, the reset opportunities still exist, but are no longer automatic. An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide. On or about each Contract Anniversary, Nationwide will provide the Contract Owner with information necessary to make this determination via U.S. mail unless the Contract Owner has elected electronic delivery. Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the Retirement Income Developer option; and instructions on how to communicate an election to reset the benefit base.
If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus. If Nationwide does not receive a Contract Owner's election to reset the Current Income Benefit Base within 60 days after the Contract Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base. If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the Retirement Income Developer option will not change (as applicable to that particular contract).
Contract Owners may cancel the automatic reset feature of the Retirement Income Developer option by notifying Nationwide as to such election.
Annuitization
If the Contract Owner elects to annuitize the contract, this option will terminate. Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the Retirement Income Developer option will terminate.
Death of Determining Life
For contracts with no Joint Option for the Retirement Income Developer option, upon the death of the determining life, the benefits associated with the option terminate. If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the Death Benefits provision. If the Contract Owner is not the Annuitant, the Contract Value will be distributed in accordance with the Required Distributions section of Appendix C: Contract Types and Tax Information.
For contracts with the Joint Option for the Retirement Income Developer option, upon the death of the determining life, the surviving spouse continues to receive the same benefit associated with the Retirement Income Developer option which had been received by the deceased spouse, for the remainder of the survivor's lifetime. The Contract Value will reflect the death benefit and Spousal Protection Feature, if applicable.
Tax Treatment
Although the tax treatment for Lifetime Withdrawals under withdrawal benefits such as the Retirement Income Developer option is not clear, Nationwide will treat a portion of each Lifetime Withdrawal as a taxable distribution, as follows:
First, Nationwide determines which is greater: (1) the Contract Value immediately before the Lifetime Withdrawal; or (2) the Lifetime Withdrawal Amount immediately before the Lifetime Withdrawal. That amount (the greater of (1) or (2)) minus any remaining investment in the contract at the time of the Lifetime Withdrawal will be reported as a taxable distribution.
For any Lifetime Withdrawal taken when the Contract Value is less than or equal to the total investment in the contract, Nationwide treats the Lifetime Withdrawal as a tax-free return of investment until the entire investment in the contract has been received tax-free. Once the entire investment in the contract has been received tax-free, Lifetime Withdrawals will be reported as taxable distributions. Consult a qualified tax advisor.
Automatic Termination of Retirement Income Developer
Upon termination of the Retirement Income Developer option, Nationwide will no longer assess the charge associated with this option, and all benefits associated with the Retirement Income Developer option will terminate. In the following instances, the Retirement Income Developer option will automatically terminate:
(1)	a full surrender of the contract;
(2)	when Early Withdrawals, Excess Withdrawals, a Non-Lifetime Withdrawal, or Excess Adviser Fees reduce the Current Income Benefit Base to $0;
(3)	on the Annuitization Date;
(4)	upon the death of the determining life for contracts with no Joint Option; or
(5)	where permitted under state law, if the Contract Owner is changed or if the contract is assigned (including a collateral assignment), except as follows:

(a)	the new Contract Owner or assignee assumes full ownership of the contract and is essentially the same person (e.g., individual ownership is changed to ownership by a personal revocable trust, a change to the Contract Owner’s spouse during the Contract Owner’s lifetime, a change to a court appointed guardian representing the Contract Owner during the Contract Owner’s lifetime, etc.);
(b)	ownership of a contract issued as an IRA or Roth IRA is being changed from one custodian to another, from the determining life to a custodian, or from a custodian to the determining life;
(c)	the assignment is for the purpose of effectuating an exchange pursuant to Section 1035 under the Internal Revenue Code; or
(d)	the change is merely the removal of a Contract Owner where the contract is jointly owned.
Nationwide will provide notice to Contract Owners prior to processing a change in ownership or assignment that will automatically terminate the Retirement Income Developer option. Contract Owners contemplating changes to the ownership of their contract, including assignments, should contact their investment advisor or financial professional to determine how the changes impact the benefit associated with the Retirement Income Developer option.
Other Important Considerations
The Retirement Income Developer option is designed for those intending to take Lifetime Withdrawals. The benefit of this option will be reduced, potentially significantly, if the Contract Owner takes Early Withdrawals, Excess Withdrawals, a Non-Lifetime Withdrawal, or Excess Adviser Fees.
Other important considerations include the following:
•	The chance of outliving Contract Value and receiving Lifetime Withdrawals from Nationwide is reduced due to the investment restrictions imposed on the Retirement Income Developer option.
•	If the Contract Value is greater than $0, then Lifetime Withdrawals are paid from the Contract Owner's Contract Value.
•	If the Contract Value is equal to $0, then Lifetime Withdrawals are paid from Nationwide's General Account.
•	Lifetime Withdrawals paid from the General Account are subject to Nationwide's creditors and ultimately, its overall claims paying ability.
Joint Option for the Retirement Income Developer Option
At the time the Retirement Income Developer option is elected, the Contract Owner may elect the Joint Option for the Retirement Income Developer option ("Joint Option"). The Joint Option is not available for contracts issued as Charitable Remainder Trusts. The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, Lifetime Withdrawals, provided certain conditions are met. Once the Joint Option is elected, it may not be removed from the contract, except as provided in the Marriage Termination section. If the Joint Option is elected, the determining life for purposes of the Retirement Income Developer Option will be that of the younger spouse.
Nationwide will assess an annual charge for the Joint Option of 0.15% of the Current Income Benefit Base. This charge is in addition to the charge for the Retirement Income Developer option. The charge will be assessed on each Contract Anniversary and will be deducted via redemption of Accumulation Units. The charge will be assessed until annuitization. A prorated charge will also be deducted upon full surrender of the contract. If the Contract Owner elects the Joint Option, Nationwide will likely reduce the Lifetime Withdrawal Percentages associated with the Retirement Income Developer option.
The currently applicable Lifetime Withdrawal Percentages for the Joint Option are disclosed in the Rate Sheet Supplement that is attached to the front of this prospectus.
In order to receive the current Lifetime Withdrawal Percentages stated in a Rate Sheet Supplement, the application must be signed and received in good order by Nationwide within the stated time period during which such rates are applicable. Lifetime Withdrawal Percentages applicable in time periods other than the time period when the application is signed are not applicable to the contract. Nationwide reserves the right to change the Lifetime Withdrawal Percentages at any time; however, Nationwide will not change the Lifetime Withdrawal Percentages for contracts once issued. Contract Owners should not purchase the contract without first obtaining the applicable Rate Sheet Supplement that contains the Lifetime Withdrawal Percentages that are applicable at the time. All Rate Sheet Supplements are available by contacting the

Service Center and are also available on the SEC’s EDGAR system at www.sec.gov (file number: var:1933 Act Number, a000017]). For contracts with applications signed prior to the date of this prospectus, see Appendix E: Historical Rates and Percentages.
To be eligible for the Joint Option, the following conditions must be met:
(1)	Both spouses must be age 85 or younger at the time of application;
(2)	Both spouses must be at least age 59 ½ before either spouse is eligible to begin Lifetime Withdrawals;
(3)	If the Contract Owner is a non-natural person, both spouses must be named as Co-Annuitants;
(4)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(5)	Both spouses must be named as primary beneficiaries;
(6)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; and
(7)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner).
Note: The Joint Option is distinct from the Spousal Protection Feature associated with the optional death benefit. The Joint Option allows a surviving spouse to continue receiving the Lifetime Withdrawals associated with the Retirement Income Developer option. In contrast, the Spousal Protection Feature is a death benefit bump-up feature associated with the optional death benefit.
Marriage Termination
If, prior to taking the first Lifetime Withdrawal, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Joint Option from the contract. Nationwide will remove the benefit and the associated charge after the Contract Owner submits to the Service Center a written request and evidence of the marriage termination satisfactory to Nationwide. In addition, the likely reduction to the Lifetime Withdrawal Percentages will no longer apply and the Lifetime Withdrawal Percentages will be those that would have applied if the Joint Option had never been elected. Once the Joint Option is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.
If, after taking the first Lifetime Withdrawal, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Joint Option from the contract.
Risks Associated with Electing the Joint Option
There are situations where a Contract Owner who elects the Joint Option will not receive the benefits associated with the option. This will occur if:
(1)	the Contract Owner’s spouse (Co-Annuitant) dies before him/her;
(2)	the contract is annuitized;
(3)	after the first Lifetime Withdrawal, the marriage terminates due to divorce, dissolution, or annulment; or
(4)	the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary is changed.
Additionally, in the situations described in (1), (3), and (4) above, not only will the Contract Owner not receive the benefit associated with the Joint Option, but he/she must continue to pay any applicable charge until annuitization.
Nationwide Lifetime Income Rider Advisory Option
The Nationwide L.inc Rider Advisory option provides for Lifetime Withdrawals, up to a certain amount each calendar year, even after the Contract Value is $0, provided the Contract Owner does not deplete the Current Income Benefit Base by taking Excess Withdrawals, Excess Adviser Fees, or through a Non-Lifetime Withdrawal, and does not make certain assignments or Contract Owner changes (see Automatic Termination of Nationwide Lifetime Income Rider Advisory Option provision). Investment restrictions apply. The age of the person upon which the benefit depends (the "determining life") must be between 45 and 85 at the time of application. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for the purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. If, in addition to the Annuitant, a Co-Annuitant or joint Annuitant has been elected, the determining life shall be that of the primary Annuitant as named on the application. The determining life may not be changed.
Availability
The Nationwide L.inc Rider Advisory option is only available under the contract at the time of application. Once elected, the Nationwide L.inc Rider Advisory option is irrevocable. The Nationwide L.inc Rider Advisory option is not available on beneficially owned contracts – those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes. However, if such contract becomes beneficially owned by the spouse of the Contract Owner, and the Joint Option for the Nationwide L.inc Rider Advisory option has been elected, then the spouse may keep the Nationwide L.inc Rider Advisory option and the RMD privilege discussed later in this section. All other beneficially owned contracts will not receive the benefit of the RMD privileged discussed later in this section. The Nationwide L.inc Rider Advisory option may not be elected if the Retirement Income Developer option is elected.
The Nationwide Lifetime Income Rider Advisory Option Charge
In exchange for this Lifetime Withdrawal benefit, Nationwide will assess an annual charge not to exceed 1.50% of the Current Income Benefit Base. Currently, the charge for the Nationwide L.inc Rider Advisory option is 1.20% of the Current Income Benefit Base. The current charge will not change, except possibly upon the Contract Owner’s election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 1.50% of the Current Income Benefit Base.
The charge will be assessed on each Contract Anniversary and will be deducted via redemption of Accumulation Units. The charge will be assessed until annuitization. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken. Amounts redeemed as Nationwide L.inc Rider Advisory option rider charge will not negatively impact calculations associated with the other benefits elected or available under the contract.
Investment Requirements
Election of the Nationwide L.inc Rider Advisory option requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available under the contract, or if the Custom Choice Asset Rebalancing Service is elected, all underlying mutual funds currently available in the contract are permitted subject to the applicable allocation limitations of Custom Choice. For the list of available investment options, see Income Benefit Investment Options. Allocation requests to investment options other than those listed in the Income Benefit Investment Options section will not be honored. They will be treated as though no allocation request was submitted.
Dollar Cost Average programs for the Nationwide L.inc Rider Advisory option are not available (see Dollar Cost Averaging provision).
Transfers Amount Permitted Investment Options
The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the Transfers Prior to Annuitization provision. The Contract Owner may reallocate the Contract Value within the Custom Choice Asset Rebalancing Service in accordance with that provision. Additionally, Contract Owners may change from the Custom Choice Asset Rebalancing Service to the permitted investment options, and vice versa.
Subsequent Purchase Payments
Currently, subsequent purchase payments are permitted under the Nationwide L.inc Rider Advisory option as long as the Contract Value is greater than $0. Any subsequent purchase payments will increase the Current Income Benefit Base by the amount of the purchase payment submitted.
Nationwide reserves the right to reject subsequent purchase payments in the event subsequent purchase payments create a financial risk that Nationwide is unwilling to bear. This reservation of right may limit the amount that a Contract Owner can invest in the contract. Contract Owners should consider this reservation when making the initial purchase payment. If Nationwide exercises this right to refuse purchase payments, the entire purchase payment will be immediately returned to the Contract Owner in the same form in which it was received. If Nationwide exercises the right to refuse a purchase payment, and then subsequently decides that it will accept purchase payments again, Nationwide will so inform Contract Owners via U.S. mail unless the Contract Owner has elected electronic delivery.

Generally, Nationwide may invoke this right in times of economic instability, whether to the economy generally or Nationwide in particular. Contract Owners may contact the Service Center to find out if Nationwide will accept a particular subsequent purchase payment.
Determination of the Income Benefit Base Prior to the First Lifetime Withdrawal
Upon contract issuance, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the Lifetime Withdrawal Amount. The Current Income Benefit Base from the date of contract issuance until the first Lifetime Withdrawal will reflect any additional purchase payments, reset opportunities, Excess Withdrawals, Excess Adviser Fees, and a Non-Lifetime Withdrawal, as applicable, as described below.
The Roll-up Interest Rate and Roll-up Crediting Period (discussed herein) are disclosed in the Rate Sheet Supplement that is attached to the front of this prospectus. In order to receive the current Roll-up Interest Rate, Roll-up Crediting Period, and Lifetime Withdrawal Percentages stated in the Rate Sheet Supplement, the application must be signed and received in good order by Nationwide within the stated time period during which such rates are applicable. The Roll-up Interest Rate, Roll-up Crediting Period, and Lifetime Withdrawal Percentages applicable in time periods other than the time period when the application is signed are not applicable to the contract. Nationwide reserves the right to change the Roll-up Interest Rate, Roll-up Crediting Period, and Lifetime Withdrawal Percentages at any time; however, Nationwide will not change the Roll-up Interest Rate, Roll-up Crediting Period, and Lifetime Withdrawal Percentages for contracts once issued. Contract Owners should not purchase the contract without first obtaining the applicable Rate Sheet Supplement that contains the Roll-up Interest Rate, Roll-up Crediting Period, and Lifetime Withdrawal Percentages that are applicable at the time. All Rate Sheet Supplements are available by contacting the Service Center and are also available on the SEC’s EDGAR system at www.sec.gov (file number: 333-227783). For contracts with applications signed prior to the date of this prospectus, see Appendix E: Historical Rates and Percentages.
Unless the Contract Owner cancels the automatic reset feature as described in the Reset Opportunities in the Nationwide Lifetime Income Rider Advisory provision, and provided no withdrawals are taken from the contract, the Current Income Benefit Base for the Nationwide L.inc Rider Advisory option will equal the greater of:
(1)	Highest Contract Value: the highest Contract Value on any Contract Anniversary plus purchase payments accepted after that Contract Anniversary, as adjusted for certain withdrawal transactions described below; or
(2)	Roll-up Value: the roll-up amount, which is equal to the sum for the following calculations, as adjusted for certain withdrawal transactions described below:
(a)	Original Income Benefit Base with Roll-up: the Original Income Benefit Base, plus the Roll-up Interest Rate based on the Original Income Benefit Base for each Contract Anniversary, up to and including the Contract Anniversary after the Roll-up Crediting Period; plus
(b)	Subsequent Purchase Payments with Roll-up: any purchase payments submitted and applied after the contract issuance and before the Contract Anniversary after the Roll-up Crediting Period, increased by simple interest at the Roll-up Interest Rate each year from the date the subsequent purchase payments are applied through the Contract Anniversary after the Roll-up Crediting Period; plus
(c)	Subsequent Purchase Payments with No Roll-Up: any purchase payments submitted and applied after the Contract Anniversary after the Roll-Up Crediting Period.
If at any time prior to the first Lifetime Withdrawal the Contract Value equals $0, no additional purchase payments will be accepted and no further benefit base calculations will be made. The Lifetime Withdrawal Amount will be calculated using the Current Income Benefit Base as of the date the Contract Value fell to $0.
Certain withdrawals will result in adjustments to the Highest Contract Value and Roll-up Value in determining the Current Income Benefit Base, as described below. Generally, in situations where the Contract Value exceeds the existing Current Income Benefit Base, Excess Adviser Fees and a Non-Lifetime Withdrawal will typically result in a dollar amount reduction to the Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, Excess Adviser Fees and a Non-Lifetime Withdrawal will typically result in a proportional reduction to the Current Income Benefit Base. Nationwide reserves the right to determine the order in which withdrawal requests are processed.
Specifically, adjustments to the Highest Contract Value and Roll-up Value are calculated as follows:

(1)	Adviser Fees. Standard Adviser Fees do not reduce the Current Income Benefit Base. Standard Adviser Fees and Excess Adviser Fees withdrawn from the contract prior to the first Lifetime Withdrawal reduce the Contract Value by the gross dollar amount of the surrender. Excess Adviser Fees withdrawn from the contract prior to the first Lifetime Withdrawal will result in a decrease to the Current Income Benefit Base. The reduction to the Current Income Benefit Base will equal the greater of:
(a)	Highest Contract Value: the Highest Contract Value reduced by the greater of (a) or (b), where:
(a) = the gross dollar amount of the Excess Adviser Fee; and
(b) = a figure representing the proportional amount of the Excess Adviser Fee, as determined by the following formula:

Reduction to Highest Contract Value	=	Gross dollar amount of Excess Adviser Fee	X	Highest Contract Value in effect prior to the Excess Adviser Fee
Contract Value (reduced by the dollar amount of the Standard Adviser Fee)
or
(b)	Roll-up Value: the Roll-up Value is reduced by a figure representing the proportional amount of the Excess Adviser Fee, as determined by the following formula:

Reduction to Roll-up Value	=	Gross dollar amount of Excess Adviser Fee	X	Roll-up Value in effect prior to the Excess Adviser Fee
Contract Value (reduced by the dollar amount of the Standard Adviser Fee)
(2)	Non-Lifetime Withdrawal. A Non-Lifetime Withdrawal will result in a decrease to the Current Income Benefit Base. The reduction to the Current Income Benefit Base will equal the greater of:
(a)	Highest Contract Value: the Highest Contract Value reduced by a figure representing the proportional amount of the Non-Lifetime Withdrawal, as determined by the following formula:

Reduction to Highest Contract Value	=	Gross Dollar Amount of the Non-Lifetime Withdrawal	X	Highest Contract Value in effect prior to the Non-Lifetime Withdrawal
Contract Value (prior to the Non-Lifetime Withdrawal)
or
(b)	Roll-Up Value: the Roll-up Value is reduced by a figure representing the proportional amount of the Non-Lifetime Withdrawal, as determined by the following formula:

Reduction to Roll-up Value	=	Gross Dollar Amount of the Non-Lifetime Withdrawal	X	Roll-up Value in effect prior to the Non-Lifetime Withdrawal
Contract Value (prior to the Non-Lifetime Withdrawal)
Note: If the Contract Value falls to $0 as a result of an Excess Withdrawal, Excess Adviser Fees, and/or a Non-Lifetime Withdrawal, the Current Income Benefit Base will be reduced to $0 and the contract will terminate.
Standard Adviser Fees and Excess Adviser Fees
To the extent permitted by applicable law, the Contract Owner may take withdrawals to pay investment advisory fees. To do so, the investment adviser and Contract Owner must provide authorization to Nationwide by contacting the Service Center. Withdrawals for Standard Adviser Fees and Excess Adviser Fees reduce the Contract Value by the gross dollar amount withdrawn. Standard Adviser Fees will not reduce the Current Income Benefit Base. Excess Adviser Fees will reduce the

Current Income Benefit base as described in Determination of Income Benefit Base Prior to First Lifetime Withdrawal in the Nationwide Lifetime Income Rider Advisory Option provision. For information on the tax consequences of Standard Adviser Fee and Excess Adviser Fee withdrawals, please see Appendix C: Contract Types and Tax Information.
Once the Contract Value is zero, withdrawals for Standard Adviser Fees or Excess Adviser Fees are no longer permitted.
Note: If the Contract Value falls to $0 as a result of an Excess Withdrawal, Excess Adviser Fees, and/or a Non-Lifetime Withdrawal, the Current Income Benefit Base will be reduced to $0 and the contract will terminate.
Non-Lifetime Withdrawal
After the first Contract Anniversary, the Contract Owner may request a one-time withdrawal ("Non-Lifetime Withdrawal") without initiating the lifetime income benefit under the Nationwide L.inc Rider Advisory option. The Non-Lifetime Withdrawal will not lock in the Lifetime Withdrawal Percentage and will not stop the Roll-up Interest Rate. However, the Non-Lifetime Withdrawal will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years in accordance with the Determination of Income Benefit Base Prior to First Lifetime Withdrawal in the Nationwide Lifetime Income Rider Advisory Option provision. As with all withdrawals, a Non-Lifetime Withdrawal will reduce the Contract Value and death benefit. A Non-Lifetime Withdrawal cannot be taken after the Contract Owner initiates the Lifetime Withdrawals.
All Non-Lifetime Withdrawal requests must be submitted in writing and specify that the withdrawal is a Non-Lifetime Withdrawal. If the Contract Owner requests a withdrawal without specifying that it is a Non-Lifetime Withdrawal, the withdrawal request will be treated as a Lifetime Withdrawal request and will not be treated as a request for a Non-Lifetime Withdrawal.
Lifetime Withdrawals
At any time after the Nationwide L.inc Rider Advisory option is elected, the Contract Owner may begin taking the lifetime income benefit by taking a withdrawal from the contract. Unless the Contract Owner requests a one-time Non-Lifetime Withdrawal, Standard Adviser Fees, and/or Excess Adviser Fees, the first withdrawal constitutes the first Lifetime Withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code. Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the withdrawal request. As with any withdrawal, Lifetime Withdrawals reduce the Contract Value and consequently, the amount available for annuitization.
At the time of the first Lifetime Withdrawal, the Roll-up Interest Rate terminates, and the Current Income Benefit Base is locked in and will not change unless one or more of the following specified events occurs:
(1)	the Contract Owner takes Excess Withdrawals or Excess Adviser Fees (both discussed later in this provision);
(2)	a reset opportunity occurs (discussed later in this provision); or
(3)	the Contract Owner submits additional purchase payments. As long as the Nationwide L.inc Rider Advisory option is in effect, additional purchase payments submitted after the first Lifetime Withdrawal will increase the Current Income Benefit Base by the amount of the purchase payment accepted, and any resulting increase in the Lifetime Withdrawal Amount will be available in full (not prorated) in the calendar year of the purchase payment. For any such increase, the Contract Owner may elect to set up Systematic Withdrawals or separate withdrawals.
The Lifetime Withdrawal Percentage is determined based on the age of the determining life (or if the Joint Option for the Nationwide L.inc Rider Advisory option is elected, the age of the younger of the determining life or spouse of the determining life) at the time of the first Lifetime Withdrawal. The Lifetime Withdrawal Percentages are disclosed in the Rate Sheet Supplement that is attached to the front of this prospectus delivered to you. For Contracts that elect the Joint Option for the Nationwide L.inc Rider Advisory option, the Lifetime Withdrawal Percentages will be equal to or less than the Lifetime Withdrawal Percentages for the Nationwide L.inc Rider Advisory option.
At the time of the first Lifetime Withdrawal and for each calendar year thereafter, the Lifetime Withdrawal Percentage is multiplied by the Current Income Benefit Base to determine the Lifetime Withdrawal Amount for that calendar year. The Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract during the calendar year without reducing the Current Income Benefit Base. If the contract is issued in the same calendar years as the first Lifetime Withdrawal, then the Lifetime Withdrawal Amount for the first calendar year will be prorated based upon the number of calendar days from the date the contract was issued to the end of the calendar year (December 31st). If the first Lifetime Withdrawal occurs in any year other than the calendar year in which the contract was issued, the Lifetime Withdrawal

Amount will not be prorated. The ability to withdraw the Lifetime Withdrawal Amount will continue until the earlier of the death of the determining life (or if the Joint Option for the Nationwide L.inc Rider Advisory option is elected, the death of the last survivor of the determining life and the spouse of the determining life) or annuitization.
The Contract Owner can elect to set up Systematic Withdrawals or can request each Lifetime Withdrawal separately. All Lifetime Withdrawal requests must be made in writing to the Service Center.
Each calendar year’s Lifetime Withdrawal Amount is non-cumulative. A Contract Owner cannot take a previous calendar year’s Lifetime Withdrawal Amount in a subsequent calendar year without causing an Excess Withdrawal (discussed herein) that will reduce the Current Income Benefit Base. Although Lifetime Withdrawals up to the Lifetime Withdrawal Amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit.
Note: The Internal Revenue Code requires that IRAs, SEP IRAs, and Simple IRAs begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½ (age 72 for those Contract Owners who turn age 72 on or after January 1, 2020). Contract Owners subject to minimum required distribution rules may not be able to take advantage of the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements. Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands. Consult a qualified tax advisor for more information.
Impact of Withdrawals after the first Lifetime Withdrawal
After the first Lifetime Withdrawal, the Contract Owner is permitted to withdraw Standard Adviser Fees, Excess Adviser Fees, and Excess Withdrawals provided that the Contract Value is greater than $0. Excess Withdrawals and Excess Adviser Fees immediately reduce the Contract Value and Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for the current and subsequent calendar years. Nationwide reserves the right to determine the order in which withdrawal requests are processed.
(1)	Adviser Fees. Standard Adviser Fees and Excess Adviser Fees withdrawn from the contract after the first Lifetime Withdrawal reduce the Contract Value by the gross dollar amount of the surrender. Standard Adviser Fees do not reduce the Current Income Benefit Base. Excess Adviser Fees will result in a reduction to the Current Income Benefit Base will equal the greater of (a) or (b), where:
(a)	= the gross dollar amount of the Excess Adviser Fee; and
(b)	= a figure representing the proportional amount of the Excess Adviser Fee, as determined by the following formula:

Reduction to Current Income Benefit Base	=	Gross Dollar Amount of the Excess Adviser Fee	X	Current Income Benefit Based in effect prior to Excess Adviser Fee
Contract Value (reduced by the amount of the Standard Adviser Fee withdrawn)
(2)	Excess Withdrawal. Excess Withdrawals will result in a reduction to the Current Income Benefit Base equal the greater of (a) or (b), where:
(a)	= the gross dollar amount of the Excess Withdrawal; and
(b)	= a figure representing the proportional amount of the Excess Withdrawal, as determined by the following formula:

Reduction to Current Income Benefit Base	=	Gross Dollar Amount of the Excess Surrender	X	Current Income Benefit Based in effect prior to Excess Withdrawal
Contract Value (reduced by the dollar amount of the Lifetime Withdrawal Amount withdrawn)

Note: If the Contract Value falls to $0 as a result of an Excess Withdrawal, Excess Adviser Fees, and/or a Non-Lifetime Withdrawal, the Current Income Benefit Base will be reduced to $0 and the contract will terminate.
RMD Privilege
Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to take Excess Withdrawals without reducing the Current Income Benefit Base if such Excess Withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. The RMD privilege is not available in the calendar year of the date the contract is issued. In order to qualify for the RMD privilege, the Contract Owner must:
(1)	be at least 70½ years old (72 years old for those Contract Owners who turn age 72 on or after January 1, 2020) as of the date of the request;
(2)	own the contract as an IRA, SEP IRA, or Simple IRA; and
(3)	submit a completed administrative form in advance of the withdrawal to the Service Center.
While exercising the RMD privilege, the Contract Owner is permitted to withdraw investment advisory fees provided that the Contract Value is greater than $0. Withdrawals of Standard Adviser Fees will not reduce the Current Income Benefit Base. Withdrawals of Excess Adviser Fees will reduce the Current Income Benefit Base as described in Withdrawal of Adviser Fees after the First Lifetime Withdrawal.
Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any Excess Withdrawal will reduce the remaining Current Income Benefit Base.
Reset Opportunities
Nationwide offers an automatic reset of the Current Income Benefit Base. If, on any Contract Anniversary, the Contract Value exceeds the Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that Contract Value. This higher amount will be the new Current Income Benefit Base. Any increase in the Lifetime Withdrawal Amount as a result of a reset will be available in full (not prorated) in the calendar year of the reset.
The Contract Owner can elect to set up Systemic Withdrawals or can request each withdrawal separately. All Lifetime Withdrawal requests must be made in writing to the Service Center.
This automatic reset will continue until either the current charge for, or the list of permitted investment options associated with the Nationwide L.inc Rider Advisory option changes. Changes associate with the Custom Choice Asset Rebalancing Service will not impact the automatic reset.
In the event the current charge for, or the list of permitted investment options of the Nationwide L.inc Rider Advisory option changes, the reset opportunities still exist, but are no longer automatic. An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide. On or about each Contract Anniversary, Nationwide will provide the Contract Owner with information necessary to make this determination via U.S. mail unless the Contract Owner has elected electronic delivery. Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the Nationwide L.inc Rider Advisory option; and instructions on how to communicate an election to reset the benefit base.
If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus. If Nationwide does not receive a Contract Owner’s election to reset the Current Income Benefit Base within 60 days after the Contract Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base. If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the Nationwide L.inc Rider Advisory option will not change (as applicable to that particular contract).
Contract Owners may cancel the automatic reset feature of the Nationwide L.inc Rider Advisory option by notifying Nationwide as to such election.
Annuitization
If the Contract Owner elects to annuitize the contract, this option will terminate. Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the Nationwide L.inc Rider Advisory option will terminate.

Death of Determining Life
For contracts with no Joint Option for the Nationwide L.inc Rider Advisory option, upon the death of the determining life, the benefits associated with the option terminate. If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the Death Benefits provision. If the Contract Owner is not the Annuitant, the Contract Value will be distributed in accordance with the Required Distributions section of Appendix C: Contract Types and Tax Information.
For contracts with the Joint Option for the Nationwide L.inc Rider Advisory option, upon the death of the determining life, the surviving spouse continues to receive the same benefit associated with the Nationwide L.inc Rider Advisory option which had been received by the deceased spouse, for the remainder of the survivor’s lifetime. The Contract Value will reflect the death benefit and the Spousal Protection Death Benefit Feature, if applicable.
Tax Treatment
Although the tax treatment for Lifetime Withdrawals under withdrawal benefits such as the Nationwide L.inc Rider Advisory option is not clear, Nationwide will treat a portion of each Lifetime Withdrawal as a taxable distribution, as follows:
First, Nationwide determines which is greater: (1) the Contract Value immediately before the Lifetime Withdrawal; or (2) the Lifetime Withdrawal Amount immediately before the Lifetime Withdrawal. That amount (the greater of (1) or (2)) minus any remaining investment in the contract at the time of the Lifetime Withdrawal will be reported as a taxable distribution.
For any Lifetime Withdrawal taken when the Contract Value is less than or equal to the total investment in the contract, Nationwide treats the Lifetime Withdrawal as a tax-free return of investment until the entire investment in the contract has been received tax-free. Once the entire investment in the contract has been received tax-free, Lifetime Withdrawals will be reported as taxable distributions. Consult a qualified tax advisor.
Automatic Termination of the Nationwide Lifetime Income Rider Advisory Option
Upon termination of the Nationwide L.inc Rider Advisory option, Nationwide will no longer assess the charge associated with this option, and all benefits associated with the Nationwide L.inc Rider Advisory option will terminate. In the following instances, the Nationwide L.inc Rider Advisory option will automatically terminate:
(1)	A full surrender of the contract
(2)	When an Excess Surrender, Excess Adviser Fee, or Non-Lifetime Withdrawal reduces the Current Income Benefit Base to to $0;
(3)	On the Annuitization Date;
(4)	Upon the death of the determining life, or if the Joint Option is elected, the death of the last survivor of the determining life and the spouse of the determining life; or
(5)	Where permitted under state law, if the Contract Owner is changed or if the contract is assigned (including a collateral assignment), except as follows:
(a)	The new Contract Owner or assignee assumes full ownership of the contract and is essentially the same person (e.g., individual ownership is changed to ownership by a personal revocable trust, a change to the Contract Owner’s spouse during the Contract Owner’s lifetime, a change to a court appointed guardian representing the Contract Owner during the Contract Owner’s lifetime, etc.);
(b)	Ownership of a contract issued as an IRA or Roth IRA is being changed from one custodian to another, from the determining life to a custodian, or from a custodian to the determining life;
(c)	The assignment is for the purpose of effectuating an exchange pursuant to Section 1035 under the Internal Revenue Code; or
(d)	The change is merely the removal of a Contract Owner where the contract is jointly owned.
Nationwide will provide notice to Contract Owners prior to processing a change in ownership or assignment that will automatically terminate the Nationwide L.inc Rider Advisory option. Contract Owners contemplating changes to the ownership of their contract, including assignments, should contact their investment advisor or financial professional to determine how the changes impact the benefit associated with the Nationwide L.inc Rider Advisory option.

Other Important Considerations
The Nationwide L.inc Rider Advisory option is designed for those intending to take Lifetime Withdrawals. The benefit of this option will be reduced, potentially significantly, if the Contract Owner takes Excess Withdrawals, a Non-Lifetime Withdrawal, or Excess Adviser Fees.
Other important considerations include the following:
•	The chance of outliving Contract Value and receiving Lifetime Withdrawals from Nationwide is reduced due to the investment restrictions imposed on the Nationwide L.inc Rider Advisory option.
•	If the Contract Value is greater than $0, then Lifetime Withdrawals are paid from the Contract Owner’s Contract Value.
•	If the Contract Value is equal to $0, then Lifetime Withdrawals are paid form Nationwide’s General Account.
•	Lifetime Withdrawals paid from the General Account are subject to Nationwide’s creditors and ultimately, its overall claims paying ability.
Joint Option for the Nationwide Lifetime Income Rider Advisory Option
At the time the Nationwide L.inc Rider Advisory option is elected, the Contract Owner may elect the Joint Option for the Nationwide L.inc Rider Advisory option ("Joint Option"). The Joint Option is not available for contracts issued as Charitable Remainder Trusts. The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, Lifetime Withdrawals, provided certain conditions are met. Once the Joint Option is elected, it may not be removed from the contract, except as provided in the Marriage Termination section. If the Joint Option is elected, the determining life for purposes of the Nationwide L.inc Rider Advisory option will be that of the younger spouse.
Nationwide will assess an annual charge for the Joint Option not to exceed 0.40% of the Current Income Benefit Base. Currently, the charge for the Nationwide L.inc Rider Advisory Joint Option is 0.30% of the Current Income Benefit Base. The current charge will not change, except possibly upon the Contract Owner’s election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 0.40% of the Current Income Benefit Base. The charge will be assessed on each Contract Anniversary and will be deducted via redemption of Accumulation Units. The charge will be assessed until annuitization. A prorated charge will also be deducted upon full surrender of the contract. If the Contract Owner elects the Joint Option, Nationwide will likely reduce the Lifetime Withdrawal Percentages associated with the Nationwide L.inc Rider Advisory option. This charge is in addition to the charge for the Nationwide L.inc Rider Advisory option.
The currently applicable Roll-up Interest Rate and Roll-up Crediting Period, and Lifetime Withdrawal Percentages for the Joint Option are disclosed in the Rate Sheet Supplement that is attached to the front of this prospectus. In order to receive the current Roll-up Interest Rate, Roll-up Crediting Period, and Lifetime Withdrawal Percentages stated in the Rate Sheet Supplement, the application must be signed and received in good order by Nationwide within the stated time period during which such rates will be applicable. The Roll-up Interest Rate, Roll-up Crediting Period, and Lifetime Withdrawal Percentages applicable in time periods other than the time period when the application is signed are not applicable to the contract. Nationwide reserves the right to change the Roll-up Interest Rate, Roll-up Crediting Period, and Lifetime Withdrawal Percentages at any time; however, Nationwide will not change the Roll-up Interest Rate, Roll-up Crediting Period, and Lifetime Withdrawal Percentages for contracts once issued. Contract Owners should not purchase the contract without first obtaining the applicable Rate Sheet Supplement that contains the Roll-up Interest Rate, Roll-up Crediting Period, and Lifetime Withdrawal Percentages that are applicable at the time. All Rate Sheet Supplements are available by contacting the Service Center and are also available on the SEC’s EDGAR system at www.sec.gov (file number: 333-227783). For contracts with applications signed prior to the date of this prospectus, see Appendix E: Historical Rates and Percentages.
To be eligible for the Joint Option, the following conditions must be met:
(1)	Both spouses must be between 45 and 85 years old at the time of application;
(2)	Both spouses must be at least age 45 before either spouse is eligible to begin withdrawals. Note: the Internal Revenue Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 591/2 unless certain exceptions are met (see Appendix C: Contract Types and Tax Information);
(3)	If the Contract Owner is a non-natural person, both spouses must be named as Co-Annuitants;

(4)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(5)	Both spouses must be named as primary beneficiaries;
(6)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; and
(7)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner).
Note: The Joint Option is distinct from the Spousal Protection Feature associated with the optional death benefit. The Joint Option allows a surviving spouse to continue receiving the Lifetime Withdrawals associated with the Nationwide L.inc Rider Advisory option. In contrast, the Spousal Protection Feature is a death benefit bump-up feature associated with the optional death benefit.
Marriage Termination
If, prior to taking the first Lifetime Withdrawal, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Joint Option from the contract. Nationwide will remove the benefit and the associated charge after the Contract Owner submits to the Service Center a written request and evidence of the marriage termination satisfactory to Nationwide. In addition, the likely reduction to the Lifetime Withdrawal Percentages will no longer apply and the Lifetime Withdrawal Percentages will be those that would have applied if the Joint Option had never been elected. Once the Joint Option is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.
If, after taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Joint Option from the contract.
Risks Associated with Electing the Joint Option
There are situations where a Contract Owner who elects the Joint Option will not receive the benefits associated with the option. This will occur if:
(1)	the Contract Owner’s spouse (Co-Annuitant) dies before him/her;
(2)	the contract is annuitized;
(3)	after the first Lifetime Withdrawal, the marriage terminates due to divorce, dissolution, or annulment; or
(4)	the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary is changed.
Additionally, in the situations described in (1), (3), and (4) above, not only will the Contract Owner not receive the benefit associated with the Joint Option, but he/she must continue to pay any applicable charge until annuitization.
Income Benefit Investment Options
Unless the Custom Choice Asset Rebalancing Service is elected, only certain investment options are available to Contract Owners that elect the Retirement Income Developer option or the Nationwide L.inc Rider Advisory option. The investment options available are chosen by Nationwide based on each investment option’s risk characteristics. The permitted investment options are more conservative than those that are not permitted. This helps Nationwide manage its obligation to provide Contract Owners with Lifetime Withdrawals by reducing the likelihood that it will have to make unanticipated payments. By electing an optional living benefit and accepting the limited menu of investment options, Contract Owners may be foregoing investment gains that could otherwise be realized by investing in riskier investment options that are not available under the optional living benefit. Only the investment options shown below are available for election.
Note: Some of the Sub-Accounts listed below invest in underlying mutual funds that are funds of funds and/or funds that are designed to help reduce a Contract Owner's exposure to equity investments when equity markets are more volatile. Additionally, some of the indicated Sub-Accounts impose a Low Cost Fund Fee. Refer to Appendix A: Underlying Mutual Fund Information for more information regarding underlying mutual fund designations and availability.
Income Benefit Investment Options for Retirement Income Developer Option
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II

•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II
Income Benefit Investment Options for Nationwide Lifetime Income Rider Advisory Option
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II
Ownership and Interests in the Contract
Contract Owner
Prior to the Annuitization Date, the Contract Owner has all rights under the contract, unless a joint owner is named. If a joint owner is named, each joint owner has all rights under the contract. Purchasers who name someone other than themselves as the Contract Owner will have no rights under the contract.
On the Annuitization Date, the Annuitant becomes the Contract Owner, unless the Contract Owner is a Charitable Remainder Trust. If the Contract Owner is a Charitable Remainder Trust, the Charitable Remainder Trust continues to be the Contract Owner after annuitization.
Contract Owners of Non-Qualified Contracts may name a new Contract Owner at any time before the Annuitization Date. Any change of Contract Owner automatically revokes any prior Contract Owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.
Changes in ownership and contract assignments could have a negative impact on certain benefits under the contract, including the death benefit, the Retirement Income Developer option, and the Nationwide L.inc Rider Advisory option, as applicable.

Joint Owner
Joint owners each own an undivided interest in the contract.
Non-Qualified Contract Owners can name a joint owner at any time before annuitization. However, joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners. Joint ownership is not permitted on contracts owned by a non-natural Contract Owner.
Generally, the exercise of any ownership rights under the contract must be in writing and signed by both joint owners. However, if a written election, signed by both Contract Owners, authorizing Nationwide to allow the exercise of ownership rights independently by either joint owner is submitted, Nationwide will permit joint owners to act independently. If such an authorization is submitted, Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.
If either joint owner dies before the Annuitization Date, the contract continues with the surviving joint owner as the remaining Contract Owner.
Contingent Owner
The contingent owner succeeds to the rights of a Contract Owner if a Contract Owner who is not the Annuitant dies before the Annuitization Date and there is no surviving joint owner.
If a Contract Owner who is the Annuitant dies before the Annuitization Date, the contingent owner will not have any rights under the contract, unless such contingent owner is also the beneficiary.
The Contract Owner may name a contingent owner at any time before the Annuitization Date.
Annuitant
The Annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an Annuitant of greater age.
Only Non-Qualified Contract Owners may name someone other than himself/herself as the Annuitant.
The Contract Owner may not name a new Annuitant without Nationwide’s consent.
Contingent Annuitant
If the Annuitant dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant. The Contingent Annuitant must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a Contingent Annuitant of greater age.
If a Contingent Annuitant is named, all provisions of the contract that are based on the Annuitant’s death prior to the Annuitization Date will be based on the death of the last survivor of the Annuitant and Contingent Annuitant.
Only Non-Qualified Contract Owners may name a Contingent Annuitant.
Co-Annuitant
A Co-Annuitant, if named, must be the Annuitant’s spouse. The Co-Annuitant must be named at the time of application and will receive the benefit of the Spousal Protection Feature, provided all of the requirements set forth in the Spousal Protection Feature section are met.
If either Co-Annuitant dies before the Annuitization Date, the surviving Co-Annuitant may continue the contract and will receive the benefit of the Spousal Protection Feature.
Joint Annuitant
The joint Annuitant is designated as a second person (in addition to the Annuitant) upon whose continuation of life any annuity payment involving life contingencies depends. The joint Annuitant is named at the time of annuitization.

Beneficiary and Contingent Beneficiary
The beneficiary is the person who is entitled to the death benefit if the Annuitant (and Contingent Annuitant, if applicable) dies before the Annuitization Date and there is no joint owner. The Contract Owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.
A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when a death benefit is paid. The Contract Owner can name more than one contingent beneficiary. Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.
Changes to the Parties to the Contract
Prior to the Annuitization Date (and subject to any existing assignments), the Contract Owner may request to change the following:
•	Contract Owner (Non-Qualified Contracts only);
•	joint owner (must be the Contract Owner's spouse);
•	contingent owner;
•	Annuitant (subject to Nationwide’s underwriting and approval);
•	Contingent Annuitant (subject to Nationwide's underwriting and approval);
•	joint Annuitant (subject to Nationwide's underwriting and approval);
•	Co-Annuitant (must be the Annuitant's spouse);
•	beneficiary; or
•	contingent beneficiary.
The Contract Owner must submit the request to Nationwide in writing and Nationwide must receive the request at the Service Center before the Annuitization Date. Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed (unless otherwise specified by the Contract Owner), whether or not the Contract Owner or Annuitant is living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.
Any request to change the Contract Owner must be signed by the existing Contract Owner and the person designated as the new Contract Owner. Nationwide may require a signature guarantee.
If the Contract Owner is not a natural person and there is a change of the Annuitant, distributions will be made as if the Contract Owner died at the time of the change, regardless of whether the Contract Owner named a Contingent Annuitant.
Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract.
Certain options and features under the contract have specific requirements as to who can be named as the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary to receive the benefit of the option or feature. Changes to the parties to the contract may result in the termination or loss of benefit of these options or features. Further, changes to the parties to the contract may result in the Contract Owner not receiving the benefit associated with an option while still continuing to pay any applicable charge for the option. Contract Owners contemplating changes to the parties to the contract should contact their investment adviser or financial professional to determine how the changes impact the options and features under the contract.
Operation of the Contract
Pricing
Generally, Nationwide prices Accumulation Units on each day that the New York Stock Exchange is open. (Pricing is the calculation of a new Accumulation Unit value that reflects that day's investment experience.)
Accumulation Units are not priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:
•	New Year's Day
•	Martin Luther King, Jr. Day

•	Presidents' Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas
Nationwide also will not price purchase payments, withdrawals, or transfers if:
(1)	trading on the New York Stock Exchange is restricted;
(2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or
(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.
Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and Contract Owners will not have access to their accounts.
Application and Allocation of Purchase Payments
Initial Purchase Payments
Initial purchase payments will be priced at the Accumulation Unit value next determined no later than two business days after receipt of an order to purchase if the application and all necessary information are complete and are received at the Service Center before the close of regular trading on the New York Stock Exchange, which generally occurs at 4:00 p.m. EST. If the order is received after the close of regular trading on the New York Stock Exchange, the initial purchase payment will be priced within two business days after the next Valuation Date.
If an incomplete application is not completed within five business days after receipt at the Service Center, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.
Initial purchase payments are allocated according to Contract Owner instructions on the application unless otherwise required by state law.
Subsequent Purchase Payments
Any subsequent purchase payment received at the Service Center (along with all necessary information) before the close of regular trading on the New York Stock Exchange on any Valuation Date will be priced at the Accumulation Unit value next determined after receipt of the purchase payment. If a subsequent purchase payment is received at the Service Center (along with all necessary information) after the close of regular trading on the New York Stock Exchange, it will be priced at the Accumulation Unit value determined on the following Valuation Date.
Allocation of Purchase Payments
Nationwide allocates purchase payments to Sub-Accounts as instructed by the Contract Owner. Shares of the underlying mutual funds allocated to the Sub-Accounts are purchased at Net Asset Value, then converted into Accumulation Units.
Contract Owners can change allocations or make exchanges among the Sub-Accounts after the time of application through their online account or by submitting a written request to the Service Center. Certain transactions may be subject to conditions imposed by the underlying mutual funds.
Determining the Contract Value
The Contract Value is the sum of the value of amounts allocated to the Sub-Accounts. If charges are assessed against the whole Contract Value, Nationwide will deduct a proportionate amount from each Sub-Account based on current cash values.
Determining Variable Account Value - Valuing an Accumulation Unit
Sub-Account allocations are accounted for in Accumulation Units. Accumulation Unit values (for each Sub-Account) are determined by calculating the Net Investment Factor for the Sub-Accounts for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period. For each Sub-Account, the Net Investment Factor is the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.

Nationwide uses the Net Investment Factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.
The Net Investment Factor for any particular Sub-Account before the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily total Variable Account charges, which may include charges for optional benefits elected by the Contract Owner. The factor is equal to an annualized rate of either 0.20% or 0.55% (includes Low Cost Fund Fee) of the Daily Net Assets, depending on which Sub-Accounts the Contract Owner elects.
Note: The range shown above reflects only those Variable Account charges that are assessed daily as part of the daily Accumulation Unit calculation. It does not reflect the cost of other optional benefits that assess charges via the redemption of Accumulation Units.
Based on the change in the Net Investment Factor, the value of an Accumulation Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.
Transfer Requests
Contract Owners may submit transfer requests through their online account or to the Service Center in writing or over the telephone. Some benefits or features under the contract may limit the manner in which transfer requests can be submitted, as indicated in the respective provision. Nationwide may restrict or withdraw the telephone and/or online account transfer privilege at any time.
Generally, Sub-Account transfers will receive the Accumulation Unit value next determined at the end of the current Valuation Period if the request and all necessary information is received at the Service Center before the close of the New York Stock Exchange (generally, 4:00 pm EST). If the request and all necessary information is received after the close of the New York Stock Exchange, the request will receive the Accumulation Unit value determined at the end of the following Valuation Period. Two exceptions are as follows:
(1)	One-Day Delay Program. If a contract is subject to restrictions due to transfer frequency, transfer requests submitted through an online account or by telephone will be processed pursuant to Nationwide's one-day delay program. Specifically, the transfer will be executed on the next Valuation Date after the transfer request is received at the Service Center (see Nationwide’s One-Day Delay Program).
(2)	Early Cut-Off Funds. Certain underlying mutual funds require Nationwide to stop accepting daily transfer requests prior to the close of the New York Stock Exchange ("early cut-off funds"). Transfer requests involving Sub-Accounts that invest in early cut-off funds (listed below and noted in Appendix A: Underlying Mutual Fund Information) will receive the Accumulation Unit value next determined at the end of the current Valuation Period if the request and all necessary information is received at the Service Center prior to the cut-off times indicated in the following table. All transfer requests received at the Service Center at or after the applicable cut-off time will receive the Accumulation Unit value next determined at the end of the following Valuation Period.

Early Cut-Off Funds	Cut-Off Time
Vanguard Variable Insurance Fund – Balanced Portfolio	2:30 EST
Vanguard Variable Insurance Fund – Capital Growth Portfolio	2:30 EST
Vanguard Variable Insurance Fund – Diversified Portfolio	2:30 EST

Vanguard Variable Insurance Fund – Equity Income Portfolio	2:30 EST
Vanguard Variable Insurance Fund – Equity Index Portfolio	2:30 EST
Vanguard Variable Insurance Fund – Global Bond Index Portfolio	2:30 EST
Vanguard Variable Insurance Fund – Growth Portfolio	2:30 EST
Vanguard Variable Insurance Fund – High Yield Bond Portfolio	2:30 EST
Vanguard Variable Insurance Fund – International Portfolio	2:30 EST
Vanguard Variable Insurance Fund – Mid Cap Index Portfolio	2:30 EST
Vanguard Variable Insurance Fund – Real Estate Index Portfolio	2:30 EST
Vanguard Variable Insurance Fund – Short-Term Investment Grade Portfolio	2:30 EST
Vanguard Variable Insurance Fund – Total Bond Market Index Portfolio	2:30 EST
Vanguard Variable Insurance Fund – Total International Stock Market Index Portfolio	2:30 EST
Vanguard Variable Insurance Fund – Total Stock Market Index Portfolio	2:30 EST
Rydex Variable Trust – Consumer Products Fund	3:50 EST
Rydex Variable Trust – Financial Services Fund	3:50 EST
Rydex Variable Trust – Telecommunications Fund	3:50 EST
Transfer Restrictions
Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading"). A Contract Owner who intends to use an active trading strategy should consult his/her investment adviser or financial professional and request information on other Nationwide variable annuity contracts that offer investment in underlying mutual funds that are designed specifically to support active trading strategies.
Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract. Short-term trading can result in:
•	the dilution of the value of the investors' interests in the underlying mutual fund;
•	underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely to support redemption requests); and/or
•	increased administrative costs due to frequent purchases and redemptions.
To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.
Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful. If Nationwide is unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted.

Redemption Fees
Some underlying mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account. The fee is assessed against the amount transferred and is paid to the underlying mutual fund. Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading. If a short-term trading fee is assessed, the Contract Owner will receive a confirmation notice.
Currently, none of the underlying mutual funds assess a short-term trading fee.
Restrictions due to Transfer Frequency
Nationwide monitors transfer activity to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period). For example, if a Contract Owner executes multiple transfers involving 10 investment options in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only two investment options will also count as one transfer event.
As a result of this monitoring process, Nationwide may impose transfer restrictions whereby it restricts the method of communication by which transfer orders will be accepted. In general, Nationwide will adhere to the following guidelines:
Trading Behavior	Nationwide's Response
Six or more transfer events in one calendar quarter	Nationwide will mail a letter to the Contract Owner and the Contract Owner’s chosen adviser or post a letter to the Contract Owner’s online account notifying him/her that:
(1) he/she has been identified as engaging in harmful trading practices; and
(2) if his/her transfer events exceed 11 in two consecutive calendar quarters or 20 in one calendar year, the Contract Owner will be subject to transfer restrictions. Specifically, the Contract Owner will be limited to submitting transfer requests via either U.S. mail on a Nationwide issued form or Nationwide’s one-day delay program (if available).

More than 11 transfer events in two consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically impose transfer restrictions. The Contract Owner will be limited to submitting transfer requests via either U.S. mail on a Nationwide issued form or Nationwide’s one-day delay program (if available).
For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, overnight U.S. mail, and overnight delivery via private carrier.
Each January 1, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. See, however, the Other Restrictions provision.
Nationwide’s One-Day Delay Program
Some investment advisers or financial professionals manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple Contract Owners. These multi-contract advisers, as well as Contract Owners subject to transfer restrictions, will generally be required by Nationwide to submit all transfer requests via U.S. mail.
As an alternative to submitting transfer requests via U.S. mail, Nationwide may permit these advisers and Contract Owners to submit transfer requests via Nationwide’s "one-day delay" program, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail. The one-day delay option permits advisers and Contract Owners to continue to submit transfer requests via the online account or telephone. However, transfer requests submitted under the one-day delay program via the online account or telephone will not receive the next available Accumulation Unit value. Rather, they will receive the Accumulation Unit value that is calculated on the following Valuation Date. Transfer requests submitted under the one-day delay program are irrevocable. Contract Owners and advisers will receive advance notice of being subject to the one-day delay program. Contract Owners should consult their adviser to determine if he/she is a multi-contract adviser and subject to transfer restrictions. Nationwide reserves the right to discontinue the availability of the one-day delay program at any time upon advance notice.

Other Restrictions
Contract Owners that are subject to transfer restrictions and submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request. Nationwide will refuse transfer requests that either do not use the Nationwide issued form or fail to provide accurate and complete information on their transfer request form. In the event that a Contract Owner's transfer request is refused by Nationwide, he/she will receive notice in his/her online account or in writing by U.S. mail and will be required to resubmit his/her transfer request on a Nationwide issued form.
Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly.
Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Contract Owner;
(2)	request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and
(3)	instruct Nationwide to restrict or prohibit further purchases or exchanges by Contract Owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).
Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into a specific Sub-Account upon instruction from the underlying mutual fund in which that Sub-Account invests. Nationwide and any affected Contract Owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange. If an underlying mutual fund refuses to accept a purchase or request to exchange into the Sub-Account associated with the underlying mutual fund submitted by Nationwide, Nationwide will keep any affected Contract Owner in their current Sub-Account allocation.
Transfers Prior to Annuitization
Transfers Among the Sub-Accounts
A Contract Owner may request to transfer allocations among the Sub-Accounts at any time, subject to terms and conditions imposed by this prospectus and the underlying mutual funds.
Transfers After Annuitization
Only fixed annuitization options are available under this contract. Therefore, after annuitization, there are no transfer rights.
Right to Examine and Cancel
If the Contract Owner elects to cancel the contract, he/she may return it to the Service Center within a certain period of time known as the "free look" period. Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer. For ease of administration, Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the contract issue date. The contract issue date is the date the initial purchase payment is applied to the contract.
Where state law requires the return of purchase payments for free look cancellations, Nationwide will return all purchase payments applied to the contract, less any withdrawals from the contract and any applicable federal and state income tax withholding.

Where state law requires the return of Contract Value for free look cancellations, Nationwide will return the Contract Value as of the date of the cancellation, less any withdrawals from the contract and any applicable federal and state income tax withholding.
Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by Nationwide, subject to its claims paying ability.
Allocation of Purchase Payments during Free Look Period
Unless otherwise required by state law, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
Surrender/Withdrawal Prior to Annuitization
Prior to annuitization and before the Annuitant's death, Contract Owners may generally withdraw some or all of their Contract Value. Withdrawals from the contract may be subject to federal income tax and/or a tax penalty (see Appendix C: Contract Types and Tax Information). Withdrawal requests may be submitted in writing or by telephone to the Service Center and Nationwide may require additional information. Requests submitted by telephone will be subject to dollar amount limitations and may be subject to payment and other restrictions to prevent fraud. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms for withdrawals. Nationwide reserves the right to remove the ability to submit requests by telephone upon written or electronic notice. Contact the Service Center for current limitations and restrictions. When taking a full surrender, Nationwide may require that the contract accompany the request. Nationwide may require a signature guarantee.
Surrender and withdrawal requests will receive the Accumulation Unit value next determined at the end of the current Valuation Period if the request and all necessary information is received at the Service Center before the close of regular trading on the New York Stock Exchange (generally, 4:00 pm EST). If the request and all necessary information is received after the close of regular trading on the New York Stock Exchange, the request will receive the Accumulation Unit value determined at the end of the next Valuation Day.
Nationwide will pay any amounts withdrawn from the Sub-Accounts within seven days after the request is received in good order at the Service Center (see Determining the Contract Value). However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer, or as permitted or required by federal securities laws and rules and regulations of the SEC.
Withdrawals
If a Contract Owner requests a withdrawal, Nationwide will redeem Accumulation Units from the Sub-Accounts. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise.
Termination for Low Contract Value
Nationwide reserves the right to treat a request for a partial withdrawal as a request for a full surrender of the contract if:
(a)	the partial withdrawal would reduce the Contract Value to an amount less than $2,000;
(b)	cumulative purchase payments, less any partial withdrawals, is less than $2,000; and
(c)	no subsequent purchase payments have been submitted for the preceding two consecutive Contract Years.
No contract will be surrendered due solely to negative investment performance, and federal tax law may impose additional restrictions on Nationwide’s right to surrender your contract. In addition, Nationwide will not surrender any contract that includes the Retirement Income Developer option, the Nationwide Lifetime Income Rider Advisory option, or the Return of Premium Death Benefit Option if, at the time the termination would otherwise occur, the guaranteed benefit remaining under these options is greater than the Contract Value. For all other contracts, Nationwide reserves the right to exercise this termination provision, subject to obtaining any required regulatory approvals.

Withdrawals to Pay Investment Advisory Fees
Some Contract Owners utilize an investment adviser(s) to manage their assets, for which the investment adviser assesses a fee. Investment advisers are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications. The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus. Some Contract Owners authorize their investment adviser to take a withdrawal(s) from the contract to collect investment advisory fees. In order to take withdrawals from the contract to pay investment advisory fees, the investment adviser and Contract Owner must complete an authorization form specified by Nationwide. Once the authorization form is completed, the investment adviser may thereafter request a withdrawal(s) via the Service Center without further approval, counter-signature, or co-signature from the Contract Owner.
Withdrawals to pay investment advisory fees reduce the Contract Value by the gross dollar amount withdrawn.
Annual Adviser Fee Allowance. The Annual Adviser Fee Allowance is an amount used to determine whether a withdrawal from the contract to pay investment advisory fees is a Standard Adviser Fee or an Excess Adviser Fee, the latter of which will have a negative impact on certain features of the contract as discussed further below. The Annual Adviser Fee Allowance is determined on the Valuation Date of the applicable withdrawal.
The Annual Adviser Fee Allowance is determined by the following formula:
Annual Adviser Fee Allowance Percentage (currently, 1.5%)	X	the average daily Contract Value for the current Contract Year (up to and including purchase payments on the Valuation Date that the withdrawal to pay investment advisory fees is taken)	–	withdrawals to pay investment advisory fees during the current Contract Year
Standard Adviser Fees. A Standard Adviser Fee is any withdrawal or combination of withdrawals from the contract to pay investment advisory fees that is less than or equal to the Annual Adviser Fee Allowance for the current Contract Year.
Although withdrawals to pay Standard Adviser Fees reduce the Contract Value by the gross dollar amount withdrawn, Standard Adviser Fees will not have a negative impact on certain features of the contract as follows:
•	Nationwide L.inc Rider Advisory Option. Standard Adviser Fees will not reduce the Current Income Benefit Base as described in the Nationwide Lifetime Income Rider Advisory Option provision.
•	Retirement Income Developer Option. Standard Adviser Fees will not reduce the Current Income Benefit Base as described in the Retirement Income Developer Option provision.
•	Return of Premium Death Benefit Option. Standard Adviser Fees will not reduce the death benefit value under this option as described in the Return of Premium Death Benefit Option provision.
Excess Adviser Fees. An Excess Adviser Fee is any withdrawal or combination of withdrawals from the contract to pay investment advisory fees in excess of the Annual Adviser Fee Allowance for the current Contract Year, as evaluated on the day the Excess Adviser Fee is taken.
Withdrawals to pay Excess Adviser Fees reduce the Contract Value by the gross dollar amount withdrawn, and Excess Adviser Fees will have a negative impact on certain features of the contract as follows:
•	Retirement Income Developer Option. Excess Adviser Fees will reduce the Current Income Benefit Base as described in the Retirement Income Developer Option provision.
•	Return of Premium Death Benefit Option. Excess Adviser Fees will reduce the amount of the death benefit under this option as described in the Return of Premium Death Benefit Option provision.
•	Nationwide L.inc Rider Advisory Option. Excess Adviser Fees will reduce the Current Income Benefit Base as described in the Nationwide Lifetime Income Rider Advisory Option provision.
Withdrawals taken from this contract to pay advisory fees may be subject to income tax and/or tax penalties.
Full Surrenders
Upon full surrender, the Contract Value may be more or less than the total of all purchase payments made to the contract. The Contract Value will reflect:
•	Variable Account charges

•	underlying mutual fund charges
•	the investment performance of the underlying mutual funds
•	Withdrawals
•	charges associated with the Return of Premium Death Benefit Option (if elected)
•	charges associated with the Nationwide L.inc Rider Advisory option and Joint Option (if elected)
•	charges associated with the Retirement Income Developer option and Joint Option (if elected)
Enhanced Surrender Value for Terminal Illness
Subject to state approval, if an optional death benefit is elected, Nationwide will pay the Contract Value plus any additional amount necessary to equal the optional death benefit, if the Contract Owner/Annuitant (or Co-Annuitant, if applicable) is terminally ill and the Contract Owner fully surrenders the Contract after the first Contract Anniversary. There is no additional charge for this benefit.
Under this provision, no enhanced surrender value will be paid unless:
•	The same person is named as Owner and as Annuitant since Contract issuance, and
•	The Contract Owner or Co-Annuitant has been diagnosed by a physician to have a terminal illness and Nationwide receives and records an application, on a form satisfactory to Nationwide, containing a certification from that physician indicating such diagnosis.
Once the Contract Owner submits an approved application, the decision to surrender the contract and receive the enhanced surrender value is irrevocable.
Surrender/Withdrawal After Annuitization
After the Annuitization Date, withdrawals other than regularly scheduled annuity payments are not permitted.
Assignment
Contracts other than Non-Qualified Contracts may not be assigned, pledged or otherwise transferred except where allowed by law.
A Non-Qualified Contract Owner may assign some or all rights under the contract subject to Nationwide’s consent. Additionally, Nationwide reserves the right to refuse to recognize assignments on a non-discriminatory basis. Nationwide is not responsible for the validity or tax consequences of any assignment and Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the Contract Owner and the assignee regarding the proper allocation of contract rights.
Where permitted under state law, an assignment or collateral assignment may terminate certain benefits under this contract, including the Retirement Income Developer option and the Nationwide Lifetime Income Rider Advisory option.
Contract Owner Services
Asset Rebalancing Program
The Asset Rebalancing Program provides for the periodic automatic reallocation of Contract Values to specified Sub-Accounts on a predetermined percentage basis ("the portfolio percentages"). Requests to participate in and/or modify an Asset Rebalancing Program can be submitted through the Contract Owner’s online account or to the Service Center. Once an Asset Rebalancing Program is elected, it will only be terminated upon specific instruction from the Contract Owner. Currently, there is no additional charge for the Asset Rebalancing Program.
The Contract Owner may elect to have periodic automatic reallocations occur on a monthly, quarterly, semi-annual, or annual basis. If the last day of the designated period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, the periodic automatic allocations will occur on the next business day. Periodic automatic reallocations are not considered transfer events (see Transfer Restrictions).

While the Asset Rebalancing Program is in effect, Contract Owners can request a manual reallocation at any time to make the Contract Values in each Sub-Account match the existing portfolio percentages. A manual reallocation to the existing Sub-accounts and/or portfolio percentages is not considered a transfer event.
Contract Owners may change the specified Sub-Accounts and/or the portfolio percentages at any time while the Asset Rebalancing Program is in effect. Reallocation of Contract Values to reflect any such changes will occur at the next periodic automatic reallocation. However, if the Contract Owner desires to make the reallocation effective immediately, the Contract Owner must also request a manual reallocation to redistribute Contract Values based on the new Sub-Accounts and/or portfolio percentages. A manual reallocation to new Sub-Accounts and/or portfolio percentages is considered a transfer event.
Contract Owners should consult a qualified investment adviser to discuss the use of the Asset Rebalancing Program.
Nationwide reserves the right to stop offering the Asset Rebalancing Program. If this occurs, any Asset Rebalancing Program that is already in effect will remain in effect unless otherwise terminated by the Contract Owner.
Dollar Cost Averaging
Dollar Cost Averaging is a long-term transfer program that allows the Contract Owner to make regular, level investments over time. Dollar Cost Averaging involves the automatic transfer of a specific amount from certain Sub-Accounts into other Sub-Accounts. With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Contract Owners direct Nationwide to automatically transfer specified amounts from one or more Sub-Account(s) to any other Sub-Account(s) that is available under the contract. One or more of the Sub-Accounts may impose a Low Cost Fund Fee.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, all amounts remaining in the originating Sub-Account will remain allocated to the Sub-Account, unless Nationwide is instructed otherwise. Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.
Dollar Cost Averaging is not available if the Retirement Income Developer option or the Nationwide L.inc Rider Advisory option is elected.
Systematic Withdrawals
Systematic Withdrawals allow Contract Owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be submitted in good order and in writing to the Service Center.
The withdrawals will be taken from the Sub-Accounts proportionally unless Nationwide is instructed otherwise.
Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the Contract Owner. The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under age 59½, unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments.
Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Systematic Withdrawals are not available before the end of the free look period.
For Contract Owners who have not elected the Retirement Income Developer option or the Nationwide L.inc Rider Advisory option, Nationwide will terminate the contract in the event Systematic Withdrawals reduce the Contract Value to $0. However, for Contract Owners who have elected the Retirement Income Developer option or the Nationwide L.inc Rider Advisory option, Nationwide will not terminate the contract in the event Systematic Withdrawals reduce the Contract Value to $0, provided the Current Income Benefit Base is greater than $0.

Custom Choice Asset Rebalancing Service
For Contract Owners that have elected the Retirement Income Developer option or the Nationwide L.inc Rider Advisory option, Nationwide makes available the Custom Choice Asset Rebalancing Service ("Custom Choice") at no extra charge. Custom Choice is an asset allocation framework that Contract Owners can use to build their own customized portfolio of investments, subject to the applicable fund category (Groups A, B, and C) allocation limitations. Asset allocation is the process of investing in different asset classes (such as equity funds, fixed income funds, and specialty funds) and may reduce the risk and volatility of investing. There are no guarantees that Custom Choice will result in a profit or protect against loss in a declining market.
Enrolling in Custom Choice
To participate in Custom Choice, eligible Contract Owners may enroll through their online account or by submitting the proper administrative form to the Service Center in good order. While Custom Choice is elected, Contract Owners cannot participate in any asset reallocation or asset rebalancing program other than as permitted by Custom Choice, as described below. Only one Custom Choice program may be created and in effect at a time, and the entire Contract Value must participate in Custom Choice.
At the time of enrollment, the Contract Owner selects from the specific Sub-Accounts (classified according to Groups A, B, and C) and directs their investment percentages within the applicable allocation limitations, enabling the Contract Owner to create their own unique "Custom Choice" portfolio. The specific Sub-Accounts comprising Groups A, B, and C and the current allocation limitations are identified in the Contract Owner’s online account and in the enrollment form. One or more of the Sub-Accounts may impose a Low Cost Fund Fee.
Note: Contract Owners should consult with a qualified investment adviser regarding the use of Custom Choice and to determine which Sub-Accounts and investment percentages are appropriate for them.
Once enrollment is complete, the contract’s Custom Choice portfolio is static. This means that the investment percentages allocated to each Sub-Account are not monitored or adjusted to reflect changing market conditions, except for quarterly rebalancing or other Contract Owner driven changes, as described below.
Note: Nationwide may subsequently change allocation limitations and/or Sub-Accounts within Groups A, B, and C; the changes will apply only to new enrollees in Custom Choice and existing participants in Custom Choice that implement a change to their Custom Choice portfolio after the change implementation date.
Quarterly Rebalancing
At the end of each calendar quarter, Nationwide will automatically reallocate the Contract Values in each Sub-Account to make the Contract Values in each Sub-Account match the previously selected investment percentages. If the end of a calendar quarter is a Saturday, Sunday, recognized holiday, or any other day that the New York Stock Exchange is closed, the quarterly rebalancing will occur on the next business day. Rebalancing will be priced using the unit value determined on the last Valuation Date of the calendar quarter. Quarterly rebalancing is not considered a transfer event.
Manual Rebalancing
While Custom Choice is in effect, Contract Owners may request a manual reallocation at any time in order to make the Contract Values in each Sub-Account match the previously selected investment percentages. Contract Owners may request manual rebalancing through their online account, via written request (on Nationwide’s administrative form) to the Service Center, or by calling the Service Center. A manual reallocation to the existing investment percentages is not considered a transfer event.
Changing Custom Choice Allocations
Contract Owners enrolled in Custom Choice may change the specified Sub-Accounts and/or the investment percentages at any time while their Custom Choice program is in effect. Any such changes will be subject to the allocation limitations applicable to new enrollees in Custom Choice. To implement changes, Contract Owners must submit new allocation instructions through their online account, via written request and in good order (on Nationwide’s administrative form) to the Service Center, or by calling the Service Center. Reallocation of Contract Values to reflect any such changes will occur at the end of the next quarterly rebalancing. However, if the Contract Owner desires to make the reallocation effective immediately, the Contract Owner must also request a manual reallocation to redistribute Contract Values based on the new Sub-Accounts and/or investment percentages. A manual reallocation to new Sub-Accounts and/or investment percentages is considered a transfer event.
Nationwide reserves the right to limit the number of allocation changes a Contract Owner can make each year.

Terminating Participation in Custom Choice
Contract Owners can terminate participation in Custom Choice through their online account, by submitting a written request to the Service Center or by calling the Service Center. For the termination to be effective, the termination request must contain valid reallocation instructions that are in accordance with the terms and conditions of the Retirement Income Developer option or the Nationwide L.inc Rider Advisory option as applicable. Termination is effective on the date the termination request is received at the Service Center in good order.
Death Benefit
Death of Contract Owner
If a Contract Owner (including a joint owner) who is not the Annuitant dies before the Annuitization Date, no death benefit is payable and the surviving joint owner becomes the Contract Owner. If there is no surviving joint owner, the contingent owner becomes the Contract Owner. If there is no surviving contingent owner, the beneficiary becomes the Contract Owner. If there is no surviving beneficiary, the last surviving Contract Owner's estate becomes the Contract Owner.
A distribution of the Contract Value will be made in accordance with tax rules and as described in Appendix C: Contract Types and Tax Information.
Death of Annuitant
If the Annuitant who is not a Contract Owner dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant and no death benefit is payable. If no Contingent Annuitant is named, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries or contingent beneficiaries survive the Annuitant, the Contract Owner or the last surviving Contract Owner's estate will receive the death benefit.
If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
If the Contract Owner is a Charitable Remainder Trust and the Annuitant dies before the Annuitization Date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.
Death of Contract Owner/Annuitant
If a Contract Owner (including a joint owner) who is also the Annuitant dies before the Annuitization Date, a death benefit is payable to the surviving joint owner. If there is no surviving joint owner, the death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Contract Owner/Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no contingent beneficiaries survive the Contract Owner/Annuitant, the last surviving Contract Owner's estate will receive the death benefit.
If the Contract Owner/Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
Death Benefit Payment
The recipient of the death benefit may elect to receive the death benefit:
(1)	in a lump sum;
(2)	as an annuity (see Annuity Payment Options); or
(3)	in any other manner permitted by law and approved by Nationwide.

Premium taxes may be deducted from death benefit proceeds. Nationwide will pay (or will begin to pay) the death benefit after it receives proof of death and the instructions as to the payment of the death benefit. Death benefit claims must be submitted to the Service Center. If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum. Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.
If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with all the information necessary to pay that beneficiary's portion of the death benefit proceeds. At the time the first beneficiary’s proceeds are paid, the remaining portion(s) of the death benefit proceeds that are allocated to Sub-Accounts will be reallocated to the available money market Sub-Account until instructions are received from the remaining beneficiary(ies).
Impact of Ownership Changes and Assignment on the Death Benefits
Where permitted under state law, if the Contract Owner is changed or if the contract is assigned (including a collateral assignment), the elected death benefit will be forfeited and replaced with a death benefit equal to the Contract Value on the date Nationwide receives proper proof of the Annuitant's death, an election specifying the distribution method, and any state required forms. Where prohibited by state law, or if any of the following situations apply, the death benefit forfeiture will not apply:
(1)	The new Contract Owner or assignee assumes full ownership of the contract and is essentially the same person (e.g., individual ownership is changed to ownership by a personal revocable or irrevocable trust, a change to the Contract Owner's spouse, or a spouse’s irrevocable or revocable trust, during the Contract Owner's lifetime, a change to a court appointed guardian representing the Contract Owner during the Contract Owner's lifetime, etc.);
(2)	Ownership of a contract issued as an IRA or Roth IRA is being changed from one custodian to another, from the determining life to a custodian, or from a custodian to the determining life;
(3)	The assignment is for the purpose of effectuating an exchange pursuant to Section 1035 under the Internal Revenue Code; or
(4)	The change is merely the removal of a Contract Owner where the contract is jointly owned.
Contract Owners contemplating changes to the ownership of their contract, including assignments, should contact their investment adviser or financial professional to determine how the changes impact the death benefit.
Death Benefit Calculations
An applicant may elect either the standard death benefit (Return of Contract Value) or the optional death benefit that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
As indicated previously, the death benefit calculations discussed in this provision may not apply if the Contract Owner has been changed or the contract has been assigned.
The value of each component of the death benefit calculation will be determined as of the date of the Annuitant's death, except for the Contract Value component, which will be determined as of the date Nationwide receives:
(1)	proper proof of the Annuitant's death;
(2)	an election specifying the distribution method; and
(3)	any state required form(s).
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide or its affiliates or subsidiaries on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. If a Contract Owner does not submit purchase payments in excess of $1,000,000, or if Nationwide has refused to accept purchase payments in excess of $1,000,000, the references in this provision to purchase payments in excess of $1,000,000 will not apply.
Standard Death Benefit (Return of Contract Value)
If the Annuitant dies prior to the Annuitization Date, the death benefit will equal the Contract Value.

Return of Premium Death Benefit Option
For an additional charge at an annualized rate of 0.15% of the current death benefit value, an applicant can elect the Return of Premium Death Benefit Option. This option must be elected at the time of application, and the option is irrevocable. The age of the person upon which the benefit depends (the "determining life") must be 85 or younger at the time of application. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for the purposes of this option, the determining life is that of the Annuitant. If, in addition to the Annuitant, a Co-Annuitant or joint Annuitant has been elected, the determining life will be that of the younger Annuitant. The determining life cannot be changed. The charge will be assessed on each Contract Anniversary and will be deducted via redemption of Accumulation Units. The charge will be assessed until annuitization. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the determining life dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greater of:
(1)	the Contract Value; or
(2)	the total of all purchase payments, less adjustments for amounts withdrawn (excluding Standard Adviser Fees).
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the withdrawal(s).
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greater of:
(1) the Contract Value; or
(2) the total of all purchase payments, less adjustments for amounts withdrawn (excluding Standard Adviser Fees).
B	=	the Contract Value; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the withdrawal(s).
The practical effect of this formula is that the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In no event will the beneficiary receive less than the Contract Value.
Standard Adviser Fees, for purposes of this option, will not be considered a withdrawal of premium and will not reduce the death benefit value. However, Excess Adviser Fees will be considered a withdrawal of premium and will result in a negative adjustment to the death benefit value. The amount of that negative adjustment will be the greater of (a) or (b), where:
(a)	=	The gross dollar amount of the Excess Adviser Fees; and
(b)	=	a figure representing the proportional amount of the Excess Adviser Fees. This amount is determined by the following formula:

Gross dollar amount of the Excess Adviser Fees	X	Purchase payments, adjusted for amounts withdrawn (excluding Standard Adviser Fees)
Contract Value (reduced by the Standard Adviser Fees withdrawn)

The Return of Premium Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse (see Spousal Protection Feature in the Return of Premium Death Benefit Option provision).
Spousal Protection Feature
The Return of Premium Death Benefit Option includes a Spousal Protection Feature at no additional charge. The Spousal Protection Feature is not available for contracts issued as Charitable Remainder Trusts. The Spousal Protection Feature allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse, provided the conditions described below are satisfied:
(1)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as an IRA or Roth IRA, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(2)	The spouses must be Co-Annuitants;
(3)	Both spouses must be age 85 or younger at the time the contract is issued; however, if a death benefit option is elected, both spouses must meet the age requirements for the respective death benefit option at the time of application;
(4)	Both spouses must be named as beneficiaries;
(5)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary;
(6)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for an IRA or Roth IRA contract, this person must be the Contract Owner); and
(7)	If the Contract Owner requests to add a Co-Annuitant after contract issuance, the date of marriage must be after the contract issue date and Nationwide will require the Contract Owner to provide a copy of the marriage certificate.
If a Co-Annuitant dies before the Annuitization Date, the surviving spouse may continue the contract as its sole Contract Owner. Additionally, if the death benefit value is higher than the Contract Value at the time of the first Co-Annuitant's death, Nationwide will adjust the Contract Value to equal the death benefit value. The surviving Co-Annuitant may then name a new beneficiary but may not name another Co-Annuitant.
If the marriage of the Co-Annuitants terminates due to the death of a spouse, divorce, dissolution, or annulment, the Spousal Protection Feature terminates and the Contract Owner is not permitted to cover a subsequent spouse.
The Spousal Protection Feature may not apply if certain changes to the parties or assignments are made to the contract. Contract Owners contemplating changes to the parties to the contract, including assignments, should contact their investment adviser or financial professional to determine how the changes impact the Spousal Protection Feature.
Annuity Commencement Date
The Annuity Commencement Date is the date on which annuity payments are scheduled to begin. Generally, the Contract Owner designates the Annuity Commencement Date at the time of application. If no Annuity Commencement Date is designated at the time of application, Nationwide will establish the Annuity Commencement Date as the date the Annuitant reaches age 90. The Contract Owner may initiate a change to the Annuity Commencement Date at any time. Additionally, Nationwide will notify the Contract Owner approximately 90 days before the impending Annuity Commencement Date of the opportunity to change the Annuity Commencement Date or annuitize the contract.
Any request to change the Annuity Commencement Date must meet the following requirements:
•	the request is made prior to annuitization;
•	the requested date is at least two years after the date of issue;
•	the requested date is not later than the Annuitant’s 90th birthday (or the 90th birthday of the oldest Annuitant if there are joint Annuitants) unless approved by Nationwide; and
•	the request for change is made in writing, submitted in good order to the Service Center, and approved by Nationwide.

Generally, Nationwide will not initiate annuitization until specifically directed to do so. However, for Non-Qualified Contracts only, Nationwide will automatically initiate annuitization within 45 days after the Annuity Commencement Date (whether default or otherwise), unless (1) Nationwide has had direct contact with the Contract Owner (indicating that the contract is not abandoned); or (2) the Contract Owner has taken some type of action which is inconsistent with the desire to annuitize.
Annuitizing the Contract
Annuitization Date
The Annuitization Date is the date that annuity payments begin. If the Contract Owner has elected the Retirement Income Developer option, an election to begin annuity payments will terminate all benefits, conditions, guarantees, and charges associated with the elected option.
In addition, any optional death benefit that the Contract Owner elects will automatically terminate upon annuitization.
The Annuitization Date will be the first day of a calendar month unless otherwise agreed. Unless otherwise required by state law, the Annuitization Date must be at least two years after the contract is issued, but may not be later than either:
•	the age (or date) specified in the contract; or
•	the age (or date) specified by state law, where applicable.
The Internal Revenue Code may require that distributions be made prior to the Annuitization Date (see Appendix C: Contract Types and Tax Information).
On the Annuitization Date, the Annuitant becomes the Contract Owner unless the Contract Owner is a Charitable Remainder Trust.
Annuitization
Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the Annuitization Date, the Annuitant must choose an annuity payment option. Fixed annuity payments provide for level annuity payments. Premium taxes are deducted prior to determining fixed annuity payments. The fixed annuity payments will remain level unless the annuity payment option provides otherwise.
Annuity purchase rates are used to determine the amount of the annuity payments based upon the annuity payment option elected. Actual purchase rates used to determine annuity payments will be those in effect on the Annuitization Date, and will not be less than the guaranteed minimum purchase rates as provided in the contract.
Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization.
Sub-Accounts and the Custom Choice Asset Rebalancing Service are not available after annuitization.
Frequency and Amount of Annuity Payments
Annuity payments are based on the annuity payment option elected.
If the net amount to be annuitized is less than $2,000, Nationwide reserves the right to pay this amount in a lump sum instead of periodic annuity payments.
Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $100. The payment frequency will be changed to an interval that will result in payments of at least $100. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Annuity Payment Options
The Annuitant must elect an annuity payment option before the Annuitization Date. If the Annuitant does not elect an annuity payment option by that date, a fixed payment Single Life with a 20 Year Term Certain annuity payment option will be assumed as the automatic form of payment upon annuitization. Once elected or assumed, the annuity payment option may not be changed.

Not all of the annuity payment options may be available in all states. Additionally, the annuity payment options available may be limited based on the Annuitant's age (and the joint Annuitant's age, if applicable) or requirements under the Internal Revenue Code.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide or its affiliates or subsidiaries on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. If a Contract Owner does not submit purchase payments in excess of $1,000,000, or if Nationwide has refused to accept purchase payments in excess of $1,000,000, the references in this provision to purchase payments in excess of $1,000,000 will not apply. If the Contract Owner is permitted to submit purchase payments in excess of $1,000,000, additional restrictions apply, as follows.
Annuity Payment Options for Contracts with Total Purchase Payments and Contract Value Annuitized Less Than or Equal to $2,000,000
If, at the Annuitization Date, the total of all purchase payments made to the contract and the Contract Value annuitized is less than or equal to $2,000,000, the annuity payment options available are:
•	Single Life;
•	Standard Joint and Survivor; and
•	Single Life with a 10 or 20 Year Term Certain.
Each of the annuity payment options is discussed more thoroughly below.
Single Life
The Single Life annuity payment option provides for annuity payments to be paid during the lifetime of the Annuitant. This option is not available if the Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment before the Annuitant's death. For example, if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one payment. The Annuitant will only receive two annuity payments if he or she dies before the third payment date, and so on. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Standard Joint and Survivor
The Standard Joint and Survivor annuity payment option provides for annuity payments to continue during the joint lifetimes of the Annuitant and joint Annuitant. After the death of either the Annuitant or joint Annuitant, payments will continue for the life of the survivor. This option is not available if the Annuitant or joint Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment due prior to the death of the last survivor of the Annuitant and joint Annuitant. As is the case of the Single Life annuity payment option, there is no guaranteed number of payments. Therefore, it is possible that if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Single Life with a 10 or 20 Year Term Certain
The Single Life with a 10 or 20 Year Term Certain annuity payment option provides that monthly annuity payments will be paid during the Annuitant's lifetime or for the term selected, whichever is longer. The term may be either 10 or 20 years.
If the Annuitant dies before the end of the 10 or 20 year term, payments will be paid to the beneficiary for the remainder of the term.
No withdrawals other than the scheduled annuity payments are permitted.
Any Other Option
Annuity payment options not set forth in this provision may be available. Any annuity payment option not set forth in this provision must be approved by Nationwide.

Annuity Payment Options for Contracts with Total Purchase Payments and/or Contract Value Annuitized Greater Than $2,000,000
If, at the Annuitization Date, the total of all purchase payments made to the contract and/or the Contract Value to be annuitized is greater than $2,000,000, Nationwide may limit the annuity payment option to the longer of:
(1)	a Fixed Life Annuity with a 20 Year Term Certain; or
(2)	a Fixed Life Annuity with a Term Certain to Age 95.
Annuitization of Amounts Greater than $5,000,000
Additionally, Nationwide may limit the amount that may be annuitized on a single life to $5,000,000. If the total amount to be annuitized is greater than $5,000,000 under this contract and/or for all Nationwide issued annuity contracts with the same Annuitant, the Contract Owner must:
(1)	reduce the amount to be annuitized to $5,000,000 or less by taking a withdrawal from the contract;
(2)	reduce the amount to be annuitized to $5,000,000 or less by exchanging the portion of the Contract Value in excess of $5,000,000 to another annuity contract; or
(3)	annuitize the portion of the Contract Value in excess of $5,000,000 under an annuity payment option with a term certain, if available.
Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, (the "Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial position. The Company maintains Professional Liability Insurance and Director and Officer Liability insurance policies that may cover losses for certain legal and regulatory proceedings. The Company will make adequate provision for any probable and reasonably estimable recoveries under such policies.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or their affiliates, the Company is cooperating with regulators.
Nationwide Investment Services Corporation
The general distributor, NISC (the "Company"), is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial position. The Company has agreements with Nationwide Life Insurance Company (NLIC) under which, NLIC pays all litigation costs on behalf of the Company. Should NLIC be unable or unwilling to pay these costs in the future, the Company would be liable for such costs.

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.
Contents of Statement of Additional Information
General Information and History
Services
Purchase of Securities Being Offered
Underwriters
Advertising
Annuity Payments
Condensed Financial Information
Financial Statements
Investment Company Act of 1940 Registration File No. 811-23386
Securities Act of 1933 Registration File No. 333-227783

Appendix A: Underlying Mutual Fund Information
This appendix contains information about the underlying mutual funds in which the Sub-Accounts invest. The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met. Refer to the prospectus for each underlying mutual fund for more detailed information. Underlying mutual fund prospectuses are available online and by contacting the Service Center.

Designations Key:
EC:	The underlying mutual fund imposes an early cut-off time for transfer requests (see Transfer Requests).
FF:	The underlying mutual fund primarily invests in other mutual funds. Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors. As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds. Refer to the prospectus for this underlying mutual fund for more information.
LCFF:	Nationwide assesses a Low Cost Fund Fee on allocations to this Sub-Account because the underlying mutual fund does not pay Nationwide mutual fund service fee payments (see Low Cost Fund Fee). Mutual fund service fee payments compensate Nationwide for promoting, marketing, and administering the contract and the underlying mutual funds.
VOL:	The underlying mutual fund uses a volatility management strategy to reduce a Contract Owner’s exposure to equity investments when equity markets are volatile which may limit investment losses in a down market. However, use of such a strategy may also limit the growth of Contract Value. For contracts with a living benefit option elected, since the benefit base of a living benefit option is not decreased as a result of negative market performance, allocation to this type of underlying mutual fund may provide little or no additional benefit. For contracts without a living benefit option elected, allocation to this type of underlying mutual fund may result in foregone investment gains that could otherwise be realized by investing in riskier underlying mutual funds.
Alger Capital Appreciation Portfolio: Class I-2 Shares
Investment Advisor:	Fred Alger Management, Inc.
Investment Objective:	Seeks long-term capital appreciation
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2020
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III
Investment Advisor:	ALPS Advisors, Inc.
Investment Objective:	Seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian Energy Infrastructure Index (the "Index").
ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III
Investment Advisor:	ALPS Advisors, Inc.
Sub-advisor:	Red Rocks Capital LLC
Investment Objective:	Seeks to maximize total return, which consists of appreciation on its investments and a variable income stream.
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	The fund pursues long-term total return using a strategy that seeks to protect against U.S. inflation.
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.
American Funds Insurance Series® - Asset Allocation Fund: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund's investment objective is to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.
American Funds Insurance Series® - Blue Chip Income and Growth Fund: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund’s investment objectives are to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.
American Funds Insurance Series® - Bond Fund: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund’s investment objective is to provide as high a level of current income as is consistent with the preservation of capital.
American Funds Insurance Series® - Global Growth Fund: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund’s investment objective is to provide long-term growth of capital.
American Funds Insurance Series® - Growth Fund: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund's investment objective is to provide growth of capital.
American Funds Insurance Series® - Growth-Income Fund: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund’s investment objectives are to achieve long-term growth of capital and income.
American Funds Insurance Series® - High-Income Bond Fund: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund’s primary investment objective is to provide a high level of current income. Its secondary investment objective is capital appreciation.
American Funds Insurance Series® - International Fund: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund's investment objective is to provide long-term growth of capital.
American Funds Insurance Series® - New World Fund®: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund’s investment objective is long-term capital appreciation.
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Financial Management, Inc.
Investment Objective:	The Fund seeks to maximize total return, consistent with income generation and prudent investment management.
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Financial Management, Inc.
Investment Objective:	To maximize total return, consistent with income generation and prudent investment management.

Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2
Investment Advisor:	Columbia Management Investment Advisors, LLC
Investment Objective:	The Fund seeks to provide shareholders with high current income as its primary objective and, as its secondary objective, capital growth.
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class
Investment Advisor:	Delaware Management Company, Inc.
Investment Objective:	The fund seeks capital appreciation.
DFA Investment Dimensions Group Inc. - DFA VA Global Moderate Allocation Portfolio: Institutional Class
Investment Advisor:	Dimensional Fund Advisors LP
Investment Objective:	To seek total return consisting of capital appreciation and current income.
Designation: FF, LCFF
DFA Investment Dimensions Group Inc. - VA Equity Allocation Portfolio: Institutional Class
Investment Advisor:	Dimensional Fund Advisors LP
Sub-advisor:	Dimensional Fund Advisors LTD, DFA Australia Limited
Investment Objective:	To achieve long-term capital appreciation.
Designation: FF, LCFF
DFA Investment Dimensions Group Inc. - VA Global Bond Portfolio
Investment Advisor:	Dimensional Fund Advisors LP
Sub-advisor:	Dimensional Fund Advisors LTD, DFA Australia Limited
Investment Objective:	To provide a market rate of return for a fixed income portfolio with low relative volatility of returns.
Designation: LCFF
DFA Investment Dimensions Group Inc. - VA International Small Portfolio
Investment Advisor:	Dimensional Fund Advisors LP
Sub-advisor:	Dimensional Fund Advisors LTD, DFA Australia Limited
Investment Objective:	To achieve long-term capital appreciation.
Designation: LCFF
DFA Investment Dimensions Group Inc. - VA International Value Portfolio
Investment Advisor:	Dimensional Fund Advisors LP
Sub-advisor:	Dimensional Fund Advisors LTD, DFA Australia Limited
Investment Objective:	To achieve long-term capital appreciation.
Designation: LCFF
DFA Investment Dimensions Group Inc. - VA Short-Term Fixed Portfolio
Investment Advisor:	Dimensional Fund Advisors LP
Sub-advisor:	Dimensional Fund Advisors LTD, DFA Australia Limited
Investment Objective:	To achieve a stable real return in excess of the rate of inflation with a minimum of risk.
Designation: LCFF
DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio
Investment Advisor:	Dimensional Fund Advisors LP
Investment Objective:	To achieve long-term capital appreciation.
Designation: LCFF
DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio
Investment Advisor:	Dimensional Fund Advisors LP
Investment Objective:	To achieve long-term capital appreciation.
Designation: LCFF
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class
Investment Advisor:	Eaton Vance Management
Investment Objective:	The fund seeks to provide a high level of current income.

Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	Income and capital growth consistent with reasonable risk.
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	Long-term capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	High total return through a combination of current income and capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	High level of current income.
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FIL Investment Advisors (UK) Limited (FIA(UK)), and other investment advisers serve as sub-advisers for the fund
Investment Objective:	The fund seeks a high level of current income. The fund may also seek capital appreciation.
First Eagle Variable Funds - Overseas Variable Fund
Investment Advisor:	First Eagle Investment Management, LLC
Investment Objective:	The fund seeks long-term growth of capital by investing primarily in equities, including common and preferred stocks, warrants or other similar rights, and convertible securities, issued by non-U.S. companies.
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks long-term growth of capital.
Goldman Sachs Variable Insurance Trust - Goldman Sachs Small Cap Equity Insights Fund: Service Shares
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks long-term growth of capital.
Guggenheim Variable Funds Trust - Series E (Total Return Bond Series)
Investment Advisor:	Guggenheim Investments
Investment Objective:	Seeks to provide total return, comprised of current income and capital appreciation.
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series)
Investment Advisor:	Guggenheim Investments
Investment Objective:	To provide a high level of current income while maximizing total return.
Guggenheim Variable Funds Trust - Series P (High Yield Series)
Investment Advisor:	Guggenheim Investments
Investment Objective:	High current income and capital appreciation as a secondary objective.

Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Sub-advisor:	Invesco Asset Management Limited
Investment Objective:	Total return through growth of capital and current income.
Invesco Oppenheimer V.I. Global Fund: Series II
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Invesco Oppenheimer V.I. International Growth Fund: Series I
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Invesco Oppenheimer V.I. Main Street Fund: Series II
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Ivy Variable Insurance Portfolios - Energy: Class II
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2020
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide capital growth and appreciation.
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide growth of capital.
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (formerly, Janus Henderson VIT Balanced Portfolio: Service Shares)
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term capital growth, consistent with preservation of capital and balanced by current income.
Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares (formerly, Janus Henderson VIT Enterprise Portfolio: Service Shares)
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares (formerly, Janus Henderson VIT Flexible Bond Portfolio: Service Shares)
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Maximum total return, consistent with preservation of capital.
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (formerly, Janus Henderson VIT Global Technology Portfolio: Service Shares)
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
John Hancock Variable Insurance Trust - Emerging Markets Value Trust: Series II
Investment Advisor:	John Hancock Variable Trust Advisers, LLC
Sub-advisor:	Dimensional Fund Advisors LP
Investment Objective:	To seek long-term capital appreciation.
Designation: LCFF
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
Investment Advisor:	Lazard Asset Management LLC
Investment Objective:	Long-term capital appreciation.

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Growth Portfolio: Class I
Investment Advisor:	Legg Mason Partners Fund Advisor, LLC
Sub-advisor:	ClearBridge Investments, LLC
Investment Objective:	The fund seeks long-term growth of capital.
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II
Investment Advisor:	Legg Mason Partners Fund Advisor, LLC
Sub-advisor:	ClearBridge Investments, LLC
Investment Objective:	The fund seeks long-term growth of capital.
Lord Abbett Series Fund, Inc. - Bond Debenture Portfolio: Class VC
Investment Advisor:	Lord, Abbett & Co. LLC
Investment Objective:	To seek high current income and the opportunity for capital appreciation to produce a high total return.
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC
Investment Advisor:	Lord, Abbett & Co. LLC
Investment Objective:	The Fund’s investment objective is to seek income and capital appreciation to produce a high total return.
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class
Investment Advisor:	New York Life Investment Management LLC
Sub-advisor:	MacKay Shields LLC
Investment Objective:	The Fund seeks capital appreciation together with current income.
MFS® Variable Insurance Trust - MFS Growth Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust - MFS Utilities Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek total return.
MFS® Variable Insurance Trust - MFS Value Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II
Investment Advisor:	Morgan Stanley Investment Management Inc.
Sub-advisor:	Morgan Stanley Investment Management Limited
Investment Objective:	Both capital appreciation and current income.

Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Amundi Pioneer Institutional Asset Management, Inc.
Investment Objective:	The Fund seeks to provide above average total return over a market cycle of three to five years.
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital growth and income through investments in equity securities, including common stocks and securities convertible into common stocks.
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks high total investment return consistent with preservation of capital over the long term.
Designation: FF, VOL
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class Y
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	DoubleLine Capital LP
Investment Objective:	The Fund seeks to maximize total return.
Designation: LCFF
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	AQR Capital Management, LLC
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Blueprint(SM) Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed income securities.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Blueprint (SM) Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Blueprint(SM) Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks growth primarily and investment income secondarily consistent with the preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Blueprint (SM) Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Blueprint (SM) Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class Y
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Bloomberg Barclays U.S. Aggregate Bond Index as closely as possible before the deduction of Fund expenses.
Designation: LCFF

Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks primarily to provide growth of capital, and secondarily current income.
Designation: FF
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital.
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity. The Fund is a money market fund that seeks to maintain a stable net asset value of $1.00 per share.
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2020
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class Y
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the MSCI EAFE® Index as closely as possible before the deduction of Fund expenses.
Designation: LCFF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed-income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other NVIT Investor Destinations Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks growth primarily and investment income secondarily consistent with the preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class Y
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The fund seeks total return.
Designation: FF
Designation: LCFF
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class Y
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks long-term capital appreciation.
Designation: FF
Designation: LCFF
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic℠ Multi-Asset Fund: Class Y
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	J.P. Morgan Investment Management Inc.
Investment Objective:	The Fund seeks a high level of total return.
Designation: LCFF

Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high total return (including income and capital gains) consistent with preservation of capital over the long term.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to achieve long-term growth of capital and income.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II (formerly, Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Mellon Investments Corporation
Investment Objective:	The Fund seeks capital appreciation, and secondarily current income.
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class Y
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Designation: LCFF
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Thompson, Siegel & Walmsley LLC; and WEDGE Capital Management, L.L.P.
Investment Objective:	The fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc. and Wellington Management Company, LLP
Investment Objective:	The Fund seeks capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Jacobs Levy Equity Management, Inc. and WCM Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Jacobs Levy Equity Management, Inc. and Invesco Advisers, Inc.
Investment Objective:	The Fund seeks long-term growth of capital.
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II (formerly, Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Newton Investment Management Limited
Investment Objective:	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund's financial criteria and social policy.
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Wellington Management Company LLP
Investment Objective:	The Fund seeks current income and long-term capital appreciation.

Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class Y
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks long-term capital appreciation.
Designation: LCFF
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class Y
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Russell 2000® Index as closely as possible before the deduction of Fund expenses.
Designation: LCFF
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Wells Capital Management, Inc.
Investment Objective:	The Fund seeks long-term capital growth. The fund invests at least 80% of its net assets in equity securities issued by small- and medium-sized companies with market capitalization similar to those of companies included in the Russell 2500 index.
Northern Lights Variable Trust - Probabilities VIT Fund: Class 1
Investment Advisor:	Probabilities Fund Management, LLC
Investment Objective:	Capital appreciation.
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class
Investment Advisor:	PIMCO
Sub-advisor:	Research Affiliates, LLC
Investment Objective:	The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Designation: FF
PIMCO Variable Insurance Trust - CommodityRealReturn® Strategy Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum real return, consistent with prudent investment management.
PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum long-term return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Income Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio's primary investment objective is to maximize current income. Long-term capital appreciation is a secondary objective.
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.

PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.
PIMCO Variable Insurance Trust - Short Term Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum current income, consistent with preservation of capital and daily liquidity.
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
Putnam Variable Trust - Putnam VT Diversified Income Fund: Class IB
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Seeks as high a level of current income as Putnam Investment Management, LLC believes is consistent with preservation of capital.
Putnam Variable Trust - Putnam VT Income Fund: Class IB
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Seeks high current income consistent with what Putnam Investment Management, LLC believes to be prudent risk.
Putnam Variable Trust - Putnam VT International Value Fund: Class IB
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited and The Putnam Advisory Company, LLC
Investment Objective:	Seeks capital growth. Current income is a secondary objective.
Rydex Variable Trust - Consumer Products Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - Financial Services Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the financial services sector.
Designation: EC: 3:50 PM EST

Rydex Variable Trust - Telecommunications Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies engaged in the development, manufacture, or sale of communications services or communications equipment.
Designation: EC: 3:50 PM EST
T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	The fund seeks to provide long-term capital growth. Income is a secondary objective.
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	The fund seeks long-term capital appreciation.
The Merger Fund VL - The Merger Fund VL
Investment Advisor:	Westchester Capital Management, LLC
Investment Objective:	Seeks to achieve capital growth by engaging in merger arbitrage.
Two Roads Shared Trust - Redwood Managed Volatility Portfolio: Class I
Investment Advisor:	Redwood Investment Management, LLC
Investment Objective:	Seeks a combination of total return and prudent management of portfolio downside volatility and downside loss.
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Class S
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Seeks long-term capital appreciation by investing in common stocks of gold-mining companies. The Fund may take current income into consideration when choosing investments.
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
Vanguard Variable Insurance Fund - Balanced Portfolio
Investment Advisor:	Wellington Management Company, LLP
Investment Objective:	Seeks to provide long-term capital appreciation and reasonable current income.
Designation: LCFF, EC: 2:30 PM EST
Vanguard Variable Insurance Fund - Capital Growth Portfolio
Investment Advisor:	PRIMECAP Management Company
Investment Objective:	The Portfolio seeks to provide long-term capital appreciation.
Designation: LCFF, EC: 2:30 PM EST
Vanguard Variable Insurance Fund - Diversified Value Portfolio
Investment Advisor:	Barrow, Hanley, Mewhinney & Strauss, LLC
Investment Objective:	Seeks to provide long-term capital appreciation and income.
Designation: LCFF, EC: 2:30 PM EST
Vanguard Variable Insurance Fund - Equity Income Portfolio
Investment Advisor:	Wellington Management Company, LLP; Vanguard Quantitative Equity Group
Investment Objective:	Seeks to provide an above average level of current income and reasonable long-term capital appreciation.
Designation: LCFF, EC: 2:30 PM EST

Vanguard Variable Insurance Fund - Equity Index Portfolio
Investment Advisor:	Vanguard Equity Index Group
Investment Objective:	Seeks to track the performance of a benchmark index that measures the investment return of large-capitalization stocks.
Designation: LCFF, EC: 2:30 PM EST
Vanguard Variable Insurance Fund - Global Bond Index Portfolio
Investment Advisor:	Vanguard Fixed Income Group
Investment Objective:	The Portfolio seeks to track the performance of a benchmark index that measures the investment return of the global, investment-grade, fixed income market.
Designation: LCFF, EC: 2:30 PM EST
Vanguard Variable Insurance Fund - Growth Portfolio
Investment Advisor:	Jackson Square Partners, LLC; Wellington Management Company LLP
Investment Objective:	The Portfolio seeks to provide long-term capital appreciation.
Designation: LCFF, EC: 2:30 PM EST
Vanguard Variable Insurance Fund - High Yield Bond Portfolio
Investment Advisor:	Wellington Management Company, LLP
Investment Objective:	Vanguard Variable Insurance Fund High Yield Bond Portfolio seeks to provide a high level of current income.
Designation: LCFF, EC: 2:30 PM EST
Vanguard Variable Insurance Fund - International Portfolio
Investment Advisor:	Baillie Gifford Overseas Ltd.; Schroder Investment Management North America, Inc.
Investment Objective:	Seeks to provide long-term capital appreciation.
Designation: LCFF, EC: 2:30 PM EST
Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio
Investment Advisor:	Vanguard Equity Index Group
Investment Objective:	The Portfolio seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization stocks.
Designation: LCFF, EC: 2:30 PM EST
Vanguard Variable Insurance Fund - Real Estate Index Portfolio
Investment Advisor:	Vanguard Equity Index Group
Investment Objective:	Seeks to provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity REITs.
Designation: LCFF, EC: 2:30 PM EST
Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio
Investment Advisor:	Vanguard Fixed Income Group
Investment Objective:	Seeks to provide current income while maintaining limited price volatility.
Designation: LCFF, EC: 2:30 PM EST
Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio
Investment Advisor:	Vanguard Fixed Income Group
Investment Objective:	Vanguard Variable Insurance Fund Total Bond Market Index Portfolio seeks to track the performance of a broad, market-weighted bond index.
Designation: LCFF, EC: 2:30 PM EST
Vanguard Variable Insurance Fund - Total International Stock Market Index Portfolio
Investment Advisor:	Vanguard Equity Index Group
Investment Objective:	The Portfolio seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in developed and emerging markets, excluding the United States.
Designation: LCFF, EC: 2:30 PM EST

Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio
Investment Advisor:	The Vanguard Group, Inc.
Investment Objective:	Seeks to track the performance of a benchmark index that measures the investment return of the overall stock market.
Designation: LCFF, EC: 2:30 PM EST
Wells Fargo Variable Trust - VT Discovery Fund: Class 2
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management, Inc.
Investment Objective:	Seeks long-term capital appreciation.

Appendix B: Condensed Financial Information
The following tables list the Condensed Financial Information (the Accumulation Unit value information for Accumulation Units outstanding) for contracts with no optional benefits (the minimum Variable Account charge of 0.40%) and contracts with the most expensive combination of allowable optional benefits as of December 31, 2019 (the maximum Variable Account charge of 0.60%). The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. To obtain a copy of the Condensed Financial Information for any other Variable Account expense tier, contact the Service Center and request a copy of the Statement of Additional Information, which is available free of charge.
The following underlying mutual funds in which the Sub-Accounts invest were added to the Variable Account after December 31, 2019; therefore, no Condensed Financial Information is available:
•	American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II
•	American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II
•	Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
•	MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Service Class
•	MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class
•	Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class Y
•	Putnam Variable Trust - Putnam VT International Value Fund: Class IB
Nationwide Life Insurance Company
Nationwide Advisory Retirement Income Annuity - Nationwide Variable Account 15
CONDENSED FINANCIAL INFORMATION
The tables below provide per unit information about the financial history of each Sub-account.
The inception of the funds is February 8, 2019 unless otherwise noted.
2019
AB VARIABLE PRODUCTS SERIES FUND, INC.:
International Value Portfolio
Beginning AUV	$10.000
Ending AUV	$11.023
Ending number of AUs (000s)	1
Small Mid Cap Value Portfolio
Beginning AUV	$10.000
Ending AUV	$10.809
Ending number of AUs (000s)	12
THE ALGER PORTFOLIOS:
Capital Appreciation Portfolio
Beginning AUV	$10.000
Ending AUV	$12.029
Ending number of AUs (000s)	2
ALPS VARIABLE INSURANCE TRUST:
ALPS Alerian Energy Infrastructure Portfolio
Beginning AUV	$10.000
Ending AUV	$10.225
Ending number of AUs (000s)	—
ALPS Red Rock Listed Private Equity Portfolio
Beginning AUV	$10.000
Ending AUV	$12.657
Ending number of AUs (000s)	—

2019
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:
VP Inflation Protection Fund
Beginning AUV	$10.000
Ending AUV	$10.641
Ending number of AUs (000s)	0
AMERICAN FUNDS INSURANCE SERIES:
Asset Allocation Fund
Beginning AUV	$10.000
Ending AUV	$11.323
Ending number of AUs (000s)	31
Blue Chip Income and Growth Fund
Beginning AUV	$10.000
Ending AUV	$11.366
Ending number of AUs (000s)	34
Bond Fund
Beginning AUV	$10.000
Ending AUV	$10.694
Ending number of AUs (000s)	20
Global Growth Fund
Beginning AUV	$10.000
Ending AUV	$12.145
Ending number of AUs (000s)	16
Growth Fund
Beginning AUV	$10.000
Ending AUV	$11.891
Ending number of AUs (000s)	7
Growth-Income Fund
Beginning AUV	$10.000
Ending AUV	$11.571
Ending number of AUs (000s)	12
High-Income Bond Fund
Beginning AUV	$10.000
Ending AUV	$10.572
Ending number of AUs (000s)	7
International Fund
Beginning AUV	$10.000
Ending AUV	$11.245
Ending number of AUs (000s)	19
New World Fund
Beginning AUV	$10.000
Ending AUV	$11.676
Ending number of AUs (000s)	13
BLACKROCK VARIABLE SERIES TRUST FUNDS:
High Yield V.I. Fund (inception February 3, 2012)
Beginning AUV	$10.000
Ending AUV	$10.865
Ending number of AUs (000s)	1

2019
Total Return V.I. Fund (inception November 18, 2011)
Beginning AUV	$10.000
Ending AUV	$10.709
Ending number of AUs (000s)	19
COLUMBIA FUNDS VARIABLE SERIES TRUST:
AQR Managed Futures Portfolio
Beginning AUV	$10.000
Ending AUV	$10.154
Ending number of AUs (000s)	—
High Yield Bond Portfolio
Beginning AUV	$10.000
Ending AUV	$10.956
Ending number of AUs (000s)	—
DFA INVESTMENT DIMENSIONS GROUP, INC:
VA Equity Allocation Portfolio
Beginning AUV	$10.000
Ending AUV	$11.431
Ending number of AUs (000s)	11
VA Global Bond Portfolio
Beginning AUV	$10.000
Ending AUV	$10.253
Ending number of AUs (000s)	3
VA Global Moderate Allocation Portfolio
Beginning AUV	$10.000
Ending AUV	$11.046
Ending number of AUs (000s)	—
VA International Small Portfolio
Beginning AUV	$10.000
Ending AUV	$11.400
Ending number of AUs (000s)	14
VA International Value Portfolio
Beginning AUV	$10.000
Ending AUV	$10.822
Ending number of AUs (000s)	5
VA Short-Term Fixed Portfolio
Beginning AUV	$10.000
Ending AUV	$10.146
Ending number of AUs (000s)	6
VA U.S. Large Value Portfolio
Beginning AUV	$10.000
Ending AUV	$11.510
Ending number of AUs (000s)	16
VA U.S. Targeted Value Portfolio
Beginning AUV	$10.000
Ending AUV	$10.888
Ending number of AUs (000s)	5

2019
DELAWARE VIP TRUST:
Small Cap Value Series
Beginning AUV	$10.000
Ending AUV	$11.280
Ending number of AUs (000s)	5
EATON VANCE VARIABLE TRUST:
Floating-Rate Income Fund
Beginning AUV	$10.000
Ending AUV	$10.311
Ending number of AUs (000s)	3
FIDELITY VARIABLE INSURANCE PRODUCTS:
Balanced Portfolio
Beginning AUV	$10.000
Ending AUV	$11.477
Ending number of AUs (000s)	—
Contrafund Portfolio
Beginning AUV	$10.000
Ending AUV	$11.854
Ending number of AUs (000s)	19
Growth & Income Portfolio
Beginning AUV	$10.000
Ending AUV	$11.744
Ending number of AUs (000s)	—
Investment Grade Bond Portfolio
Beginning AUV	$10.000
Ending AUV	$10.709
Ending number of AUs (000s)	21
Strategic Income Portfolio
Beginning AUV	$10.000
Ending AUV	$10.638
Ending number of AUs (000s)	22
FIRST EAGLE VARIABLE FUNDS:
Overseas Variable Fund
Beginning AUV	$10.000
Ending AUV	$10.741
Ending number of AUs (000s)	20
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:
Templeton Global Bond II Fund
Beginning AUV	$10.000
Ending AUV	$9.925
Ending number of AUs (000s)	—
GOLDMAN SACHS VARIABLE INSURANCE TRUST:
Multi-Strategy Alternatives Fund
Beginning AUV	$10.000
Ending AUV	$10.531
Ending number of AUs (000s)	—

2019
Small Cap Equity Insights Fund
Beginning AUV	$10.000
Ending AUV	$11.066
Ending number of AUs (000s)	7
GUGGENHEIM VARIABLE INSURANCE FUNDS:
Floating Rate Strategies Fund (Series F)
Beginning AUV	$10.000
Ending AUV	$10.374
Ending number of AUs (000s)	—
High Yield Fund (Series P)
Beginning AUV	$10.000
Ending AUV	$10.720
Ending number of AUs (000s)	—
Rydex Consumer Products Fund
Beginning AUV	$10.000
Ending AUV	$11.476
Ending number of AUs (000s)	—
Rydex Financial Services Fund
Beginning AUV	$10.000
Ending AUV	$11.528
Ending number of AUs (000s)	—
Rydex Telecommunications Fund
Beginning AUV	$10.000
Ending AUV	$10.438
Ending number of AUs (000s)	—
U.S. Total Return Bond Fund (Series E)
Beginning AUV	$10.000
Ending AUV	$10.373
Ending number of AUs (000s)	10
INVESCO VARIABLE INSURANCE FUNDS:
Invesco Oppenheimer V.I. Global Fund
Beginning AUV	$10.000
Ending AUV	$11.614
Ending number of AUs (000s)	—
Invesco Oppenheimer. V.I. International Growth Fund
Beginning AUV	$10.000
Ending AUV	$11.793
Ending number of AUs (000s)	6
Invesco Oppenheimer V.I. Main Street® Fund
Beginning AUV	$10.000
Ending AUV	$11.867
Ending number of AUs (000s)	—
Global Real Estate Fund
Beginning AUV	$10.000
Ending AUV	$11.126
Ending number of AUs (000s)	—

2019
IVY FUNDS VARIABLE INSURANCE PORTFOLIOS:
Energy Portfolio
Beginning AUV	$10.000
Ending AUV	$9.581
Ending number of AUs (000s)	—
Mid Cap Growth Portfolio
Beginning AUV	$10.000
Ending AUV	$11.846
Ending number of AUs (000s)	14
JANUS HENDERSON FUNDS- Service:
Balanced Portfolio
Beginning AUV	$10.000
Ending AUV	$11.485
Ending number of AUs (000s)	25
Enterprise Portfolio
Beginning AUV	$10.000
Ending AUV	$11.709
Ending number of AUs (000s)	10
Flexible Bond Portfolio (inception May 1, 2012)
Beginning AUV	$10.000
Ending AUV	$10.734
Ending number of AUs (000s)	23
Global Technology and Innovation Portfolio
Beginning AUV	$10.000
Ending AUV	$12.513
Ending number of AUs (000s)	9
JOHN HANCOCK VARIABLE TRUST:
Emerging Markets Value Trust Fund
Beginning AUV	$10.000
Ending AUV	$10.508
Ending number of AUs (000s)	—
LAZARD RETIREMENT SERIES INC.:
Emerging Markets Equity Portfolio
Beginning AUV	$10.000
Ending AUV	$11.171
Ending number of AUs (000s)	1
LEGG MASON PARTNERS VARIABLE EQUITY TRUST:
ClearBridge Large Cap Growth Portfolio
Beginning AUV	$10.000
Ending AUV	$11.857
Ending number of AUs (000s)	6
ClearBridge Small Cap Growth Portfolio
Beginning AUV	$10.000
Ending AUV	$11.162
Ending number of AUs (000s)	11

2019
LORD ABBETT SERIES FUND, INC. :
Bond Debenture Portfolio
Beginning AUV	$10.000
Ending AUV	$10.782
Ending number of AUs (000s)	40
Total Return Portfolio
Beginning AUV	$10.000
Ending AUV	$10.617
Ending number of AUs (000s)	9
MAINSTAY VP FUNDS TRUST:
MacKay Convertible Portfolios - Service
Beginning AUV	$10.000
Ending AUV	$11.121
Ending number of AUs (000s)	—
MFS VARIABLE INSURANCE TRUST:
Growth Series - Service
Beginning AUV	$10.000
Ending AUV	$12.231
Ending number of AUs (000s)	4
Utilities Series - Service
Beginning AUV	$10.000
Ending AUV	$11.423
Ending number of AUs (000s)	2
Value Series - Service
Beginning AUV	$10.000
Ending AUV	$11.739
Ending number of AUs (000s)	6
MORGAN STANLEY VARIABLE INSURANCE FUND, INC.:
Emerging Markets Debt II Portfolio
Beginning AUV	$10.000
Ending AUV	$10.799
Ending number of AUs (000s)	0
Global Infrastructure II Portfolio
Beginning AUV	$10.000
Ending AUV	$11.506
Ending number of AUs (000s)	1
NATIONWIDE VARIABLE INSURANCE TRUST:
Amundi NVIT Multi-Sector Bond I Fund
Beginning AUV	$10.000
Ending AUV	$10.668
Ending number of AUs (000s)	13
BlackRock NVIT Equity Dividend I Fund
Beginning AUV	$10.000
Ending AUV	$11.759
Ending number of AUs (000s)	5
BlackRock NVIT Managed Global Allocation II Fund
Beginning AUV	$10.000
Ending AUV	$11.055
Ending number of AUs (000s)	2

2019
DoubleLine NVIT Total Return Tactical Fund
Beginning AUV	$10.000
Ending AUV	$10.511
Ending number of AUs (000s)	9
Federated NVIT High Income Bond I Fund
Beginning AUV	$10.000
Ending AUV	$10.808
Ending number of AUs (000s)	—
Neuberger Berman NVIT Multi Cap Opportunities II Fund
Beginning AUV	$10.000
Ending AUV	$11.745
Ending number of AUs (000s)	—
NVIT AQR Large Cap Defensive Style II Fund
Beginning AUV	$10.000
Ending AUV	$11.729
Ending number of AUs (000s)	1
NVIT Bond Index Fund
Beginning AUV	$10.000
Ending AUV	$10.656
Ending number of AUs (000s)	68
NVIT Blueprint Aggressive II Fund
Beginning AUV	$10.000
Ending AUV	$11.353
Ending number of AUs (000s)	—
NVIT Blueprint Balanced II Fund
Beginning AUV	$10.000
Ending AUV	$10.985
Ending number of AUs (000s)	6
NVIT Blueprint Capital Appreciation II Fund
Beginning AUV	$10.000
Ending AUV	$11.185
Ending number of AUs (000s)	—
NVIT Blueprint Conservative II Fund
Beginning AUV	$10.000
Ending AUV	$10.704
Ending number of AUs (000s)	—
NVIT Blueprint Managed Growth & Income II Fund
Beginning AUV	$10.000
Ending AUV	$10.936
Ending number of AUs (000s)	—
NVIT Blueprint Managed Growth II Fund
Beginning AUV	$10.000
Ending AUV	$11.037
Ending number of AUs (000s)	37
NVIT Blueprint Moderate II Fund
Beginning AUV	$10.000
Ending AUV	$11.088
Ending number of AUs (000s)	—
NVIT Blueprint Moderately Aggressive II Fund
Beginning AUV	$10.000
Ending AUV	$11.280
Ending number of AUs (000s)	13

2019
NVIT Blueprint Moderately Conservative II Fund
Beginning AUV	$10.000
Ending AUV	$10.895
Ending number of AUs (000s)	—
NVIT DFA Capital Appreciation II Fund
Beginning AUV	$10.000
Ending AUV	$11.104
Ending number of AUs (000s)	—
NVIT DFA Moderate II Fund
Beginning AUV	$10.000
Ending AUV	$11.045
Ending number of AUs (000s)	16
NVIT Government Bond I Fund
Beginning AUV	$10.000
Ending AUV	$10.519
Ending number of AUs (000s)	6
NVIT Government Money Market I Fund
Beginning AUV	$10.000
Ending AUV	$10.124
Ending number of AUs (000s)	78
NVIT International Equity Fund
Beginning AUV	$10.000
Ending AUV	$11.049
Ending number of AUs (000s)	4
NVIT International Index Fund
Beginning AUV	$10.000
Ending AUV	$11.279
Ending number of AUs (000s)	32
NVIT Investor Destinations Aggressive II Fund
Beginning AUV	$10.000
Ending AUV	$11.388
Ending number of AUs (000s)	—
NVIT Investor Destinations Balanced II Fund
Beginning AUV	$10.000
Ending AUV	$10.974
Ending number of AUs (000s)	1
NVIT Investor Destinations Capital Appreciation II Fund
Beginning AUV	$10.000
Ending AUV	$11.219
Ending number of AUs (000s)	—
NVIT Investor Destinations Conservative II Fund
Beginning AUV	$10.000
Ending AUV	$10.655
Ending number of AUs (000s)	1
NVIT Investor Destinations Managed Growth & Income II Fund
Beginning AUV	$10.000
Ending AUV	$10.939
Ending number of AUs (000s)	20
NVIT Investor Destinations Managed Growth II Fund
Beginning AUV	$10.000
Ending AUV	$11.081
Ending number of AUs (000s)	17

2019
NVIT Investor Destinations Moderate II Fund
Beginning AUV	$10.000
Ending AUV	$11.103
Ending number of AUs (000s)	1
NVIT Investor Destinations Moderately Aggressive II Fund
Beginning AUV	$10.000
Ending AUV	$11.313
Ending number of AUs (000s)	—
NVIT Investor Destinations Moderately Conservative II Fund
Beginning AUV	$10.000
Ending AUV	$10.879
Ending number of AUs (000s)	—
NVIT iShares ETF Fixed Income Fund
Beginning AUV	$10.000
Ending AUV	$10.716
Ending number of AUs (000s)	1
NVIT iShares ETF Global Equity Fund
Beginning AUV	$10.000
Ending AUV	$11.455
Ending number of AUs (000s)	—
NVIT Managed American Funds Asset Allocation II Fund
Beginning AUV	$10.000
Ending AUV	$11.331
Ending number of AUs (000s)	156
NVIT Managed American Funds Growth-Income II Fund
Beginning AUV	$10.000
Ending AUV	$11.466
Ending number of AUs (000s)	—
NVIT Mellon Dynamic U. S. Equity Income II Fund
Beginning AUV	$10.000
Ending AUV	$11.607
Ending number of AUs (000s)	—
NVIT Mid Cap Index Fund
Beginning AUV	$10.000
Ending AUV	$11.180
Ending number of AUs (000s)	9
NVIT Multi-Manager Mid Cap Value I Fund
Beginning AUV	$10.000
Ending AUV	$11.206
Ending number of AUs (000s)	8
NVIT Multi-Manager Small Cap Growth II Fund
Beginning AUV	$10.000
Ending AUV	$11.565
Ending number of AUs (000s)	—
NVIT Multi-Manager Small Cap Value I Fund
Beginning AUV	$10.000
Ending AUV	$10.709
Ending number of AUs (000s)	—
NVIT Multi-Manager Small Company I Fund
Beginning AUV	$10.000
Ending AUV	$10.970
Ending number of AUs (000s)	1

2019
NVIT Newton Sustainable U.S. Equity Fund
Beginning AUV	$10.000
Ending AUV	$11.614
Ending number of AUs (000s)	1
NVIT Real Estate II Fund
Beginning AUV	$10.000
Ending AUV	$11.563
Ending number of AUs (000s)	7
NVIT S&P 500 Index Fund
Beginning AUV	$10.000
Ending AUV	$11.903
Ending number of AUs (000s)	101
NVIT Small Cap Index Fund
Beginning AUV	$10.000
Ending AUV	$11.046
Ending number of AUs (000s)	24
NVIT Wells Fargo Discovery II Fund
Beginning AUV	$10.000
Ending AUV	$11.691
Ending number of AUs (000s)	—
NORTHERN LIGHTS VARIABLE TRUST:
Probabilities Portfolio
Beginning AUV	$10.000
Ending AUV	$12.534
Ending number of AUs (000s)	17
PIMCO VARIABLE INSURANCE TRUST:
All Asset Portfolio - Advisor
Beginning AUV	$10.000
Ending AUV	$10.739
Ending number of AUs (000s)	—
CommodityRealReturn Strategy Portfolio
Beginning AUV	$10.000
Ending AUV	$10.351
Ending number of AUs (000s)	—
Dynamic Bond Portfolio
Beginning AUV	$10.000
Ending AUV	$10.303
Ending number of AUs (000s)	—
Emerging Markets Bond Portfolio
Beginning AUV	$10.000
Ending AUV	$10.923
Ending number of AUs (000s)	3
High Yield Portfolio
Beginning AUV	$10.000
Ending AUV	$10.820
Ending number of AUs (000s)	1
Income Portfolio
Beginning AUV	$10.000
Ending AUV	$10.578
Ending number of AUs (000s)	57

2019
International Bond Unhedged Portfolio - Advisor
Beginning AUV	$10.000
Ending AUV	$10.497
Ending number of AUs (000s)	2
International Bond US Dollar-Hedged Portfolio
Beginning AUV	$10.000
Ending AUV	$10.459
Ending number of AUs (000s)	—
Long Term US Government Portfolio
Beginning AUV	$10.000
Ending AUV	$11.229
Ending number of AUs (000s)	1
Low Duration Portfolio
Beginning AUV	$10.000
Ending AUV	$10.300
Ending number of AUs (000s)	1
Real Return Portfolio
Beginning AUV	$10.000
Ending AUV	$10.609
Ending number of AUs (000s)	1
Short Term Portfolio
Beginning AUV	$10.000
Ending AUV	$10.158
Ending number of AUs (000s)	7
Total Return Portfolio
Beginning AUV	$10.000
Ending AUV	$10.634
Ending number of AUs (000s)	39
PUTNAM VARIABLE TRUST:
Diversified Income Fund
Beginning AUV	$10.000
Ending AUV	$10.701
Ending number of AUs (000s)	16
Income Fund
Beginning AUV	$10.000
Ending AUV	$10.946
Ending number of AUs (000s)	19
REDWOOD INVESTMENT MANAGEMENT, LLC:
Managed Volatility Class I (inception date May 1, 2015):
Beginning AUV	$10.000
Ending AUV	$10.657
Ending number of AUs (000s)	—
T ROWE PRICE EQUITY SERIES, INC.:
Blue Chip Growth Portfolio II
Beginning AUV	$10.000
Ending AUV	$11.523
Ending number of AUs (000s)	18

2019
Health Sciences Portfolio II
Beginning AUV	$10.000
Ending AUV	$11.504
Ending number of AUs (000s)	4
VANECK VIP TRUST:
Emerging Markets Fund
Beginning AUV	$10.000
Ending AUV	$11.752
Ending number of AUs (000s)	—
Global Gold Fund
Beginning AUV	$10.000
Ending AUV	$12.917
Ending number of AUs (000s)	—
Global Hard Assets Fund
Beginning AUV	$10.000
Ending AUV	$10.459
Ending number of AUs (000s)	—
VANGUARD VARIABLE INSURANCE FUND:
Balanced Portfolio
Beginning AUV	$10.000
Ending AUV	$11.024
Ending number of AUs (000s)	42
Capital Growth Portfolio
Beginning AUV	$10.000
Ending AUV	$11.157
Ending number of AUs (000s)	3
Diversified Value Portfolio
Beginning AUV	$10.000
Ending AUV	$10.861
Ending number of AUs (000s)	2
Equity Income Portfolio
Beginning AUV	$10.000
Ending AUV	$10.966
Ending number of AUs (000s)	133
Equity Index Portfolio
Beginning AUV	$10.000
Ending AUV	$11.151
Ending number of AUs (000s)	116
Global Bond Index Portfolio (inception May 1, 2019)
Beginning AUV	$10.000
Ending AUV	$10.482
Ending number of AUs (000s)	—
Growth Portfolio
Beginning AUV	$10.000
Ending AUV	$11.009
Ending number of AUs (000s)	131
High Yield Bond Portfolio
Beginning AUV	$10.000
Ending AUV	$10.570
Ending number of AUs (000s)	7

2019
International Portfolio
Beginning AUV	$10.000
Ending AUV	$10.940
Ending number of AUs (000s)	20
Mid Cap Index Portfolio
Beginning AUV	$10.000
Ending AUV	$10.888
Ending number of AUs (000s)	168
REIT Index Portfolio
Beginning AUV	$10.000
Ending AUV	$10.943
Ending number of AUs (000s)	12
Short-Term Investment Grade Portfolio
Beginning AUV	$10.000
Ending AUV	$10.286
Ending number of AUs (000s)	112
Total Bond Market Index Portfolio
Beginning AUV	$10.000
Ending AUV	$10.514
Ending number of AUs (000s)	161
Total International Stock Market Index Portfolio (inception May 1, 2019)
Beginning AUV	$10.000
Ending AUV	$10.742
Ending number of AUs (000s)	169
Total Stock Market Index Portfolio
Beginning AUV	$10.000
Ending AUV	$11.076
Ending number of AUs (000s)	236
WELLS FARGO ADVANTAGE VT FUNDS:
Discovery Fund
Beginning AUV	$10.000
Ending AUV	$11.703
Ending number of AUs (000s)	1
WESTCHESTER CAPITAL
Merger Fund VL
Beginning AUV	$10.000
Ending AUV	$10.452
Ending number of AUs (000s)	—

Appendix C: Contract Types and Tax Information
Types of Contracts
The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code (the "Code"). Following is a general description of the various contract types. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.
Non-Qualified Contracts
A non-qualified contract is a contract that does not qualify for certain tax benefits under the Code, such as deductibility of purchase payments, and which is not an IRA, Roth IRA, SEP IRA, Simple IRA, or tax sheltered annuity.
Upon the death of the owner of a non-qualified contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.
Non-qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed. Non-qualified contracts that are owned by non-natural persons, such as trusts, corporations, and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an agent of a natural person.
Charitable Remainder Trusts
Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Code. Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in two respects:
(1)	Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.
(2)	Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust’s right to the death benefit will be void.
While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial advisor prior to purchasing the contract. An annuity that has a Charitable Remainder Trust endorsement is not a Charitable Remainder Trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.
Individual Retirement Annuities (IRAs)
IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $6,000; if the contract owner is age 50 or older, the annual premium cannot exceed $7,000 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities, certain 457 governmental plans, and other IRAs can be received);
•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½ prior to January 1, 2020. See Tax Changes for the change the SECURE Act made to this requirement;
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.
IRAs may receive rollover contributions from other individual retirement accounts, other individual retirement annuities, tax sheltered annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).

When the owner of an IRA attains the age of 70½ prior to January 1, 2020, the Code requires that certain minimum distributions be made. The SECURE Act was enacted on December 20, 2019 and increased the age an IRA owner is required to begin certain minimum distributions from age 70½ to age 72. However, the change only applies to an IRA owner who attains age 72 on or after January 1, 2020. In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period. Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.
Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.
For further details regarding IRAs, refer to the disclosure statement provided when the IRA was established and the annuity contract’s IRA endorsement.
As used herein, the term "individual retirement plans" shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.
One-Rollover-Per-Year Limitation
A contract owner can receive a distribution from an IRA and roll it into another IRA within 60 days from the date of the distribution and not have the amount of the distribution included in taxable income. Only one rollover per year from a contract owner’s IRA is allowed. The one-year period begins on the date the contract owner receives the IRA distribution, and not on the date the IRA was rolled over. The Internal Revenue Service ("IRS") has interpreted this one-rollover-per-year limitation as applying separately to each IRA a contract owner owns.
However, on March 20, 2014, the IRS issued Announcement 2014-15 in which it decided to follow the Tax Court’s interpretation of the one rollover per year rule in the Bobrow case. In Bobrow, the Tax Court interpreted the one-rollover-per-year limitation as applying in the aggregate to all the IRAs that a taxpayer owns. This means that a contract owner cannot make an IRA rollover distribution if, within the previous one year period, an IRA rollover distribution was taken from any other IRAs owned. Also, rollovers between an individual’s Roth IRAs would prevent a separate rollover within the 1-year period between the individual’s traditional IRAs, and vice versa.
Direct transfers IRA funds between IRA trustees are not subject to the one rollover per year limitation because such transfers are not considered rollover distributions. Also, a rollover from a traditional IRA to a Roth IRA (a conversion) is not subject to the one roll over per year limitation, and such a rollover is disregarded in applying the one rollover per year limitation to other rollovers.
Roth IRAs
Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $6,000; if the contract owner is age 50 or older, the annual premium cannot exceed $7,000 (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax. However, a rollover or conversion of an amount from an IRA or eligible retirement plan after December 31, 2017 cannot be recharacterized back to an IRA.
For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract’s IRA endorsement.

Simplified Employee Pension IRAs (SEP IRA)
A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.
An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Code and the written plan.
A SEP IRA plan must satisfy:
•	minimum participation rules;
•	top-heavy contribution rules;
•	nondiscriminatory allocation rules; and
•	requirements regarding a written allocation formula.
In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.
When the owner of a SEP IRA attains the age of 70½ prior to January 1, 2020, the Code requires that certain minimum distributions be made. The SECURE Act enacted on December 20, 2019 increased the age an IRA owner is required to begin certain minimum distributions from age 70½ to age 72. However, the change only applies to an IRA owner who attains age 72 on or after January 1, 2020. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Simple IRAs
A Simple IRA is an Individual Retirement Annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:
•	vesting requirements;
•	participation requirements; and
•	administrative requirements.
The funds contributed to a Simple IRA cannot be commingled with funds in other individual retirement plans or SEP IRAs.
A Simple IRA cannot receive rollover distributions except from another Simple IRA.
When the owner of a Simple IRA attains the age of 70½ prior to January 1, 2020, the Code requires that certain minimum distributions be made. The SECURE Act enacted on December 20, 2019 increased the age an IRA owner is required to begin certain minimum distributions from age 70½ to age 72. However, the change only applies to an IRA owner who attains age 72 on or after January 1, 2020. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Federal Tax Considerations
Federal Income Taxes
The tax consequences of purchasing a contract described in this prospectus will depend on:
•	the type of contract purchased;
•	the purposes for which the contract is purchased; and
•	the personal circumstances of individual investors having interests in the contracts.
Existing tax rules are subject to change and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

The following is a brief summary of some of the federal income tax considerations related to the types of contracts sold in connection with this prospectus. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. Nothing in this prospectus should be considered to be tax advice. Purchasers and prospective purchasers of the contract should consult a financial professional, tax advisor, or legal counsel to discuss the taxation and use of the contracts.
IRAs, SEP IRAs, and Simple IRAs
Distributions from IRAs, SEP IRAs, and Simple IRAs are generally taxed as ordinary income when received. If any of the amounts contributed to the Individual Retirement Annuity was non-deductible for federal income tax purposes, then a portion of each distribution is excludable from income.
If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to an additional penalty tax of 10% unless an exception applies. (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.) The 10% penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	used for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Roth IRAs
Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that is made after the Roth IRA has satisfied the five-year rule and meets one of the following requirements:
•	it is made on or after the date on which the contract owner attains age 59½;
•	it is made to a beneficiary (or the contract owner’s estate) on or after the death of the contract owner;
•	it is attributable to the contract owner’s disability; or
•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.
The five-year rule is satisfied if a five tax-year period has passed beginning with the first tax year in which a contribution is made to any Roth IRA established by the owner.
A qualified distribution is not included in gross income for federal income tax purposes.
A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner’s gross income as ordinary income in the year that it is distributed to the contract owner.
Special rules apply for Roth IRAs that have proceeds received from an individual retirement plan prior to January 1, 1999 if the owner elected the special four-year income averaging provisions that were in effect for 1998.
If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to an additional penalty tax of 10% unless an exception applies. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

•	for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Non-Qualified Contracts - Natural Persons as Contract Owners
Generally, the income earned inside a non-qualified annuity contract that is owned by a natural person is not taxable until it is distributed from the contract.
Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the investment in the contract at the time of the distribution. In general, the investment in the contract is equal to the purchase payments made with after-tax dollars reduced by any prior nontaxable distribution. Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged as collateral for a loan, amounts borrowed from the contract, or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.
With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the contract owner’s investment in the contract, divided by the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.
Commencing after December 31, 2010, the Code provides that if only a portion of a non-qualified annuity contract is annuitized for either (a) a period of 10 years or greater, or (b) for the life or lives of one or more persons, then the portion of the contract that has been annuitized would be treated as if it were a separate annuity contract. This means that an annuitization date can be established for a portion of the annuity contract (rather than requiring the entire contract to be annuitized at once) and the above description of the taxation of annuity distributions after the annuitization date would apply to the portion of the contract that has been annuitized. The investment in the contract is required to be allocated pro rata between the portion of the contract that is annuitized and the portion that is not. All other benefits under the contract (e.g., death benefit) would also be reduced pro rata. For example, if 1/3 of the cash value of the contract were to be annuitized, the death benefit would also be reduced by 1/3.
In determining the taxable amount of a distribution that is made prior to the annuitization date, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.
A special rule applies to distributions from contracts that have investments in the contract that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as the nontaxable recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.
The Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:
•	the result of a contract owner’s death;
•	the result of a contract owner’s disability (as defined in the Code);
•	one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or
•	is allocable to an investment in the contract before August 14, 1982.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Non-Qualified Contracts - Non-Natural Persons as Contract Owners
The previous discussion related to the taxation of non-qualified contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.
Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts for most purposes of the Code. Therefore, income earned under a non-qualified contract that is owned by a non-natural person is taxed as ordinary income during the taxable year in which it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.
The non-natural persons rules do not apply to all entity-owned contracts. For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.
The non-natural persons rules also do not apply to contracts that are:
•	acquired by the estate of a decedent by reason of the death of the decedent;
•	issued in connection with certain qualified retirement plans and individual retirement plans;
•	purchased by an employer upon the termination of certain qualified retirement plans; or
•	immediate annuities within the meaning of Section 72(u) of the Code.
If the annuitant, who is the individual treated as owning the contract, dies before the contract is completely distributed, the balance may be included in the annuitant’s gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.
Non-Qualified Contracts – Adviser Fee Withdrawals
As a general rule, Internal Revenue Service ("IRS") guidance provides that investment advisory fees paid directly from a non-qualified annuity to an investment adviser are considered to be a distribution from the annuity, may be taxable, and are reportable to the IRS.
However, in private letter ruling issued to Nationwide in 2019, the IRS ruled that the payment of investment advisory fees will not be treated as distributions from non-qualified Contracts, will not be taxable to the Contract Owner, are not reportable to the IRS as distributions from the Contract, and are not subject to the 10% penalty for early withdrawal by Contract Owners who are under age 59 ½ if all of the following requirements are met:
•	the annuity contract is designed for Contract Owners who will receive ongoing investment advice from an investment adviser who is appropriately licensed and in the business of providing investment advice;
•	the Contract Owner authorizes the investment advisory fees to be paid periodically to the adviser from the Contract’s cash value;
•	the investment advisory fees will be determined based on an arms-length transaction between the Contract Owner and investment advisor;
•	the investment advisory fees will not exceed an amount equal to an annual rate of 1.5% of the Contract’s cash value determined at the time and in the manner provided by the fee authorization, but in all events based on the cash value during the period to which the investment advisory fees relate ("PLR Permitted Amount");
•	the investment advisory fees will compensate the investment advisor only for investment advice that the investment advisor provides to the Contract Owner with respect to the Contract and not for any other services or accounts;
•	while the fee agreement is in place, the Contract will be solely liable for the payment of investment advisory fees directly to the investment advisor;
•	the Contract Owner may not pay the fees to the investment advisor from any other accounts or assets nor can the Contract Owner direct the payment of fees for any other purpose or to any other person; and
•	the investment advisor will not receive a commission for the sale of the Contract.

It is unclear how an investment advisory fee in excess of the 1.5% limit will be treated by the IRS. The IRS may take the position that it is entirely subject to the standard tax treatment for withdrawals or it may treat only the amount in excess of the 1.5% amount as a taxable distribution to the Contract Owner. Although the tax treatment is unclear, Nationwide will report to the IRS the amount of any investment advisory fee in excess of the 1.5% as a taxable distribution.
Beginning in 2020, the PLR Permitted Amount for each eligible Contract as follows.
Systematic Adviser Fees. "Systematic Adviser Fees" are investment advisory fees that are automatically withdrawn according to our designated form that specifies the frequency and basis (e.g. contract value or average daily contract value). If either the frequency or the basis is changed during a calendar year, then the Non-Systematic Adviser Fee calculation will apply for that calendar year. Systematic Adviser Fees withdrawn will be within the PLR Permitted Amount if:
•	The amount of the Systematic Adviser Fee being withdrawn is less than or equal to (1.5% / frequency of withdrawals ) x basis on the date of withdrawal; or
•	The annual cumulative total of Systematic Adviser Fees withdrawn is less than or equal to (1.5% x basis on the date of withdrawal).
If the amount of the Systematic Adviser Fee exceeds the PLR Permitted Amount, then the amount in excess of the PLR Permitted Amount will be reported as taxable.
Non-Systematic Advisor Fees. "Non-Systematic Adviser Fees" are Adviser Fees that do not meet the definition of Systematic Adviser Fees. Non-Systematic Adviser Fees withdrawn will be within the PLR Permitted Amount if the annual cumulative total of the Non-Systematic Adviser Fees withdrawn from an eligible Contract is less than or equal to 1.5% multiplied by the year-to-date average daily asset value on the date of the withdrawal.
Exchanges
As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property. However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity contract, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts. If the exchange includes the receipt of other property, such as cash, in addition to another annuity contract, special rules may cause a portion of the transaction to be taxable to the extent of the value of the other property.
Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal
In June 2011, the Internal Revenue Service issued Rev. Proc. 2011-38, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract. Rev. Proc. 2011-38 modified and superseded prior guidance that was contained in Rev. Proc. 2008-24. A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under Section 1035 of the Code if, for a period of at least 180 days from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange. In addition, the 180-day period will be deemed to have been satisfied with respect to amounts received as an annuity for a period of 10 years or more, or as an annuity for the life of one or more persons. The taxation of distributions (other than distributions described in the immediately preceding sentence) received from either contract within the 180-day period will be determined using general tax principles to determine the substance of those payments. For example, they could be treated as taxable "boot" in an otherwise tax-free exchange, or as a distribution from the new contract. Rev. Proc. 2011-38 also removed numerous exceptions to the 180-day waiting period that Rev. Proc. 2008-24 provided for in its 12-month waiting period. Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax advisor.
Taxation of Lifetime Withdrawals Under the Retirement Income Developer option and the Nationwide Lifetime Rider Advisory option (see Custom Choice Asset Rebalancing Service)Retirement Income Developer option or the Nationwide L.inc Rider Advisory option
While the tax treatment for withdrawals for benefits such as Retirement Income Developer option and the Nationwide Lifetime Rider Advisory option (see Custom Choice Asset Rebalancing Service)Retirement Income Developer option or the Nationwide L.inc Rider Advisory option is not clear under federal tax law, Nationwide intends to treat withdrawals under these options as taxable to the extent that the cash value of the contract exceeds the contract owner's investment in the contract at the time of the withdrawal. Specifically, Nationwide intends to treat the following amount of each withdrawal as a taxable distribution:
The greater of:
(1)	A–C; or
(2)	B–C,
Where:
A	=	the contract value immediately before the withdrawal;
B	=	the guaranteed annual benefit amount immediately before the withdrawal; and
C	=	the remaining investment in the contract.
In certain circumstances, this treatment could result in the contract value being less than the investment in the contract after such a withdrawal. If the Contract Owner subsequently takes withdrawals from the contract under such circumstances, the Contract Owner would have a loss that may be deductible. If the Contract Owner purchases one of these options in an IRA, withdrawals in excess of the annual benefit amount may be required to satisfy the minimum distribution requirements under the Code. Consult a qualified tax adviser.
Same-Sex Marriages, Domestic Partnership, and Other Similar Relationships
The Treasury issued final regulations that address what relationships are considered marriages for federal tax purposes. The final regulations definition of a marriage reflects the United States Supreme Court holdings in Windsor and Obergefell, as well as Rev. Proc. 2017-13.
The final regulations define the terms "spouse", "husband", "wife", and "husband and wife" to be gender neutral so that such terms can apply equally to same sex couples and opposite sex couples. In addition, the regulations adopt the "place of celebration" rule to determine marital status for federal tax purposes. A marriage of two individuals is recognized for federal tax purposes if the marriage is recognized by a state, possession, or territory of the US in which the marriage was entered into, regardless of the couples place of domicile. Also a marriage entered into in a foreign jurisdiction will be recognized for federal tax purposes if that marriage would be recognized in at least one state, possession, or territory of the US.
Finally, the regulations adopt the holding of Rev. Proc. 2013-17 that relationships entered into as civil unions, or registered domestic partnerships that are not denominated as marriages under state law are not marriages for federal tax purposes. Therefore, the favorable income-tax deferral options afforded by federal tax law to a married spouse under Code Sections 72 and 401(a)(9) are not available to individuals who have entered into these formal relationships.
Withholding
Pre-death distributions from the contracts are subject to federal income tax. Nationwide is required to withhold the tax from the distributions unless the contract owner requests otherwise. Under some circumstances, the Code will not permit contract owners to waive withholding. Such circumstances include:
•	if the payee does not provide Nationwide with a taxpayer identification number; or
•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.
If a contract owner is prohibited from waiving withholding, as described above, the portion of the distribution that represents income will be subject to withholding rates established by Section 3405 of the Code.
If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:
•	the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in Section 401(a), an eligible deferred compensation plan described in Section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or individual retirement plan; or
•	the distribution satisfies the minimum distribution requirements imposed by the Code.

Non-Resident Aliens
Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.
Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:
(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and
(2)	provide Nationwide with an individual taxpayer identification number.
If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.
Another exemption from the 30% withholding rate is available if the non-resident alien provides Nationwide with sufficient evidence that:
(1)	the distribution is connected to the non-resident alien’s conduct of business in the United States;
(2)	the distribution is includable in the non-resident alien’s gross income for United States federal income tax purposes; and
(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.
Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons.
This prospectus does not address any tax matters that may arise by reason of application of the laws of a non-resident alien’s country of citizenship and/or country of residence. Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the applicability of laws of those jurisdictions to the purchase or ownership of a contract.
FATCA
Under Sections 1471 through 1474 of the Internal Revenue Code (commonly referred to as FATCA), distributions from a contract to a foreign financial institution or to a nonfinancial foreign entity, each as described by FATCA, may be subject to United States tax withholding at a flat rate equal to 30% of the taxable amount of the distribution, irrespective of the status of any beneficial owner of the contract or of the distribution. Nationwide may require a contract owner to provide certain information or documentation (e.g., Form W-9 or Form W-8BEN) to determine its withholding requirements under FATCA.
Additional Medicare Tax
Section 1411 of the Code imposes a surtax of 3.8% on certain net investment income received by individuals and certain trusts and estates. The surtax is imposed on the lesser of (a) net investment income or (b) the excess of the modified adjusted gross income over a threshold amount. For individuals, the threshold amount is $250,000 (married filing jointly); $125,000 (married filing separately); or $200,000 (other individuals). The threshold for an estate or trust for 2020 is $7,500.
Modified adjusted gross income is equal to adjusted gross income with several modifications; consult with a qualified tax advisor regarding how to determine modified adjusted gross income for purposes of determining the applicability of the surtax.
Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities. Net investment income does not include, among other things, distributions from certain qualified plans (such as IRAs, Roth IRAs, and plans described in Code Sections 401(a), 401(k), 403(a), 403(b) or 457(b)); however, such distributions, to the extent that they are includible in income for federal income tax purposes, are includible in modified adjusted gross income.
Federal Estate, Gift and Generation Skipping Transfer Taxes
The following transfers may be considered a gift for federal gift tax purposes:
•	a transfer of the contract from one contract owner to another; or
•	a distribution to someone other than a contract owner.

Upon the contract owner’s death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.
Section 2612 of the Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:
(a)	an individual who is two or more generations younger than the contract owner; or
(b)	certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not two or more generations younger than the contract owner).
If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:
•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or
•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.
If a payment is subject to the generation skipping transfer tax, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.
Charge for Tax
Nationwide is not required to maintain a capital gain reserve liability on non-qualified contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.
Diversification
Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:
•	the failure to diversify was inadvertent;
•	the failure is corrected; and
•	a fine is paid to the Internal Revenue Service.
The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.
If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.
Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, indicating that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to fail to qualify for the desired tax treatment. The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, Nationwide will take whatever steps are available to remain in compliance.
Based on the above, the contract should be treated as an annuity contract for federal income tax purposes.
Required Distributions
The Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Consult a qualified tax or financial professional for more specific required distribution information.

If the Contract Owner purchases the Retirement Income Developer option or the Nationwide Lifetime Income Rider Advisory option (see Custom Choice Asset Rebalancing Service)Retirement Income Developer option or the Nationwide L.inc Rider Advisory option, withdrawals in excess of the annual benefit amount may be required to satisfy the minimum distribution requirements under the Code. Consult a qualified tax adviser.
Required Distributions – General Information
In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner’s death. The distribution rules in the Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the contract owner, or that are made from non-qualified contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.
Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.
Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For non-qualified contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner’s death. For contracts other than non-qualified contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner’s death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.
For IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax-Sheltered Annuities, the SECURE Act that was enacted on December 20, 2019 generally eliminated the option to take required minimum distributions over a designated beneficiary’s life expectancy. In the case of a contract owner who dies on or after January 1, 2020, an individual beneficiary under a qualified contract must withdraw the entire balance of the contract by December 31 of the tenth year following the contract owner’s death. There are limited exceptions to this rule and a prospective purchaser contemplating the purchase of the contract should consult a qualified tax advisor.
Required Distributions for Non-Qualified Contracts
Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:
(1)	If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.
(2)	If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) must be distributed within five years of the contract owner’s death, provided however:
(a)	any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and
(b)	if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse’s death.
In the event that the contract owner is not a natural person (e.g., a trust or corporation), but is acting as an agent for a natural person, for purposes of these distribution provisions:
(a)	the death of the annuitant will be treated as the death of a contract owner;
(b)	any change of annuitant will be treated as the death of a contract owner; and

(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.
These distribution provisions do not apply to any contract exempt from Section 72(s) of the Code by reason of Section 72(s)(5) or any other law or rule.
Required Distributions for IRAs, SEP IRAs, Simple IRAs, and Roth IRAs
Required Distributions During the Life of the Contract Owner
For those contract owners who attained the age of 70½ prior to January 1, 2020, distributions from IRA, SEP IRA, or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. The SECURE Act raised the age that distributions from IRA, SEP IRA, or Simple IRA must begin. For contract owners who attain age 72 on or after January 1, 2020, distributions must begin no later than April 1 of the calendar year in which the contract owner turns age 72. Distributions may be paid in a lump sum or in substantially equal payments over:
Distributions from IRA, SEP IRA, or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. Distributions may be paid in a lump sum or in substantially equal payments over:
(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner's designated beneficiary; or
(b)	a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner's spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.
For IRAs, SEP IRAs, and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA, or Simple IRA of the contract owner.
If the contract owner's entire interest in IRA, SEP IRA, or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½ (age 72 for those contract owners who turn age 72 on or after January 1, 2020). The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.
Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the contract value.
Required Distributions Upon Death of a Contract Owner Before January 1, 2020
If the contract owner dies before January 1, 2020 and before the required beginning date (in the case of IRA, SEP IRA, or Simple IRA) or before the entire contract value is distributed (in the case of a Roth IRA), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse before January 1, 2020, the applicable distribution period is the spouse’s remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death. For death of the contract owner’s spouse on or after January 1, 2020 the entire balance must be withdrawn by December 31 of the tenth year following the death of the contract owner’s spouse;
(b)	if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter. If the designated beneficiary dies on or after January 1, 2020, the entire value of the contract must be withdrawn by December 31 of the tenth year following the death of the designated beneficiary; and

(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner's death.
If the contract owner dies before January 1, 2020 and on or after the required beginning date, the interest in the IRA, SEP IRA, or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse before January 1, 2020, the applicable distribution period is the greater of (a) the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter; or (b) the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death. For death of the contract owner’s spouse on or after January 1, 2020 the entire balance must be withdrawn by December 31 of the tenth year following the death of the contract owner’s spouse;
(b)	if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the greater of (a) the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter; or (b) the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter. If the designated beneficiary dies on or after January 1, 2020, the entire value of the contract must be withdrawn by December 31 of the tenth year following the death of the designated beneficiary; and
(c)	if there is no designated beneficiary, the applicable distribution period is the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter.
Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the taxation and use of the contracts.
Required Distributions Upon Death of a Contract Owner On or After January 1, 2020
If the contract owner dies on or after January 1, 2020 and the designated beneficiary is not an eligible designated beneficiary as defined under Code Section 401(a)(9)( E)(ii), then the entire balance of the contract must be distributed by December 31 of the tenth year following the contract owner’s death. In the case of an eligible designated beneficiary as defined under Code Section 401(a)(9)( E)(ii), the entire balance of the contract will be distributed by December 31 of the tenth year following the contract owner’s death unless otherwise permitted by law and approved by Nationwide. Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the taxation and use of the contracts.
If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.
For IRAs, SEP IRAs, and Simple IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA, SEP IRA, or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs, or Simple IRAs.
Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."
Tax Changes
The SECURE Act was enacted on December 20, 2019. The SECURE Act made numerous changes to the Code effective January 1, 2020, including the following:
•	Increasing the age a contract owner must begin RMDs under IRAs and certain qualified plans from age 70½ to age 72.

•	Requiring an individual beneficiary of an inherited IRA and certain qualified plans to withdraw their entire inherited interest within 10 years of the original contract owner’s death.
•	Repealing the 70½ age limitation that prohibited an individual from making an IRA contribution.
The Tax Cuts and Jobs Act (the "Act") was enacted on December 22, 2017. The Act made numerous changes to the Code effective January 1, 2018, including the following:
•	Lowered the federal individual and corporate income tax rates;
•	Doubled the federal estate and gift tax exclusion amount to $10 million;
•	Eliminated the ability to recharacterize the rollover or conversion of amounts from IRAs or eligible retirement plans to a Roth IRA.
State Taxation
The tax rules across the various states and localities are not uniform and therefore are not discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the taxation and use of the contracts.

Appendix D: Nationwide Lifetime Income Rider Advisory Option's Non-Lifetime Withdrawal and Excess Adviser Fee Examples
Example of a Non-Lifetime Withdrawal taken before the 10th Contract Anniversary*
The purpose of this example is to show the calculations used to determine the Current Income Benefit Base if a Non-Lifetime Withdrawal is taken before the 10th Contract Anniversary. This example assumes the following:
Initial Purchase Payment on Contract Issue Date:				$100,000
Original Income Benefit Base:				$100,000
Original Highest Contract Value Benefit Base**:				$100,000
Original Roll-up Value Benefit Base**:				$100,000
Additional Purchase Payment in the 3rd Contract Year+:				$ 50,000
Non-Lifetime Withdrawal Amount taken during the 5th Contract Year:				$ 40,000
Highest Contract Value on Date of Non-Lifetime Withdrawal (prior to the Non-Lifetime Withdrawal) **:				$156,000
Roll-up Value Benefit Base on Date of Non-Lifetime Withdrawal (prior to the Non-Lifetime Withdrawal)**:				$183,250
Contract Value on Date of Non-Lifetime Withdrawal**:				$160,000
Highest Contract Value Benefit Base before 5th Contract Anniversary and after Non-Lifetime Withdrawal**:				$117,000
Contract Value on 5th Contract Anniversary**:				$124,000
If a $40,000 Non-Lifetime Withdrawal is taken during the 5th Contract Year, the Current Income Benefit Base after the transaction will equal the greater of:
1)	Proportional Reduction to the Roll-up Benefit Base	=	Non-Lifetime Withdrawal Amount	X	Roll-up Benefit Base (prior to Non- Lifetime Withdrawal)
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$40,000	X	$183,250
			$160,000
		=		$45,813
	The Current Roll-up Benefit Base of $183,250 is reduced by $45,813 resulting in the proportionally reduced Roll-up Benefit Base of $137,438.
2)	Proportional Reduction to the Highest Contract Benefit Base	=	Non-Lifetime Withdrawal Amount	X	Highest Contract Value Benefit Base
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$40,000	X	$156,000
			$160,000
		=		$39,000
The Highest Contract Value Benefit Base of $156,000 is reduced by $39,000 resulting in the proportionally reduced Highest Contract Value of $117,000.
	After the Non-Lifetime Withdrawal, the Current Income Benefit Base is set to $137,438, which is the greater of the Roll-up Benefit Base and Contract Value Benefit Base after the transaction.
On the 5th Contract Anniversary, the Current Income Benefit Base will equal the greater of:

3.a)	Roll-up Benefit Base Proportional Reduction to Initial Purchase Payment	=	Non-Lifetime Withdrawal Amount	X	Initial Purchase Payment
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$40,000	X	$100,000

			$160,000
		=		$25,000
	The initial purchase payment of $100,000 is reduced by $25,000 resulting in the proportionally reduced initial purchase payment of $75,000. This is increased by 7% simple interest roll-up from the date of the initial purchase payment for each attained Contract Anniversary resulting in $101,250.
PLUS
3.b)	Proportional Reduction to Subsequent Purchase Payment	=	Non-Lifetime Withdrawal Amount	X	Subsequent Purchase Payment
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$40,000	X	$50,000
			$160,000
		=		$12,500
The subsequent purchase payment of $50,000 is reduced by $12,500 resulting in the proportionally reduced subsequent purchase payment of $37,500. This is increased by 7% simple interest roll-up from the date of the subsequent purchase payment for each attained Contract Anniversary resulting in $44,063.
	The Roll-up Benefit Base on the 5th Contract Anniversary equals $145,313 ($101,250 + $44,063).
4)	Highest Contract Value Benefit Base, which is the greater of the Highest Contract Value Benefit Base prior to the anniversary processing (i.e. $117,000) and Current Anniversary Contract Value (i.e. $124,000).
The 5th Anniversary Income Benefit Base is set to the greater of the Roll-up Benefit Base and the Highest Contract Value, which is $145,313.

Example of an Excess Adviser Fee taken before the 10th Contract Anniversary*
The purpose of this example is to show the calculations used to determine the Current Income Benefit Base if an Excess Adviser Fee is taken before the 10th Contract Anniversary. This example assumes the following:
Initial Purchase Payment on Contract Issue Date:	$100,000
Original Income Benefit Base**:	$100,000
Original Highest Contract Value Benefit Base**:	$100,000
Original Roll-up Value Benefit Base**:	$100,000
Additional Purchase Payment in the 3rd Contract Year+:	$ 50,000
Excess Adviser Fee taken during the 5th Contract Year:	$ 16,000
Highest Contract Value on Date of Non-Lifetime Withdrawal (prior to the Excess Adviser Fee)**:	$156,000
Roll-up Value Benefit Base on Date of Non-Lifetime Withdrawal (prior to the Excess Adviser Fee)**:	$183,250
Contract Value on Date of Excess Adviser Fee (after reduction for Standard Adviser Fee)**:	$160,000
Highest Contract Value Benefit Base before 5th Contract Anniversary and after Non-Lifetime Withdrawal**:	$140,000
Contract Value on 5th Contract Anniversary**:	$148,000
If a $16,000 Excess Adviser Fee is taken during the 5th Contract Year, the Current Income Benefit Base after the transaction will equal the greater of:
1)	Proportional Reduction to the Roll-up Benefit Base	=	Excess Adviser Fee	X	Roll-up Benefit Base prior to Excess Advisor Fee
Contract Value (after reduction for Standard Adviser Fee)
=	$16,000	X	$183,250
$160,000
=	$18,325

	The Current Roll-up Benefit Base of $183,250 is reduced by $18,325 resulting in the proportionally reduced Roll-up Benefit Base of $164,952.
2)	Proportional Reduction to the Highest Contract Benefit Base	=	Excess Adviser Fee	X	Highest Contract Value Benefit Base
			Contract Value (after reduction for Standard Adviser Fee)
		=	$16,000	X	$156,000
			$160,000
		=		$15,600
	The Highest Contract Value Benefit Base of $156,000 is reduced by the greater of the total dollar amount withdrawn and the proportional reduction calculated above resulting in the reduced Highest Contract Value of $140,000.
	After the Excess Adviser Fee, the Current Income Benefit Base is set to $164,925, which is the greater of the Roll-up Benefit Base and Contract Value Benefit Base after the transaction.
On the 5th Contract Anniversary, the Current Income Benefit Base will equal the greater of:
3.a)	Roll-up Benefit Base Proportional Reduction to Initial Purchase Payment	=	Excess Adviser Fee	X	Initial Purchase Payment
			Contract Value (after reduction for Standard Adviser Fee)
		=	$16,000	X	$100,000
			$160,000
		=		$10,000
	The initial purchase payment of $100,000 is reduced by $10,000 resulting in the proportionally reduced initial purchase payment of $90,000. This is increased by 7% simple interest roll-up from the date of the initial purchase payment for each attained Contract Anniversary resulting in $121,500.
PLUS
3.b)	Proportional Reduction to Subsequent Purchase Payment	=	Excess Adviser Fee	X	Subsequent Purchase Payment
			Contract Value (after reduction for Standard Adviser Fee)
		=	$16,000	X	$50,000
			$160,000
		=		$5,000
	The subsequent purchase payment of $50,000 is reduced by $5,000 resulting in the proportionally reduced subsequent purchase payment of $45,000. This is increased by 7% simple interest roll-up from the date of the subsequent purchase payment for each attain Contract Anniversary resulting in $52,875.
	The Roll-up Benefit Base on the 5th Contract Anniversary equals $174,375 ($121,500 + $52,875).
4)	Highest Contract Value Benefit Base, which is the greater of the Highest Contract Value Benefit Base prior to the anniversary processing (i.e. $140,000) and Current Anniversary Contract Value (i.e. $148,000).
The 5th Anniversary Income Benefit Base is set to the greater of the Roll-up Benefit Base and the Highest Contract Value, which is $174,375.

Example of a Non-Lifetime Withdrawal and Excess Adviser Fee taken before the 10th Contract Anniversary*
The purpose of this example is to show the calculations used to determine the Current Income Benefit Base if a Non-Lifetime Withdrawal and Excess Adviser Fee is taken before the 10th Contract Anniversary. This example assumes the following:
Initial Purchase Payment on Contract Issue Date:	$100,000
Original Income Benefit Base**:	$100,000
Original Highest Contract Value Benefit Base**:	$100,000
Original Roll-up Value Benefit Base**:	$100,000

Additional Purchase Payment in the 3rd Contract Year+:				$ 50,000
Non-Lifetime Withdrawal Amount taken during the 4th Contract Year:				$ 40,000
Highest Contract Value on Date of Non-Lifetime Withdrawal (prior to the Non-Lifetime Withdrawal) **:				$156,000
Roll-up Value Benefit Base on Date of Non-Lifetime Withdrawal (prior to the Non-Lifetime Withdrawal)**:				$183,250
Contract Value on Date of Non-Lifetime Withdrawal**:				$160,000
Highest Contract Value Benefit Base before 5th Contract Anniversary and after Non-Lifetime Withdrawal**:				$117,000
Contract Value on 5th Contract Anniversary**:				$124,000
Excess Adviser Fee taken on the 5th Contract Year				$ 6,250
Highest Contract Value on Date of Excess Adviser Fee (prior to Excess Adviser Fee)**:				$124,000
Roll-up Value Benefit Base on Date of Excess Adviser Fee (prior to Excess Adviser Fee)**:				$145,313
Contract Value on the Date of Excess Adviser Fee (after reduction for Standard Adviser Fee)**:				$125,000
Highest Contract Value Benefit Base before 6th Contract Anniversary and after Excess Adviser Fee**:				$117,750
Contract Value on 6th Contract Anniversary**:				$119,750
If a $40,000 Non-Lifetime Withdrawal is taken during the 5th Contract Year, the Current Income Benefit Base after the transaction will equal the greater of:
1)	Proportional Reduction to the Roll-up Benefit Base	=	Non-Lifetime Withdrawal Amount	X	Roll-up Benefit Base prior to Non- Lifetime Withdrawal
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$40,000	X	$183,250
			$160,000
		=		$45,813
	The Current Roll-up Benefit Base of $183,250 is reduced by $45,813 resulting in the proportionally reduced Roll-up Benefit Base of $137,438.
2)	Proportional Reduction to the Highest Contract Benefit Base	=	Non-Lifetime Withdrawal Amount	X	Highest Contract Value Benefit Base
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$40,000	X	$156,000
			$160,000
		=		$39,000
The Highest Contract Value Benefit Base of $156,000 is reduced by $39,000 resulting in the proportionally reduced Highest Contract Value of $117,000.
	After the Non-Lifetime Withdrawal, the Current Income Benefit Base is set to $137,438, which is the greater of the Roll-up Benefit Base and Contract Value Benefit Base after the transaction.
On the 5th Contract Anniversary, the Current Income Benefit Base will equal the greater of:

3.a)	Roll-up Benefit Base Proportional Reduction to Initial Purchase Payment	=	Non-Lifetime Withdrawal Amount	X	Initial Purchase Payment
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$40,000	X	$100,000
			$160,000

		=		$25,000
	The initial purchase payment of $100,000 is reduced by $25,000 resulting in the proportionally reduced initial purchase payment of $75,000. This is increased by 7% simple interest roll-up from the date of the initial purchase payment for each attained Contract Anniversary resulting in $101,250.
PLUS
3.b)	Proportional Reduction to Subsequent Purchase Payment	=	Non-Lifetime Withdrawal Amount	X	Subsequent Purchase Payment
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$40,000	X	$50,000
			$160,000
		=		$12,500
The subsequent purchase payment of $50,000 is reduced by $12,500 resulting in the proportionally reduced subsequent purchase payment of $37,500. This is increased by 7% simple interest roll-up from the date of the subsequent purchase payment for each attained Contract Anniversary resulting in $44,063.
	The Roll-up Benefit Base on the 5th Contract Anniversary equals $145,313 ($101,250 + $44,063).
4)	Highest Contract Value Benefit Base, which is the greater of the Highest Contract Value Benefit Base prior to the anniversary processing (i.e. $117,000) and Current Anniversary Contract Value (i.e. $124,000).
The 5th Anniversary Income Benefit Base is set to the greater of the Roll-up Benefit Base and the Highest Contract Value, which is $145,313.

If a 6,250 Excess Adviser Fee is taken during the 6th Contract Year, the Current Income Benefit Base after the transaction will equal the greater of:
1)	Proportional Reduction to the Roll-up Benefit Base	=	Excess Adviser Fee	X	Roll-up Benefit Base prior to Excess Advisor Fee
			Contract Value (after reduction for Standard Adviser Fee)
		=	$6,250	X	$145,313
			$125,000
		=		$7,266
	The Current Roll-up Benefit Base of $145,313 is reduced by $7,266 resulting in the proportionally reduced Roll-up Benefit Base of $138,047.
2)	Proportional Reduction to the Highest Contract Benefit Base	=	Excess Adviser Fee	X	Highest Contract Value Benefit Base
			Contract Value (after reduction for Standard Adviser Fee)
		=	$6,250	X	$124,000
			$125,000
		=		$6,200
	The Highest Contract Value Benefit Base of $124,000 is reduced by the greater of the dollar amount withdrawn and the proportional reduction calculated above resulting in the reduced Highest Contract Value of $117,750.
	After the Excess Adviser Fee, the Current Income Benefit Base is set to $138,047, which is the greater of the Roll-up Benefit Base and Contract Value Benefit Base after the transaction.
On the 6th Contract Anniversary, the Current Income Benefit Base will equal the greater of:
3.a)	Roll-up Benefit Base Proportional Reduction to Initial Purchase Payment	=	Excess Adviser Fee	X	Initial Purchase Payment with Non-Lifetime Reduction
			Contract Value (after reduction for Standard Adviser Fee)

		=	$6,250	X	$75,000
			$125,000
		=		$3,750
	The initial purchase payment of $100,000 is reduced by $28,750 (reduction for Non-Lifetime Withdrawal plus reduction for Excess Adviser Fee) resulting in the proportionally reduced initial purchase payment of $71,250. This is increased by 7% simple interest roll-up from the date of the initial purchase payment for each attained Contract Anniversary resulting in $101,175.
PLUS
3.b)	Proportional Reduction to Subsequent Purchase Payment	=	Excess Adviser Fee	X	Subsequent Purchase Payment (with Non-Lifetime Reduction)
			Contract Value (after reduction for Standard Adviser Fee)
		=	$6,250	X	$37,500
			$125,000
		=		$1,875
	The subsequent purchase payment of $50,000 is reduced by $14,375 (reduction for Non-Lifetime Withdrawal plus reduction for Excess Adviser Fee) resulting in the proportionally reduced subsequent purchase payment of $35,625. This is increased by 7% simple interest roll-up from the date of the subsequent purchase payment for each attain Contract Anniversary resulting in $44,353.
	The Roll-up Benefit Base on the 5th Contract Anniversary equals $145,528 ($101,175 + $44,353).
4)	Highest Contract Value Benefit Base, which is the greater of the Highest Contract Value Benefit Base prior to the anniversary processing (i.e. $117,750) and Current Anniversary Contract Value (i.e. $119,750).
The 6th Anniversary Income Benefit Base is set to the greater of the Roll-up Benefit Base and the Highest Contract Value, which is $145,528.

Example of a Non-Lifetime Withdrawal taken after the 10th Contract Anniversary*
The purpose of this example is to show the calculations used to determine the Current Income Benefit Base if a Non-Lifetime Withdrawal is taken after the 10th Contract Anniversary. This example assumes the following:
Initial Purchase Payment on Contract Issue Date:	$100,000
Additional Purchase Payment in the 3rd Contract Year*:	$ 50,000
Non-Lifetime Withdrawal Amount taken during the 11th Contract Year:	$ 75,000
Current Income Benefit Base (prior to Non-Lifetime Withdrawal)**:	$246,250
Contract Value on Date of Non-Lifetime Withdrawal**:	$225,000
Highest Contract Value Benefit Base before 11th Contract Anniversary and after Non-Lifetime Withdrawal**:	$164,167
Contract Value on 11th Contract Anniversary**:	$155,000
If a $75,000 Non-Lifetime Withdrawal is taken during the 11th Contract Year, the Current Income Benefit Base after the transaction will be reduced by:
1)	Proportional Reduction to the Highest Contract Value	=	Non-Lifetime Withdrawal Amount	X	Current Income Benefit Base (prior to Non- Lifetime Withdrawal)
Contract Value (on date of Non-Lifetime Withdrawal)
=	$75,000	X	$246,250
$225,000
=	$82,083
The Current Income Benefit Base will equal $164,167 ($246,250 - $82,083).
On the 11th Contract Anniversary, the Current Income Benefit Base will equal the greater of the Current Income Benefit Base prior to anniversary processing and Current Contract Anniversary Contract Value:

2)	Contract Value on Contract Anniversary	$155,000
3)	Income Benefit Base before anniversary processing	$164,167
	The Current Income Benefit Base on the 11th Anniversary is $164,167.

Example of an Excess Adviser Fee taken after the 10th Contract Anniversary*
The purpose of this example is to show the calculations used to determine the Current Income Benefit Base if an Excess Adviser Fee is taken after the 10th Contract Anniversary. This example assumes the following:
Initial Purchase Payment on Contract Issue Date:				$100,000
Additional Purchase Payment in the 3rd Contract Year+:				$ 50,000
Excess Adviser Fee taken during the 11th Contract Year:				$ 22,500
Current Income Benefit Base (prior to Excess Adviser Fee)**:				$246,250
Contract Value on Date of Excess Adviser Fee (after reduction for Standard Adviser Fee)**:				$225,000
Highest Contract Value Benefit Base before 11th Contract Anniversary and after Excess Adviser Fee**:				$221,625
Contract Value on 11th Contract Anniversary**:				$207,500
If a $22,500 Excess Adviser Fee is taken during the 11th Contract Year, the Current Income Benefit Base after the transaction will be reduced by the greater of:
1)	Dollar Amount Withdrawn		$22,500
2)	Proportional Reduction to the Highest Contract Value	=	Excess Adviser Fee	X	Current Income Benefit Base (prior to Excess Advisor Fee)
			Contract Value (on the date of Excess Adviser Fee)
		=	$22,500	X	$246,250
			$225,000
		=		$24,625
	The Current Income Benefit Base will equal $221,625 ($246,250 - $24,625).
On the 11th Contract Anniversary, the Current Income Benefit Base will equal the greater of the Current Income Benefit Base prior to anniversary processing and Current Contract Anniversary Contract Value:
3)	Contract Value on Contract Anniversary		$207,500
4)	Income Benefit Base before Anniversary Processing		$221,625
	The Current Income Benefit Base on the 11th Anniversary is $221,625.
*	All numbers are rounded to the nearest whole number
**	Contract Value, Roll-up Value, and Current Income Benefit Base are hypothetical and for example purposes only
+	Additional purchase payment made 2.5 years after contract issuance.

Appendix E: Historical Rates and Percentages
This Appendix provides historical information related to the:
•	Lifetime Withdrawal Percentages for the Retirement Income Developer option and the Joint Option for the Retirement Income Developer option.
•	Lifetime Withdrawal Percentages for the Nationwide Lifetime Income Rider Advisory option and the Joint Option for the Nationwide Lifetime Income Rider Advisory option.
For contracts with applications signed on or after May 1, 2020, rates and percentages are disclosed in the Rate Sheet Supplement that is attached to the front of this prospectus delivered to you.
Retirement Income Developer Option and Joint Option for the Retirement Income Developer Option
If the first Lifetime Withdrawal is taken prior to fifth Contract Anniversary:
	For contracts with applications signed on or after March 8, 2019 and before May 1, 2020
Contract Owner’s Age (at the time of the first Lifetime Withdrawal)	Retirement Income Developer Option's Lifetime Withdrawal Percentages*	Joint Option for the Retirement Income Developer Option's Lifetime Withdrawal Percentages*
59½ through 64	4.00%	3.75%
65 through 74	4.50%	4.25%
75 through 80	5.00%	4.75%
81 and older	5.50%	5.25%
If the first Lifetime Withdrawal is taken on or after the fifth Contract Anniversary:
	For contracts with applications signed on or after March 8, 2019 and before May 1, 2020
Contract Owner’s Age (at the time of the first Lifetime Withdrawal)	Retirement Income Developer Option's Lifetime Withdrawal Percentages*	Joint Option for the Retirement Income Developer Option's Lifetime Withdrawal Percentages*
59½ through 64	4.50%	4.25%
65 through 74	5.00%	4.75%
75 through 80	5.50%	5.25%
81 and older	6.00%	5.75%
*The Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner at the time of the first Lifetime Withdrawal, or if the Joint Option is elected, the age of the younger spouse at the time of the first Lifetime Withdrawal. A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a Lifetime Withdrawal prior to age 81.
Nationwide Lifetime Income Advisory Option and Joint Option for the Nationwide Lifetime Income Rider Advisory Option
Lifetime Withdrawal Percentage:
For contracts with applications signed on or after September 16, 2019 and before May 1, 2020:
Contract Owner’s Age (at the time of the first Lifetime Withdrawal)	Nationwide Lifetime Income Rider Advisory Option Lifetime Withdrawal Percentages*	Joint Option for the Nationwide Lifetime Income Rider Advisory Option Lifetime Withdrawal Percentages*
45 through 59½**	3.35%	3.10%
59½ through 64	4.50%	4.25%
65 through 69	5.65%	5.40%
70 through 74	5.65%	5.40%

Contract Owner’s Age (at the time of the first Lifetime Withdrawal)	Nationwide Lifetime Income Rider Advisory Option Lifetime Withdrawal Percentages*	Joint Option for the Nationwide Lifetime Income Rider Advisory Option Lifetime Withdrawal Percentages*
75 through 80	5.85%	5.60%
81 and older	6.35%	6.10%
*The Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner at the time of the first Lifetime Withdrawal, or if the Joint Option is elected, the age of the younger spouse at the time of the first Lifetime Withdrawal. A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a Lifetime Withdrawal prior to age 81.
**In New York the Contract Owner’s Age is 50 up to 59½.
Roll-Up Interest Rate:
Roll-Up Interest Rate
7%
Roll-Up Crediting Period:
Roll-Up Crediting Period
10 years